UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Executive Vice President and Treasurer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agents for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

SEMI-ANNUAL REPORTS OF

MUTUAL OF AMERICA INVESTMENT CORPORATION
AND
FIDELITY INVESTMENTS® VARIABLE INSURANCE
PRODUCT FUNDS

JUNE 30, 2006

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

VOLUME I

Semi-Annual Report of Fidelity Investments® Variable Insurance Products Funds: Equity-Income Portfolio

Semi-Annual Report of Fidelity Investments® Variable Insurance Products Funds: Asset ManagerSM Portfolio

Semi-Annual Report of Fidelity Investments® Variable Insurance Products Funds: Contrafund Portfolio

Semi-Annual Report of Fidelity Investments® Variable Insurance Products Funds: Mid Cap Portfolio

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INVESTMENT CORPORATION

We are pleased to present to you the Mutual of America Investment Corporation ("the Investment Company") Semi-Annual Report for the six months ended June 30, 2006. The report includes important information regarding the performance and financial position of the Investment Company's Funds during the first half of 2006.

The S&P 500 Index® generated a meager 2.71% total return (including dividends) for the first six months of 2006. In terms of price only (excluding dividends) the Index moved up steadily through the first four months of the year to a peak increase of 6.2% as first quarter corporate earnings came in well above expectations. However, those gains were more than given back from early May through the end of June, at one point registering a –2.0% decline versus its beginning-of-year price. The pivotal event was the Federal Reserve's May 10th increase in Fed Funds rates from 4.75% to 5.00%, accompanied by the explicit prediction of moderating economic growth due to a housing slowdown, high energy prices and rising interest rates. Furthermore, the June 1st release of the May 10th Federal Reserve Meeting Notes revealed a greater concern with inflation than the market had been anticipating. Prospects for the simultaneous slowdown in growth and increase in inflation, both suggested by the Fed, raised the level of uncertainty in equity markets, apparently leading most investors to anticipate further Fed rate increases and, as a result, a rising probability of recession. Stock prices tend to decline in the face of such a scenario.

Similarly, fixed income markets responded to the strong first quarter earnings reports and expectation of continued Fed Funds rate increases by pushing long term Treasury rates up from less than 4.5% at the beginning of the year to 5.13% on May 10th. However, the Federal Reserve's statement regarding slowing growth prompted a rally in the long bond, pushing rates back to less than 5.00%, and flat with short term rates. Interestingly, the release of a higher than expected inflation number on June 14th generated a two-week run up in the long bond to 5.25% as bond market participants seemingly panicked that inflation was beginning to get out of control. Subsequently, long rates have come back down to the 5.00% level, suggesting that bond investors have come to share the same suspicion as equity investors that a slowing economy could tip into recession. This conclusion is supported by the fact that, despite the June 29th increase in the Fed Funds rate to 5.25% from 5.00%, the 5-, 10- and 30- year Treasury bonds have continued to offer yields of around 5.00%. Such an "inverted yield curve" has historically been associated with subsequent recessions.

While it is not the intent of the Federal Reserve to create a recession, its rationale for engineering the rise in short rates over the past two years, besides moving back to "normal" from an unprecedented low Fed Funds rate, was to preclude the economy from overheating and, as a result, generating an acceleration in generalized inflation. The escalation in the price of oil and its derivatives has put special emphasis on the potential for rising inflation. As more and more companies have been able to pass through some of their increased energy costs (truckers, airlines, chemical companies, food companies), the potential for acceleration in the inflation rate beyond that expected from cyclical forces has begun to cause concern at the Federal Reserve and among investors. The one comforting factor has been the relatively benign cost of labor, which represents the largest proportion of costs in the economy. As long as wage rates remain tame, inflation should be able to be contained. However, achieving that outcome in the face of the strong economic cycle requires vigilance by the Federal Reserve and a willingness to continue to raise interest rates if compelling signs of economic slowdown don't soon occur or indications of rapidly accelerating inflation become apparent.

In fact, recent economic statistics have shown a decided softness. Housing data are the most dramatic, showing moderating growth in sales, orders and prices for new and existing homes over the past six months. The preliminary estimate of second quarter GDP growth was 2.5%, down markedly from the 5.6% registered in the first quarter. The cumulative combination of rising energy prices, decelerating or declining housing prices, rising interest rates, and flat to skimpy real income gains have led to a sensible expectation that consumer spending would begin to slow. While the data on that score remain mixed, especially with a strong retail sales number being reported for July, the thesis remains reasonable that growth will slow from its powerful and rapid pace over the past year or so without further rate increases from the Federal Reserve. Should the Fed increase rates once or twice again this year, the odds of sliding into recession will go up significantly.

If recession rises as a probable scenario, stocks would likely decline and bond prices would likely increase. However, we believe the highest probability outcome at this time remains a "soft landing" in which economic growth slows to a sustainable 2.5%-3.0% pace; corporate profits continue to expand but no longer at the double digit pace we've seen for the last 12 quarters in a row; interest rates remain at or near current elevated levels with at most one more Fed Funds rate increase; and inflation increases modestly, then plateaus and begins to recede.

While this is a decidedly optimistic outlook, it should be noted that growth outside the United States remains strong, even accelerating in some cases. Second quarter 2006 European GDP was recently reported expanding 0.9% from the first quarter, when it grew 0.6%. Japan's economy has been growing firmly for the past year, and China's expansion remains near 10% on an annualized basis. For years, it has been the United States that has been the global growth driver. However, one of the very positive outcomes of globalization is that there are now other economic blocs that can serve this purpose. One of the key contentions in our optimistic scenario for the domestic economy is the longer term stabilizing influence of globalization. That is not to dismiss new risks that have arisen, such as massive trade imbalances and their potential for inciting currency instability, or labor market disruptions as producers move around the world seeking lower labor input costs. Nonetheless, these are addressable issues, and tend to resolve themselves over long periods of time rather during 1-2 year spans of time typical of normal investment time horizons.

The implications for the stock market: Once investors become convinced of a slower but sustainable expansion, stock prices could move modestly higher on the strength of some earnings growth (5-10%) and perhaps some expansion of the market price-to-earnings ratio. This latter potential is based on the observation that stocks look inexpensive relative to alternatives such as cash, bonds or real estate, as well as the fact that the "market multiple", as represented by the trailing twelve months S&P 500 price-to earnings ratio has declined over 50% since its peak of 29.5 in the second quarter of 1999, and is back to levels not seen since the mid- to early 1990's.

The conditions that would yield this outcome for stocks would likely be viewed as neutral to slightly positive for bonds. Continued economic growth will maintain pressure on output capacity, as well as materials, labor, and credit supply. Thus rates would be expected to remain around current levels unless either both, or one, of the markets' current concerns (recession on the one hand, continued fast growth and inflation on the other) were to reassert themselves.

The total return performance for each of the Investment Company Funds is reflected below:

Total Returns — Six Months Ended June 30, 2006

Equity Index Fund	+2.63%
All America Fund	+3.93%
Small Cap Value Fund	+9.32%
Small Cap Growth Fund	+6.48%
Mid Cap Value	+7.08%
Mid-Cap Equity Index Fund	+4.14%
Aggressive Equity Fund	+8.10%
Composite Fund	+1.77%
Conservative Allocation Fund	+0.74%
Moderate Allocation Fund Fund	+1.46%
Aggressive Allocation Fund	+2.75%
Money Market Fund	+2.27%
Short-Term Bond Fund	+1.17%
Mid-Term Bond Fund	+0.01%
Bond Fund	-0.31%

The above total return performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

On the pages immediately following are brief discussions of each Fund's performance during the six months ended June 30, 2006 compared to its relevant benchmark

Following that are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund (other than the Money Market Fund) and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

Manfred Altstadt
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Investment Corporation

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500 Index®, which consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-weighted index of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock's weight in the Index proportionate to its market value. The weightings make each company's influence on the Index's performance directly proportional to that company's market value.

The S&P 500 Index® had a total return of 2.71% for the first six months of 2006. The Telecom Services sector was the leader with a 14% total return but has only a 3.3% weight in the overall index. Companies such as AT&T, Verizon, and Sprint had strong returns in the first quarter coming off their fifty-two week lows during the fourth quarter of 2005. The Energy sector once again was the largest positive contributor with 13.7% total return year to date and a 9.8% index weight. Strong commodity prices and overall geopolitical concerns serve to keep overall oil supply constrained. The second quarter was tough overall with a negative 1.5% total return for the S&P 500 Index®. Technology was the worst performing sector with a negative 10% total return.

The Fund's performance for the six months ended June 30, 2006 was 2.63%, in line with the benchmark return of 2.71%. Note that the Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500 Index®. The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500 Index® with the remaining 40% actively managed using four different investment approaches. The actively managed portion of the fund is approximately equally distributed among large-cap growth, small-cap growth, large-cap value and small-cap value.

The U.S equity markets performed very well in the first quarter of 2006 but gave back a fair amount of that period's gain during the second quarter for reasons discussed in the Market Overview. The net result for the first half was that small cap stocks siginificantly outperformed large cap stocks (the Russell 2000® Index was up 8.22% on a total return basis as opposed to the S&P 500 Index® which was up 2.71%). On a style basis, value outperformed growth in both small and large caps. Of the four indexes represented in the All America Fund, only large cap growth underperformed the S&P 500 Index®.

As a result, the Fund's return for the six months ended June 30, 2006 was 3.93% versus the benchmark return of 2.71%. The primary reason for this outperformance resulted from small cap outperforming the S&P 500 Index®, the Fund's benchmark, as well as a positive contribution from the large cap active portion of the portfolio.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000 Value® Index. The Fund generally invests in companies that are below $3 billion in market capitalization and have lower price to book characteristics.

For the six months ending June 30, 2006, The Small Cap Value Fund returned 9.32% versus a 10.44% return for the Russell 2000 Value® Index. The Russell 2000 Value® Index outperformed the Russell 2000 Growth® Index by 437 basis points during the same period. Every sector in the Russell 2000 Value® Index posted positive year to date returns. The best performing sectors included Basic Materials, Industrials and REITs. Sectors that lagged in the benchmark included Insurance, Consumer Cyclical and Consumer Staples.

The small cap market has seen increased volatility over the last quarter as investors struggle with valuations, inflation and whether or not the economy is slowing or expanding. In general, investors have become less reliant on fundamental investing.

With this as a backdrop, most small cap value investors have had a hard time keeping pace with the benchmark. While the Fund has enjoyed strong absolute results (+9.32%) during this period, it trailed the Russell 2000 Value® Index by 1.12%, primarily due to stock selection. The Fund's best performing sectors relative to the benchmark were Basic Materials and Industrials while the worst performing sectors included Consumer Cyclical and Energy.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Fund invests in growth stocks within the small capitalization marketplace.

The Small Cap Growth Fund appreciated 6.48% for the first six months of 2006. The Fund's benchmark, the Russell 2000 Growth® Index, increased 6.07% through June 30, 2006. Consumer Staples and Energy had the best absolute returns (both increasing around 18%) in the small capitalization growth marketplace. The Fund outperfomed in these two groups. However, the Fund's best relative performance came from the Health Care and Consumer Discretionary sectors which did not have the magnitude of performance of Energy and Consumer Staples but represent larger proportions of the benchmark. The Fund struggled within the Information Technology sector, specifically semiconductors, semiconductor equipment and electronic equipment manufacturers.

MID-CAP VALUE FUND

The investment objective of the Mid Cap Value Fund is to outperform the Russell Mid Cap Value® Index. The Fund generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price to book characteristics.

For the six months ending June 30, 2006, the Fund returned 7.08% versus a 7.02% return for the Russell Mid Cap Value® Index. The best performing sectors include Basic Materials, Consumer Staples and Industrials. Sectors that lagged the benchmark included Insurance, Consumer Cyclical and Healthcare. The mid cap market has seen increased volatility over the last quarter as investor struggle with valuations, inflation, and the whether or not the economy is slowing or expanding. In general, investors have become less reliant on fundament investing. With this as a backdrop, most mid cap value investors have had a hard time keeping pace with the benchmark.

The Fund's previously noted strong absolute results during this period yielded outperformance of the Russell Mid Cap Value® Index by 0.06%. The Fund's best performing sectors relative to the benchmark were Basic Materials and Industrials while the worst performing sectors included Consumer Cyclical and Consumer Staples. Note that the Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P 400 MidCap Index®. The index is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the index's performance directly proportional to that company's market value. The companies included in the index tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 Index® had a 4.24% total return for the first half of 2006. During the first quarter of 2006, the index was up 7.7% with the Industrial sector up 15.6% and Technology up 13.3%. As capital expenditures increase to improve the overall infrastructure, construction and transportation stocks have performed well. The Consumer Discretionary sector had the worst performance during the first half with a negative return of 7.3%. A slowdown in consumer spending is slowly beginning to appear.

The Fund's performance for the six months ended June 30, 2006 was 4.14%, in line with the 4.24% return of the S&P MidCap 400 Index®. Note that the performance of the Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

AGGRESSIVE EQUITY FUND

The objective of the Aggressive Equity Fund is to generate capital appreciation by investing in a combination of small-cap growth and value stocks, with the respective weightings to be determined by market conditions.

For the six months ended June 30, 2006, the small-cap Russell 2000® Index outperformed large caps as measured by either the S&P 400 Index® or the S&P 500 Index®. For the period, the best performing sectors for small-cap stocks were Materials and Energy; the worst performers were Healthcare, Consumer Discretionary and Technology. All sectors had positive performance for the period, and overall, value stocks outperformed growth stocks by a sizable margin in this segment of the market.

Over the six month period ended June 30, 2006, the Fund returned 8.10% versus an 8.21% return for the Russell 2000® Index. Stock selection was the primary driver of this essentially market-matching performance during a period in which relatively few managers kept pace with the benchmark. Sectors contributing to the outperformance included Industrials, Healthcare and Materials & Processing. Sectors detracting from performance included Consumer Discretionary, Technology and Energy. Note that the Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark. These expenses account for the Fund's modest underperformance against the benchmark.

COMPOSITE FUND

The Composite Fund invests in a diversified portfolio of common stocks and fixed-income securities seeking appreciation and current income. The equity portion of the Fund invests in stocks within the S&P 500 Index®.

The S&P 500 Index generated a meager 2.71% total return (including dividends) for the first six months of 2006. In terms of price only (excluding dividends) the Index moved up steadily through the first four months of the year to a peak increase of 6.2% as first quarter corporate earnings came in well above expectations. However, those gains were more than given back from early May through the end of June, at one point registering a –2.0% decline versus its beginning-of-year price.

U. S. Treasury yields rose dramatically during the first six months of 2006. The Federal Reserve continued to aggressively raise the Federal Funds rate in order to combat inflation while trying to avoid slowing the domestic economy too much. Their actions caused the entire yield curve to be essentially flat at 5.10%, plus or minus approximately 10 basis points. For example, 3-month Treasury Bills rose from 4.11% to 4.98%, two year Treasury Notes increased from 4.33% to 5.15%, and the long bond advanced from 4.55% to 5.19% during the six month period.

For the six months ended June 30, 2006, the Composite Fund returned 1.77%, compared to the benchmark return of 1.34%, 40% of which is based on the Lehman Brothers Aggregate Bond Index® and 60% of which is based on the S&P 500 Index®. The equity portion of the Composite Fund returned 3.21% (before expenses) for the six-month period ended June 30, 2006 versus a total return for the S&P 500 Index® of 2.71%. The fixed income portion of the Composite Fund returned–0.10% (before expenses) for the six-month period ended June 30, 2006 versus a total return for the Lehman Brothers Aggregate Bond Index® of –0.72%. Thus both components of the Fund outperformed their respective indexes for the period, providing a composite excess return of 0.43% (after expenses).

The equity portion of the Fund generated its best returns relative to the benchmark through stocks in the Consumer Discretionary, Energy, Finance and Information Technology sectors. The equity portion of the Fund does not take large over- or underweights versus benchmark sectors, but relies instead on stock and industry selection for its returns.

The fixed income portion of the Fund continued to maintain a duration shorter than the Index. So long as inflation remains an immediate threat, the bond portion of the Fund will keep its duration at or less than the Index. As the effects of high oil prices and other economically strategic commodities flow through to finished goods, the probability of interest rates rising due to inflationary pressures is expected to remain through year end.

CONSERVATIVE ALLOCATION FUND

The objective of the Conservative Allocation Fund is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Fund invests primarily in the fixed-income Funds of the Investment Company and also invests in an equity Fund of the Investment Company. The Fund's target allocation is approximately 75% of net assets in fixed-income Funds and approximately 25% of net assets in equity Funds. The Fund seeks to maintain approximately 30% of its net assets in the Bond Fund, approximately 30% in the Mid-Term Bond Fund, approximately 15% in the Short-Term Bond Fund and approximately 25% in the Equity Index Fund.

Performance for the Fund is compared to the Lehman Brothers Aggregate Bond Index® (75% weighting) and the S&P 500 Index® (25% weighting). For the six months ended June 30, 2006, the Fund returned 0.74% versus a 0.14% return in the benchmark. The outperformance of the Fund is attributable to the fact that the Short-Term Bond Fund, Mid-Term Bond Fund, and to a lesser extent the Bond Fund outperformed the bond component of the benchmark.

MODERATE ALLOCATION FUND

The objective of the Moderate Allocation Fund is capital appreciation and current income. The Moderate Allocation Fund invests in the equity and fixed-income Funds of the Investment Company. The Fund's target allocation is approximately 50% of net assets in equity Funds and approximately 50% of net assets in fixed-income Funds. The Fund seeks to maintain approximately 35% of its net assets in the Equity Index Fund, approximately 15% in the Mid-Cap Equity Index Fund, approximately 30% in the Bond Fund and approximately 20% in the Mid-Term Bond Fund.

Performance for the Fund is compared to the S&P 500 Index® (50% weighting) and the Lehman Brothers Aggregate Bond Index® (50% weighting). For the six months ending June 30, 2006, the Fund returned 1.46% versus a 1.00% return for the benchmark. The outperformance of the Fund was due to the Mid-Cap Equity Index Fund outperforming the stock component of the benchmark, while the Mid-Term Bond Fund, and (to a lesser extent) the Bond Fund outperformed the bond component of the benchmark .

AGGRESSIVE ALLOCATION FUND

The objective of the Aggressive Allocation Fund is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Fund invests in the equity and fixed income Funds of the Investment Company. The Fund's target allocation is approximately 75% of net assets in equity Funds and approximately 25% of net assets in fixed-income Funds. The Fund seeks to maintain approximately 45% of its net assets in the Equity Index Fund, approximately 20% in the Mid-Cap Equity Index Fund, approximately 10% in the Aggressive Equity Fund and approximately 25% in the Bond Fund.

Performance for the Fund is compared to the S&P 500 Index® (75% weighting) and the Lehman Brothers Aggregate Bond Index® (25% weighting). For the six months ending June 30, 2006, the Fund returned 2.75% versus a 1.85% return for the benchmark. The outperformance was due to the Aggressive Equity Fund and to a lesser extent the Mid-Cap Index Fund outperforming the benchmark's stock component, which has a large-cap focus.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital. Through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies, the Fund returned 2.27% for the six months ended June 30, 2006. Short-term rates continued to move higher during the first half of 2006 as the Federal Open Market Committee raised the Federal funds rate four times, bringing it to 5.25% from 4.25% at the beginning of the year. The seven-day effective yield as of August 15, 2006 was 5.21%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

SHORT-TERM BOND FUND

The Short-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues. The Fund's strategy focuses on overweighting corporate and agency bonds, which yield more than competing index sectors.

Over the six month period ended June 30, 2006, the yield on two-year Treasury issues increased from 4.34% to 5.15%. At the same time spreads between corporate and Agency securities were negligible. For this reason approximately 45% of the Fund's assets were invested in Agency issues, while 35% were diversified among 76 diffferent corporate issuers.

The Fund's return was 1.17% for the six months ended June 30, 2006, compared to the Citigroup Government/Corporate 1-3 Year Bond Index® return of 1.14% for the same period. The Fund maintained a shorter duration than the Index while rates rose, contributing to its performance. So long as inflation remains a disruptive force, the emphasis will remain on shorter maturities

MID-TERM BOND FUND

The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which normally yield more than U.S. Treasury issues.

The Fund continued to emphasize Agency issues and underweight Treasury and corporate bonds during the first half of 2006. So long as Agency yields remain similar to corporates, this position will be maintained. For the six months ended June 30, 2006, the Fund returned 0.01% compared to the Citigroup Government/Corporate 3-7 Year Bond Index®, which returned –0.24%. The Fund's performance was primarily due to its having a duration shorter than its benchmark during the first half of 2006. During that time, yields on three year government notes rose from 4.30% to 5.12% and on ten year notes from 4.36% to 5.14%. So long as inflation remains an economic threat, a duration slightly shorter than the Index will be maintained.

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

U. S. Treasury yields rose dramatically during the first six months of 2006. The Federal Reserve continued to aggressively raise the Federal Funds rate in order to combat inflation while trying to avoid slowing the domestic economy too much. Their actions caused the entire yield curve to be essentially flat at 5.10%, plus or minus approximately 10 basis points. For example, 3-month Treasury Bills rose from 4.11% to 4.98%, two year Treasury Notes increased from 4.33% to 5.15%, and the long bond advanced from 4.55% to 5.19% during the six month period.

The Bond Fund's return for the six months ended June 30, 2006 was –0.31%, compared to –0.72% for the Lehman Brothers Aggregate Bond Index®. The fixed income portion of the Fund continued to maintain a duration shorter than the Index. As the effects of high oil prices and other economically strategic commodities flow through to finished goods, the probability of interest rates rising due to inflationary pressures is expected to remain through year end. So long as inflation remains an immediate threat, the Fund will keep its duration at or less than the Index.

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2006

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE

EXAMPLE

As a shareholder of one of the Mutual of America Investment Corporation Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period ending June 30, 2006.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Equity Index Fund

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1 – June 30, 2006
Actual	$1,000.00	$1,026.33	$0.70
Hypothetical (5% return before expenses)	$1,000.00	$1,023.78	$0.70

*  Expenses are equal to the Fund's annual expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

All America Fund

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1 – June 30, 2006
Actual	$1,000.00	$1,039.34	$2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	$2.54

*  Expenses are equal to the Fund's annual expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Continued)

Small Cap Value Fund

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1 – June 30, 2006
Actual	$1,000.00	$1,093.17	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.30

*  Expenses are equal to the Fund's annual expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1 – June 30, 2006
Actual	$1,000.00	$1,064.83	$4.51
Hypothetical (5% return before expenses)	$1,000.00	$1,020.02	$4.42

*  Expenses are equal to the Fund's annual expense ratio of 0.88%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Cap Value Fund

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1 – June 30, 2006
Actual	$1,000.00	$1,070.78	$3.46
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.37

*  Expenses are equal to the Fund's annual expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1 – June 30, 2006
Actual	$1,000.00	$1,041.37	$0.72
Hypothetical (5% return before expenses)	$1,000.00	$1,023.77	$0.72

*  Expenses are equal to the Fund's annual expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Continued)

Aggressive Equity Fund

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1 – June 30, 2006
Actual	$1,000.00	$1,080.96	$4.39
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.26

*  Expenses are equal to the Fund's annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Composite Fund

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1 – June 30, 2006
Actual	$1,000.00	$1,017.71	$2.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	$2.54

*  Expenses are equal to the Fund's annual expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Conservative Allocation Fund

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1 – June 30, 2006
Actual	$1,000.00	$1,007.39	$2.09
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.10

*  Expenses are equal to the Fund's annual expense ratio of 0.42% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Moderate Allocation Fund

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1 – June 30, 2006
Actual	$1,000.00	$1,014.60	$1.61
Hypothetical (5% return before expenses)	$1,000.00	$1,022.85	$1.62

*  Expenses are equal to the Fund's annual expense ratio of 0.32% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Continued)

Aggressive Allocation Fund

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1 – June 30, 2006
Actual	$1,000.00	$1,027.52	$1.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.51

*  Expenses are equal to the Fund's annual expense ratio of 0.30% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1 – June 30, 2006
Actual	$1,000.00	$1,022.65	$1.28
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$1.28

*  Expenses are equal to the Fund's annual expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Short-Term Bond Fund

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1 – June 30, 2006
Actual	$1,000.00	$1,011.66	$2.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	$2.71

*  Expenses are equal to the Fund's annual expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Term Bond Fund

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1 – June 30, 2006
Actual	$1,000.00	$1,000.14	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.55

*  Expenses are equal to the Fund's annual expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Continued)

Bond Fund

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1 – June 30, 2006
Actual	$1,000.00	$996.87	$2.48
Hypothetical (5% Return before expenses)	$1,000.00	$1,021.95	$2.51

*  Expenses are equal to the Fund's annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (2.9%)
Other Securities	449,569	$20,940,451
CONSUMER, CYCLICAL (9.6%)
Comcast Corp. Cl A*	127,755	4,182,699
Disney (Walt) Co.	132,712	3,981,360
Home Depot, Inc.	124,981	4,473,070
Time Warner, Inc.	258,921	4,479,333
Other Securities	1,509,050	51,169,042
		68,285,504
CONSUMER, NON-CYCLICAL (9.6%)
Altria Group, Inc.	126,260	9,271,272
Coca-Cola Co.	123,926	5,331,297
PepsiCo, Inc.	99,919	5,999,137
Proctor & Gamble Co.	198,416	11,031,930
Wal-Mart Stores, Inc.	151,185	7,282,581
Other Securities	782,783	30,733,775
		69,649,992
ENERGY (10.0%)
ChevronTexaco Corp.	134,024	8,317,529
ConocoPhillips	99,807	6,540,353
Exxon Mobil Corp.	365,837	22,444,100
Schlumberger, Ltd.	71,342	4,645,078
Other Securities	522,616	29,219,787
		71,166,847
FINANCIAL (20.5%)
American Express Co.	74,605	3,970,478
American Int'l. Group, Inc.	157,058	9,274,275
Bank of America Corp.	275,935	13,272,474
Citigroup, Inc.	300,589	14,500,413
Goldman Sachs Group, Inc.	26,124	3,929,833
J.P. Morgan Chase & Co.	210,091	8,823,822
Merrill Lynch & Co., Inc.	55,870	3,886,317
Morgan Stanley	64,764	4,093,732
Wachovia Corp.	97,258	5,259,713
Wells Fargo & Company	101,583	6,814,188
Other Securities	1,613,856	72,346,711
		146,171,956
HEALTHCARE (11.9%)
Abbott Laboratories	92,284	4,024,505
Amgen, Inc.*	71,302	4,651,029
Johnson & Johnson	179,040	10,728,077
Lilly (Eli) & Co.	68,334	3,776,820
Medtronic, Inc.	72,983	3,424,362
Merck & Co., Inc.	131,967	4,807,558
Pfizer, Inc.	443,055	10,398,501
UnitedHealth Group, Inc.	81,447	3,647,197
Wyeth	81,384	3,614,263
Other Securities	931,218	35,650,808
		84,723,120

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIAL (12.9%):
3M Company	45,587	$3,682,062
Boeing Co.	48,347	3,960,103
General Electric Co.	628,746	20,723,468
Google, Inc.*	12,462	5,225,690
United Parcel Service Cl B	65,585	5,399,613
United Technologies Corp.	61,123	3,876,421
Other Securities	1,044,982	48,952,507
		91,819,864
TECHNOLOGY (13.4%)
Cisco Systems, Inc.*	369,120	7,208,914
Hewlett-Packard Co.	168,672	5,343,529
IBM Corp.	93,746	7,201,568
Intel Corp.	351,729	6,665,265
Microsoft Corp.	530,467	12,359,881
Oracle Corp.*	235,472	3,411,989
Qualcomm, Inc.	101,350	4,061,095
Other Securities	2,646,463	49,720,777
		95,973,018
TELECOMMUNICATIONS (3.2%)
AT&T	235,087	6,556,576
BellSouth Corp.	109,370	3,959,194
Sprint Nextel Corp.	180,129	3,600,779
Verizon Communications	176,392	5,907,368
Other Securities	144,852	2,784,880
		22,808,797
UTILITIES (3.3%)
Other Securities	627,815	23,505,143
TOTAL COMMON STOCKS (Cost: $599,615,158))97.3%		$695,044,692

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2006 (Unaudited)

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
Other Securities .	—	—	$1,500,000	$1,493,850
COMMERCIAL PAPER (2.4%)
IBM Corp.	5.25%	07/03/06	17,124,000	17,119,005
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $18,612,919) 2.6%				18,612,855
TOTAL INVESTMENTS (Cost: $618,228,077) 99.9%				713,657,547
OTHER NET ASSETS 0.1%				847,546
NET ASSETS 100.0%				$714,505,093

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2006:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
52 S & P Stock Index Futures Contracts	September 2006	$16,632,200	$438,750

Face Value of futures purchased and outstanding as percentage of total investments in securities: 2.3%

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2006 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.8%)
Other Securities	149,548	$6,966,067
CONSUMER, CYCLICAL (5.7%)
Comcast Corp. Cl A*	42,507	1,391,679
Disney (Walt) Co.	44,156	1,324,680
Home Depot, Inc.	41,584	1,488,291
Time Warner, Inc.	86,149	1,490,378
Other Securities	502,099	17,025,627
		22,720,655
CONSUMER, NON-CYCLICAL (5.8%)
Altria Group, Inc.	42,010	3,084,794
Coca-Cola Co.	41,233	1,773,844
PepsiCo, Inc.	33,245	1,996,030
Proctor & Gamble Co.	66,018	3,670,601
Wal-Mart Stores, Inc.	50,303	2,423,096
Other Securities	260,440	10,233,618
		23,181,983
ENERGY (6.0%)
ChevronTexaco Corp.	44,593	2,767,442
ConocoPhillips	33,208	2,176,120
Exxon Mobil Corp.	121,722	7,467,645
Schlumberger, Ltd.	23,737	1,545,516
Other Securities	173,900	9,723,170
		23,679,893
FINANCIAL (12.2%)
American Int'l. Group, Inc.	52,257	3,085,776
Bank of America Corp.	91,810	4,416,061
Citigroup, Inc.	100,013	4,824,627
J.P. Morgan Chase & Co.	69,902	2,935,884
Morgan Stanley	21,549	1,362,112
Wachovia Corp.	32,360	1,750,029
Wells Fargo & Company	33,799	2,267,237
Other Securities	589,062	27,992,912
		48,634,638

* Non-income producing security.

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTHCARE (7.1%)
Abbott Laboratories	30,705	$1,339,045
Amgen, Inc.*	23,724	1,547,517
Johnson & Johnson	59,571	3,569,494
Merck & Co., Inc.	43,908	1,599,568
Pfizer, Inc.	147,415	3,459,830
Other Securities	411,028	16,673,375
		28,188,829
INDUSTRIAL (7.7%)
General Electric Co.	209,198	6,895,166
Google, Inc.*	4,146	1,738,542
United Parcel Service Cl B	21,822	1,796,605
Other Securities	399,262	20,119,612
		30,549,925
TECHNOLOGY (8.0%)
Cisco Systems, Inc.*	122,815	2,398,577
Hewlett-Packard Co.	56,121	1,777,913
IBM Corp.	31,191	2,396,093
Intel Corp.	117,028	2,217,681
Microsoft Corp.	176,499	4,112,411
Qualcomm, Inc.	33,722	1,351,241
Other Securities	958,887	17,678,612
		31,932,528
TELECOMMUNICATIONS (1.9%)
AT&T	78,219	2,181,528
Verizon Communications	58,690	1,965,528
Other Securities	144,519	3,441,959
		7,589,015
UTILITIES (2.0%)
Other Securities	208,887	7,820,617
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $186,886,160) 58.2%		$231,264,150

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2006 (Unaudited)

	Maturity	Face Amount	Value
INDEXED ASSETS SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
Other Securities		$700,000	$697,546
COMMERCIAL PAPER (0.2%)
Nestle Capital Corp.	07/03/06	950,000	949,723
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,647,269) 0.4%			1,647,269
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $188,533,429) 58.6%			$232,911,419

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2006:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
10 S & P Stock Index Futures Contracts	September 2006	$3,198,500	$84,375

Face Value of futures purchased and outstanding as a percentage of total investments in securities: 0.8%

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2006 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.3%)
Other Securities	143,891	$5,053,748
CONSUMER, CYCLICAL (4.8%)
Other Securities	791,265	19,109,886
CONSUMER, NON-CYCLICAL (2.6%)
Proctor & Gamble Co.	30,785	1,711,646
Other Securities	234,151	8,598,734
		10,310,380
ENERGY (3.5%)
Exxon Mobil Corp.	62,746	3,849,467
Other Securities	297,322	9,991,949
		13,841,416
FINANCIAL (9.4%)
Bank of America Corp.	50,660	2,436,746
Bear Stearns Cos., Inc.	9,528	1,334,682
Citigroup, Inc.	58,384	2,816,444
Merrill Lynch & Co., Inc.	22,932	1,595,150
Wachovia Corp.	27,186	1,470,219
Wells Fargo & Company	32,228	2,161,854
Other Securities	941,696	25,505,106
		37,320,201
HEALTHCARE (3.8%)
Johnson & Johnson	28,660	1,717,307
Pfizer, Inc.	56,823	1,333,636
Other Securities	438,596	12,101,662
		15,152,605

* Non-income producing security.

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIAL (6.1%)
General Electric Co.	75,982	$2,504,367
United Technologies Corp.	21,021	1,333,152
Other Securities	738,202	20,345,488
		24,183,007
TECHNOLOGY (6.0%)
Microsoft Corp.	92,475	2,154,668
Other Securities	1,001,711	21,525,479
		23,680,147
TELECOMMUNICATIONS (0.8%)
Other Securities	167,465	3,181,544
UTILITIES (1.3%)
Other Securities	151,026	5,322,683
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $143,227,887) 39.6%		157,155,617
PREFERRED STOCKS:
FINANCIAL (0.1%)
Quanta Capital Holdings	13,420	250,283
TOTAL PREFERRRED STOCKS (Cost: $335,500) 0.1%		$250,283

	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.1%)
GSC Capital Corp.	7.25%	07/15/10	$460,000	$460,000
TOTAL LONG-TERM DEBT SECURITIES (Cost: $460,000) 0.1%				460,000
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.5%)
Nestle Capital Corp.	5.25	07/03/06	5,890,000	5,888,282
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,888,282) 1.5%				5,888,282
TOTAL ACTIVE ASSETS (Cost: $171,636,463) 41.3%				163,754,182
TEMPORARY CASH INVESTMENTS** (Cost: $87,500) 0.0% (1)				87,500
TOTAL INVESTMENTS (Cost: $338,532,598) 99.9%				396,753,101
OTHER NET ASSETS 0.1%				201,740
NET ASSETS 100.0%				$396,954,841

(1)  Less than 0.05%.

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2006 was 4.86%.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (4.5%)
Cytec Industries, Inc.	7,681	$412,162
Longview Fibre Co.	18,650	356,029
Lubrizol Corp.	12,543	499,839
Oregon Steel Mills, Inc.*	7,199	364,701
Other Securities	22,010	504,331
		2,137,062
CONSUMER, CYCLICAL (12.5%)
Audiovox Corp. Cl A*	65,361	892,831
Belo Corporation	25,475	397,410
Crown Holdings, Inc.*	51,652	804,222
Landry's Restaurant, Inc.	13,007	422,077
Lone Star Steakhouse	17,632	462,487
Sunterra Corporation*	43,066	440,996
Tupperware Corp.	21,124	415,932
Wolverine World Wide, Inc.	25,939	605,157
Other Securities	171,818	1,561,403
		6,002,515
CONSUMER, NON-CYCLICAL (3.6%)
Longs Drug Stores Corp.	11,460	522,805
Vector Group, Ltd.	30,694	498,778
Other Securities	26,541	725,819
		1,747,402
ENERGY (6.3%)
CNX Gas Corp.*	24,385	731,550
Holly Corp.	9,168	441,898
Range Resources Corp.	21,935	596,413
Unisource Energy Corp.	16,534	515,034
Whittier Energy*	54,240	457,243
Other Securities	25,000	300,000
		3,042,138
FINANCIAL (30.1%)
Assured Guaranty Co.*	25,737	652,948
Bank Mutual Corp.	42,568	520,181
BankAtlantic Bancorp, Inc. Cl A	31,329	464,922
Brookline Bankcorp	43,525	599,339
Conseco, Inc.*	20,649	476,992
Equity Inns, Inc.	36,850	610,236
First Niagara Financial Goup	41,867	586,975
First State Bank Corporation	18,794	446,921
Highwoods Properties, Inc.	14,174	512,815
IShares S&P MIDCAP 400	12,100	866,844
KNBT Bancorp, Inc.	33,058	546,118
LandAmerica Financial Group	10,379	670,483
MAF Bancorp	15,059	645,128
Medical Properties Trust, Inc.	30,847	340,551
Mid-America Apt. Communities	7,611	424,313
NewAlliance Bankshare	40,884	585,050
PHH Corp.*	28,439	783,210
Phoenix Companies, Inc.	28,414	400,069
Provident Financial Services	35,290	633,456
Sterling Financial Corp.	15,635	477,024
Sws Group, Inc.	15,038	362,717
Taberna Realty Fin. Trust	30,400	456,000
Other Securities	131,511	2,389,829
		14,452,121

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTHCARE (3.2%)
Enzon, Inc.*	45,678	$344,412
Other Securities	40,594	1,195,461
		1,539,873
INDUSTRIAL (16.6%)
Agnico-Eagle Mines, Ltd.	15,685	518,860
Apogee Enterprises, Inc.	39,063	574,226
Champion Enterprises, Inc.*	63,244	698,214
Gardner Denver Machinery*	8,984	345,884
General Cable Corp.*	14,038	491,330
RailAmerica, Inc.*	80,047	837,292
Siligan Holdings, Inc.	14,893	551,190
Texas Industries, Inc.	9,704	515,282
Universal Forest Products	9,794	614,378
Other Securities	154,783	2,830,603
		7,977,259
TECHNOLOGY (10.3%)
Anixter International, Inc.	13,049	619,306
CommScope, Inc.*	13,823	434,319
Tech Data Corp.*	8,981	344,061
Technitrol, Inc.	16,883	390,841
Other Securities	218,284	3,158,150
		4,946,677
TELECOMMUNICATIONS (1.6%)
Other Securities	82,123	758,766
UTILITIES (4.0%)
PNM Resources, Inc.	19,443	485,297
Sierra Pacific Resources*	39,267	523,036
Westar Energy, Inc.	19,975	439,450
Other Securities	18,384	489,748
		1,937,531
TOTAL COMMON STOCKS (Cost: $43,100,408) 92.7%		44,541,344
PREFERRED STOCKS:
FINANCIAL (0.4%)
Quanta Capital Holdings	9,210	171,766
TOTAL PREFERRRED STOCKS (Cost: $230,250) 0.4%		$171,766

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2006 (Unaudited)

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (7.3%)
Federal Home Loan Bank	4.90%	07/03/06	$3,520,000	$3,519,042
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,519,042) 7.3%				3,519,042
TOTAL INVESTMENTS (Cost: $46,849,700) 100.4%				48,232,152
OTHER NET ASSETS -0.4%				(210,631)
NET ASSETS 100.0%				$48,021,521

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (1.4%)
Commercial Metals Co.	18,138	$466,147
Other Securities	25,599	123,131
		589,278
CONSUMER, CYCLICAL (13.5%)
AAR Corp*	13,767	306,040
Aeropostale, Inc.*	12,864	371,641
Gamestop Corp.*	15,457	649,194
Hibbett Sporting Goods, Inc.*	18,775	448,723
Landry's Restaurant, Inc.	12,772	414,451
Payless Shoesource, Inc.*	17,976	488,408
Pinnacle Entertainment, Inc.*	14,897	456,593
Red Robin Gourmet Burgers*	8,547	363,760
Wild Oaks Markets, Inc.*	16,616	325,674
Wolverine World Wide, Inc.	19,678	459,088
Other Securities	81,831	1,337,250
		5,620,822
CONSUMER, NON-CYCLICAL (5.4%)
Chattem, Inc.*	8,215	249,490
Hologic, Inc.*	9,155	451,891
Serologicals Corp.*	17,276	543,157
Other Securities	32,889	992,417
		2,236,955
ENERGY (6.5%)
Denbury Resources, Inc.*	12,613	399,454
Helix Energy Solutions Group*	15,387	621,019
Holly Corp.	13,840	667,088
Range Resources Corp.	24,697	671,511
Other Securities	6,554	320,368
		2,679,440
FINANCIAL (14.1%)
Choice Hotels Intl., Inc.	10,917	661,570
IShares S&P MIDCAP 400	7,005	512,766
Jackson Hewitt Tax Service	8,183	256,537
La Salle Hotel Properties	10,019	463,880
Lazard, Ltd. Cl A*	10,028	405,131
MoneyGram International, Inc.	11,228	381,191
National Financial Partners	6,902	305,828
PrivateBancorp, Inc.	10,328	427,682
Texas Regional Bancshares	13,504	512,072
Tower Group, Inc.	15,981	483,425
Other Securities	50,468	1,445,813
		5,855,895
HEALTHCARE (13.0%)
Advanced Medical Optics, Inc.*	5,471	276,997
Amylin Pharmaceuticals, Inc.*	6,901	340,702
DJ Orthopedics, Inc.*	10,986	404,614
Digene Corp.*	8,168	316,428
Psychiatric Solutions*	10,106	289,638
United Surgical Partners, Inc.	8,733	262,601
Ventana Medical Systems, Inc.*	9,060	427,451
Viasys Healthcare, Inc.*	11,348	290,509
Other Securities	163,008	2,771,858
		5,380,798

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIAL (20.2%)
Actuant Corp. Cl A	7,484	$373,826
Agnico-Eagle Mines, Ltd.	12,221	404,271
Genesee & Wyoming, Inc. Cl A*	14,104	500,269
HUB Group, Inc. Cl A*	19,066	467,689
Hydril Company*	6,336	497,503
Lincoln Electric Holdings	9,559	598,871
Littelfuse, Inc.*	7,321	251,696
Regal-Beloit Corp.	7,285	321,633
Shaw Group, Inc.*	17,202	478,216
Werner Enterprises, Inc.	12,327	249,868
Other Securities	192,162	4,228,086
		8,371,928
TECHNOLOGY (22.0%)
Akami Technologies*	10,544	381,587
Arris Group, Inc.*	22,333	293,009
Aspen Technology, Inc.*	19,104	250,644
Medics Pharmaceutical Corp.	27,475	659,400
Microsemi Corp.*	21,773	530,826
Netlogic Microsystems, Inc.*	8,733	281,639
Open Text Corp.*	21,758	314,186
Red Hat, Inc.*	19,095	446,823
Rogers Corp.*	6,542	368,576
SPSS, Inc.*	9,076	291,703
Sonosite, Inc.*	8,232	321,377
ValueClick , Inc.*	20,220	310,377
Varian Semiconductor Equip.*	11,901	388,092
Viasat, Inc.*	18,615	478,033
Wabtech	17,568	657,043
Other Securities	182,058	3,133,974
		9,107,289
UTILITIES (0.9%)
Other Securities	12,343	363,980
TOTAL COMMON STOCKS (Cost: $38,131,050) 97.0%		$40,206,385

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2006 (Unaudited)

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (2.9%)
Federal Home Loan Bank	4.90%	07/03/06	$1,220,000	$1,219,668
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,219,668) 2.9%				1,219,668
TOTAL INVESTMENTS (Cost: $39,350,718) 99.9%				41,426,053
OTHER NET ASSETS 0.1%				28,211
NET ASSETS 100.0%				$41,454,264

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (7.0%)
Arch Coal, Inc.	2,878	$121,941
Eastman Chemical Co.	2,962	159,948
Huntsman Corp.*	11,213	194,209
Lyondell Chemical Co.	5,262	119,237
Nucor Corp.	4,338	235,337
Phelps Dodge Corp.	1,663	136,632
Sonoco Products Co.	8,430	266,810
Vulcan Materials Co.	3,458	269,724
Other Securities	2,497	99,505
		1,603,343
CONSUMER, CYCLICAL (11.8%)
Belo Corporation	8,977	140,041
Black & Decker Corp.	2,095	176,944
Crown Holdings, Inc.*	17,753	276,414
Eastman Kodak Co.	5,469	130,053
Federated Dept Stores	5,212	190,759
Harrah's Entertainment, Inc.	1,918	136,523
Johnson Controls, Inc.	3,489	286,866
Mohawk Industries, Inc.*	1,918	134,931
Office Depot, Inc.*	5,027	191,026
Penney (J.C.) Co., Inc.	4,108	277,331
Polo Ralph Lauren Corp.	4,968	272,743
Rent-A-Center, Inc.*	4,701	116,867
Whirlpool Corp.	2,179	180,094
Other Securities	6,475	204,877
		2,715,469
CONSUMER, NON-CYCLICAL (7.5%)
Archer-Daniels-Midland Co.	8,163	336,969
Clorox Co.	2,896	176,569
Coca-Cola Enterprises	7,068	143,975
Dean Foods Co.*	5,084	189,074
Kroger Co.	12,217	267,064
RJ Reynolds Tobacco Holdings	2,156	248,587
Tyson Foods, Inc.	7,955	118,211
Vector Group, Ltd.	12,870	209,138
Other Securities	643	19,747
		1,709,334
ENERGY (4.0%)
CNX Gas Corp.*	6,154	184,620
Consol Energy, Inc.	5,602	261,725
Frontier Oil Corp.	3,560	115,344
Grant Prideco, Inc.*	5,076	227,151
Range Resources Corp.	4,421	120,207
		909,047
FINANCIAL (30.8%)
American Financial Group	5,856	251,222
Aon Corp.	5,115	178,104
Apartment Investment & Management Co.	4,758	206,735
Associated Banc-Corp.	7,040	221,971
Assurant, Inc.	2,984	144,426
Bear Stearns Cos., Inc.	2,424	339,554
CIT Group, Inc.	4,139	216,428
Comerica, Inc.	4,170	216,798
Conseco, Inc.*	8,770	202,587
Developers Divers Realty	4,499	234,758
E*Trade Financial Corp.*	7,189	164,053
Equity Office Properties	8,786	320,777
Equity Residential	6,616	295,934
First American Corp.	3,546	149,889
First Tennessee National Bank	6,122	246,104

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIAL (CONTINUED)
Friedman, Billings, Ramsey Group	18,026	$197,745
Genworth Financial, Inc.	6,713	233,881
Host Hotels & Resorts Inc.	8,754	191,450
Hudson City Bancorp, Inc.	11,242	149,856
Huntington Bancshares, Inc.	9,585	226,014
IShares S&P MIDCAP 400	4,710	622,521
KeyCorp.	8,045	287,046
M & T Bank Corp.	1,861	219,449
North Fork Bancorp, Inc.	9,379	283,152
Principal Financial Group Inc.	6,626	368,737
StanCorp Financial Group	5,027	255,925
Vornado Realty Trust	3,701	361,033
Zions Bancorporation	3,310	257,981
		7,044,130
HEALTHCARE (3.7%)
Applera Corp.-Applied Biosys Gp.	6,122	198,047
CIGNA Corp.	2,306	227,164
Hospira, Inc.*	3,633	156,001
King Pharmaceuticals, Inc.*	8,252	140,284
McKesson Corp.	3,014	142,502
		863,998
INDUSTRIAL (9.4%)
Agnico-Eagle Mines, Ltd.	6,939	229,542
CSX Corp.	2,127	149,826
Champion Enterprises, Inc.*	13,700	151,248
Donnelley R.R. & Sons	8,312	265,568
General Growth Properties, Inc.	4,406	198,534
Mettler-Toledo International*	3,396	205,696
Norfolk Southern	6,063	322,673
Rinker Group, Ltd.	2,661	161,310
Textron, Inc.	2,306	212,567
Timken Co.	5,165	173,079
Other Securities	2,095	88,220
		2,158,263
TECHNOLOGY (6.1%)
Arrow Electronics*	5,086	163,769
Electronic Data Systems Corp.	7,601	182,880
Freescale Semiconductor Cl A*	6,091	179,075
Lucent Technologies*	55,978	135,467
Tellabs, Inc.*	11,242	149,631
Xerox Corp.*	15,385	214,005
Other Securities	13,985	372,318
		1,397,145
TELECOMMUNICATIONS (1.3%)
CenturyTel, Inc.	5,323	197,749
Other Securities	7,689	100,341
		298,090
UTILITIES (10.2%)
American Electric Power, Inc.	8,075	276,569
Constellation Energy Group	3,014	164,326
Edison International	6,122	238,758
Energen Corp.	6,122	235,146
PG & E Corp.	5,796	227,667
PPL Corporation	7,985	257,916
Pepco Holdings, Inc.	10,061	237,238
Pinnacle West Capital Corp.	5,351	213,558
Sempra Energy	6,063	275,745
Teco Energy, Inc.	13,463	201,137
		2,328,060
TOTAL COMMON STOCKS (Cost: $19,887,789) 91.8%		$21,026,879

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2006 (Unaudited)

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (8.8%)
Federal Home Loan Bank	4.90%	07/03/06	$2,010,000	$2,009,453
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,009,453) 8.8%				2,009,453
TOTAL INVESTMENTS (Cost: $21,897,242) 100.6%				23,036,332
OTHER NET ASSETS -0.6%				(148,035)
NET ASSETS 100.0%				$22,888,297

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (6.4%)
Arch Coal, Inc.	46,417	$1,966,688
Lyondell Chemical Co.	66,630	1,509,836
Peabody Energy Corp.	85,932	4,790,709
Other Securities	530,698	15,390,145
		23,657,378
CONSUMER, CYCLICAL (12.3%)
Abercrombie & Fitch Co. Cl A	28,564	1,583,303
Chico's FAS, Inc.*	59,079	1,593,951
Michaels Stores, Inc.	42,892	1,768,866
Other Securities	1,434,555	40,854,978
		45,801,098
CONSUMER, NON-CYCLICAL (1.8%)
Other Securities	192,757	6,777,758
ENERGY (7.3%)
ENSCO International, Inc.	49,914	2,297,042
FMC Technologies Inc.*	22,191	1,497,005
Grant Prideco, Inc.*	42,499	1,901,830
NewField Exploration Company*	41,754	2,043,441
Noble Energy, Inc.	57,502	2,694,544
Patterson UTI Energy, Inc.	55,668	1,575,961
Pioneer Natural Resources Co.	41,971	1,947,874
Pride International, Inc.*	52,563	1,641,542
Smith International, Inc.	65,070	2,893,663
Other Securities	218,032	8,786,939
		27,279,841
FINANCIAL (17.3%)
Berkley (WR) Corp.	54,946	1,875,307
Developers Divers Realty	35,605	1,857,869
Everest RE Group*	21,069	1,823,943
Fidelity National Financial, Inc.	56,728	2,209,556
Leucadia National	53,332	1,556,761
Macerich Co.	23,302	1,635,800
Old Republic International Corp.	74,603	1,594,266
Radian Group, Inc.	26,749	1,652,553
Other Securities	1,441,343	50,130,528
		64,336,583
HEALTHCARE (9.5%)
Dentsply International, Inc.	25,627	1,552,996
Health Net, Inc.*	37,434	1,690,894
Omnicare, Inc.	39,323	1,864,697
Sepracor, Inc.*	35,300	2,017,042
Varian Medical Systems, Inc.*	42,648	2,019,383
Other Securities	746,474	26,063,603
		35,208,615

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIAL (17.8%)
C.H. Robinson Worldwide, Inc.	56,383	$3,005,214
Cameron International Corp.*	37,492	1,790,993
Dun & Bradstreet*	21,516	1,499,235
Expeditors Int'l Wash., Inc.	69,258	3,879,141
Fastenal Co.	40,206	1,619,900
Jacobs Engineering Group, Inc.	19,023	1,514,992
Joy Global, Inc.	40,123	2,090,007
Manpower, Inc.	28,452	1,837,999
Precision Castparts Corp.	43,515	2,600,456
Republic Services, Inc.	39,059	1,575,640
Other Securities	1,213,827	45,029,851
		66,443,428
TECHNOLOGY (14.7%)
Amphenol Corp. Cl A	29,080	1,627,317
Cadence Design Systems, Inc.*	91,700	1,572,655
Cognizant Tech Solutions*	45,572	3,070,186
Harris Corp.	43,583	1,809,130
Lam Research Corp.*	45,649	2,128,156
MEMC Elect. Materials, Inc*	53,610	2,010,375
Microchip Technology, Inc.	69,587	2,334,644
Other Securities	2,128,965	40,258,961
		54,811,424
TELECOMMUNICATIONS (0.5%)
Other Securities	113,513	1,709,843
UTILITIES (8.0%)
Questar Corp.	27,770	2,235,207
Southwestern Energy Co.*	54,417	1,695,627
Wisconsin Energy Corp.	37,972	1,530,272
Other Securities	980,335	24,252,017
		29,713,123
TOTAL COMMON STOCKS (Cost: $296,294,344) 95.6%		$355,739,091

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2006 (Unaudited)

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
Other Securities .	—	—	$900,000	$897,249
U.S. GOVERNMENT AGENCIES (4.1%)
Federal Home Loan Bank	4.90%	07/03/06	4,732,000	4,730,712
Federal Home Loan Bank	5.05	07/05/06	451,000	450,746
Federal Home Loan Mortgage Corporation	4.95	07/05/06	10,000,000	9,994,499
				15,175,957
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $16,073,206) 4.3%				16,073,206
TOTAL INVESTMENTS (Cost: $312,367,550) 99.9%				371,812,297
OTHER NET ASSETS 0.1%				440,026
NET ASSETS 100.0%				$372,252,323

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2006:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
41 S & P Stock Index Futures Contracts	September 2006	$15,817,800	$861,000

Face Value of futures purchased and outstanding as a percentage of total investments in securities: 4.2%

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (3.0%)	435,760	$10,444,913
CONSUMER, CYCLICAL (12.9%)
Audiovox Corp. Cl A*	245,182	3,349,186
Crown Holdings, Inc.*	198,780	3,095,005
Gamestop Corp.*	61,050	2,564,100
Landry's Restaurant, Inc.	98,516	3,196,844
Payless Shoesource, Inc.*	88,569	2,406,420
Wolverine World Wide, Inc.	177,779	4,147,584
Other Securities	1,740,500	26,352,972
		45,112,111
CONSUMER, NON-CYCLICAL (4.4%)
Longs Drug Stores Corp.	45,380	2,070,236
Serologicals Corp.*	65,813	2,069,161
Other Securities	412,250	11,241,925
		15,381,322
ENERGY (6.5%)
CNX Gas Corp.*	91,940	2,758,200
Helix Energy Solutions Group*	59,290	2,392,944
Holly Corp.	89,386	4,308,405
Range Resources Corp.	179,900	4,891,481
Whittier Energy*	302,200	2,547,546
Other Securities	234,637	6,035,742
		22,934,318
FINANCIAL (22.3%)
Assured Guaranty Co.*	84,590	2,146,048
BankAtlantic Bancorp, Inc. Cl A	131,440	1,950,570
Brookline Bankcorp	161,240	2,220,275
Choice Hotels Intl., Inc.	43,580	2,640,948
Equity Inns, Inc.	134,680	2,230,301
First Niagara Financial Goup	140,480	1,969,530
First State Bank Corporation	107,700	2,561,106
IShares S&P MIDCAP 400	27,200	1,991,040
LandAmerica Financial Group	34,770	2,246,142
MAF Bancorp	50,620	2,168,561
NewAlliance Bankshare	147,590	2,112,013
PHH Corp.*	109,360	3,011,774
Provident Financial Services	118,590	2,128,691
Taberna Realty Fin. Trust	178,600	2,679,000
Texas Regional Bancshares	54,358	2,061,255
Other Securities	2,051,926	44,365,140
		78,482,394

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTHCARE (7.7%)
Advanced Medical Optics, Inc.*	41,989	$2,125,903
Digene Corp.*	50,620	1,961,019
Other Securities	1,182,005	23,052,435
		27,139,357
INDUSTRIAL (18.3%)
Agnico-Eagle Mines, Ltd.	108,313	3,582,994
Apogee Enterprises, Inc.	153,220	2,252,334
Benchmark Electronics*	83,877	2,023,113
Champion Enterprises, Inc.*	289,405	3,195,031
Lincoln Electric Holdings	38,405	2,406,073
RailAmerica, Inc.*	300,235	3,140,458
Siligan Holdings, Inc.	57,370	2,123,264
Texas Industries, Inc.	36,920	1,960,452
Universal Forest Products	40,970	2,570,048
Other Securities	1,692,992	40,804,588
		64,058,355
TECHNOLOGY (15.6%)
Anixter International, Inc.	43,710	2,074,476
CommScope, Inc.*	74,100	2,328,221
Medics Pharmaceutical Corp.	108,955	2,614,920
Microsemi Corp.*	85,925	2,094,852
Rogers Corp.*	42,385	2,387,971
Wabtech	68,190	2,550,306
Other Securities	2,325,367	40,781,946
		54,832,692
TELECOMMUNICATIONS (0.8%)
Other Securities	307,880	2,757,662
UTILITIES (2.4%)
PNM Resources, Inc.	97,090	2,423,366
Sierra Pacific Resources*	147,140	1,959,905
Other Securities	159,020	4,109,711
		8,492,982
TOTAL COMMON STOCKS (Cost: $280,441,091) 93.9%		329,636,106
PREFERRED STOCKS:
FINANCIAL (0.3%)
Quanta Capital Holdings	48,020	895,573
TOTAL PREFERRED STOCKS (Cost:$1,200,500) 0.3%		$895,573

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2006 (Unaudited)

	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.5%)
GSC Capital Corp.	7.25%	07/15/10	$1,890,000	$1,890,000
TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,890,000) 0.5%				1,890,000
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.6%)
Federal Home Loan Bank	4.90	07/03/06	5,778,000	5,776,427
COMMERCIAL PAPER (3.9%)
IBM Corp.	5.25	07/03/06	8,563,000	8,560,502
Unilever Capital	5.25	07/05/06	5,120,000	5,117,013
				13,677,515
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $19,453,942) 5.5%				19,453,942
TOTAL INVESTMENTS (Cost: $302,985,533) 100.2%				351,875,621
OTHER NET ASSETS -0.2%				(627,309)
NET ASSETS 100.0%				$351,248,312

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (1.6%)
Phelps Dodge Corp.	21,550	$1,770,548
Other Securities	37,492	1,856,598
		3,627,146
CONSUMER, CYCLICAL (5.8%)
Target Corp.	30,736	1,502,068
Other Securities	242,848	11,287,600
		12,789,668
CONSUMER, NON-CYCLICAL (5.3%)
PepsiCo, Inc.	28,063	1,684,903
Proctor & Gamble Co.	56,298	3,130,169
Wal-Mart Stores, Inc.	36,236	1,745,488
Other Securities	116,964	5,022,513
		11,583,073
ENERGY (6.1%)
Exxon Mobil Corp.	100,993	6,195,921
Halliburton Co.	30,068	2,231,346
Schlumberger, Ltd.	22,455	1,462,045
Transocean, Inc.*	18,759	1,506,723
Valero Energy Corp.	26,512	1,763,578
Other Securities	5,388	325,489
		13,485,102
FINANCIAL (11.8%)
American Int'l. Group, Inc.	28,477	1,681,567
Bank of America Corp.	67,321	3,238,140
Bear Stearns Cos., Inc.	12,529	1,755,062
Capital One Financial Corp.	16,970	1,450,087
Citigroup, Inc.	78,350	3,779,604
Merrill Lynch & Co., Inc.	30,590	2,127,840
Wachovia Corp.	37,119	2,007,396
Wells Fargo & Company	43,273	2,902,753
Other Securities	107,068	7,161,858
		26,104,307

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTHCARE (6.4%)
Abbott Laboratories	34,075	$1,486,011
Aetna, Inc.	31,983	1,277,081
Amgen, Inc.*	27,277	1,779,279
Johnson & Johnson	49,046	2,938,836
Pfizer, Inc.	78,728	1,847,746
Wyeth	37,843	1,680,608
Other Securities	89,916	3,170,989
		14,180,550
INDUSTRIAL (6.9%)
Boeing Co.	19,165	1,569,805
General Electric Co.	137,548	4,533,582
United Parcel Service Cl B	15,963	1,314,234
United Technologies Corp.	37,893	2,403,174
Other Securities	95,891	5,491,922
		15,312,717
TECHNOLOGY (8.1%)
Cisco Systems, Inc.*	66,453	1,297,827
IBM Corp.	17,167	1,318,769
Microsoft Corp.	159,829	3,724,016
Oracle Corp.*	94,936	1,375,623
Other Securities	395,348	10,192,809
		17,909,044
TELECOMMUNICATIONS (1.6%)
AT&T	48,486	1,352,275
Other Securities	88,102	2,245,930
		3,598,205
UTILITIES (2.2%)
Exelon Corp.	30,166	1,714,334
Other Securities	54,964	3,162,020
		4,876,354
TOTAL COMMON STOCKS (Cost: $116,701,736) 55.8%		$123,466,166

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2006 (Unaudited)

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.2%)
U.S. Treasury Strip	AAA	0.00%	08/15/21	$7,000,000	$3,128,132
U.S. Treasury Strip	AAA	0.00	02/15/17	3,000,000	1,726,953
					4,855,085
U.S. GOVERNMENT AGENCIES (15.8%)
MORTGAGE-BACKED OBLIGATIONS (15.2%)
FHLMC	AAA	5.00	06/15/17	4,000,000	3,885,816
FHLMC	AAA	—	—	108	108
FNMA	AAA	7.50	02/01/32	36,890	38,158
FNMA	AAA	6.00	05/01/32	181,374	179,188
FNMA	AAA	7.50	06/01/32	56,989	58,935
FNMA	AAA	5.00	06/01/33	1,133,681	1,064,868
FNMA	AAA	5.00	11/01/33	1,580,743	1,484,793
FNMA	AAA	5.50	05/01/34	1,806,989	1,740,225
FNMA	AAA	6.00	03/01/17	42,770	42,933
FNMA	AAA	5.00	04/01/18	1,283,917	1,239,309
FNMA	AAA	6.00	04/01/23	389,897	388,159
FNMA	AAA	6.00	05/01/23	245,773	244,677
FNMA	AAA	5.50	09/01/25	427,729	414,983
FNMA	AAA	—	—	17,000,670	16,439,440
GNMA(1)	AAA	6.27	10/16/27	3,000,000	3,054,822
GNMA(1)	AAA	—	—	193,369	197,246
Other Securities	AAA	—	—	3,051,076	2,939,793
					33,413,453
NON-MORTGAGE-BACKED OBLIGATION (0.6%)
FHLMC		4.50	01/15/13	1,500,000	1,417,713
BASIC MATERIALS (2.7%)
Praxair, Inc.	A	6.90	11/01/06	2,500,000	2,510,425
Other Securities	.	—	—	3,400,000	3,358,378
					5,868,803
CONSUMER, CYCLICAL (3.6%)
Target Corp.	A+	5.38	06/15/09	1,000,000	994,751
Other Securities	.	—	—	7,388,068	7,023,294
					8,018,045
CONSUMER, NON-CYCLICAL (1.3%)
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	1,000,000	1,035,556
Other Securities	.	—	—	1,750,000	1,722,384
					2,757,940
ENERGY (0.6%)
Other Securities	.	—	—	1,250,000	1,211,131
FINANCIAL (8.5%)
Berkley (WR) Corp.	BBB+	8.70	01/01/22	1,500,000	1,725,866
First Tennessee National Bank	BBB+	4.50	05/15/13	1,500,000	1,372,038
GE Capital Corp.	AAA	5.45	01/15/13	2,000,000	1,965,856
General Motor Accp.	BB	0.00	12/01/12	2,500,000	1,422,893
Wells Fargo & Company	AA-	3.50	04/04/08	250,000	241,100
Other Securities	.	—	—	12,319,184	11,947,877
					18,675,630

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2006 (Unaudited)

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES: (Continued)
HEALTHCARE (0.7%)
Other Securities	.	—	—	$1,500,000	$1,450,846
INDUSTRIAL (1.9%)
Seariver Maritime	AAA	0.00%	09/01/12	3,000,000	2,118,006
Other Securities	.	—	—	2,250,000	2,137,819
					4,255,825
TECHNOLOGY (0.7%)
Other Securities	.	—	—	1,500,000	1,482,469
TELECOMMUNICATIONS (0.4%)
Other Securities	.	—	—	1,000,000	972,994
UTILITIES (1.3%)
Other Securities	.	—	—	3,000,000	2,820,708
TOTAL LONG-TERM DEBT SECURITIES (Cost: $91,171,077) 39.7%					$87,200,642

* Ratings as per Standard & Poor's Corporation.

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (2.9%)
FHLB	4.90%	07/03/06	$5,200,000	$5,198,584
FHLB	5.21	07/12/06	911,000	909,549
Other Securities		—	—	325,475
				6,433,608
COMMERCIAL PAPER (1.4%)
DuPont EI Nemour (Res)	5.25	07/03/06	1,767,000	1,766,485
IBM Corp.	5.25	07/03/06	1,278,000	1,277,627
				3,044,112
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $9,477,720) 4.3%				9,477,720
TEMPORARY CASH INVESTMENTS** (Cost: $11,100) 0.0% (2)				11,100
TOTAL INVESTMENTS (Cost: $217,361,633) 99.8%				220,155,628
OTHER NET ASSETS 0.2%				353,974
NET ASSETS 100.0%				$220,509,602

Abbreviations: FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

(1)  U.S. Government guaranteed security.

(2)  Less than 0.05%.

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2006 was 4.86%.

  The total value of investments not rated or below-investment grade was $5,865,597, or 2.7% of the Fund's total investments as of June 30, 2006.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100%)
Mutual of America Investment Corporation
Bond Fund (30.1%)	2,534,474	$3,173,876
Equity Index Fund (24.8%)	1,191,181	2,615,478
Mid Term Bond Fund (30.1%)	3,446,349	3,175,001
Short Term Bond Fund (15.0%)	1,546,161	1,587,654
TOTAL INVESTMENTS (Cost: $10,625,816) 100.0%		10,552,009
OTHER NET ASSETS 0.0%		—
NET ASSETS 100.0%		$10,552,009

MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100%)
Mutual of America Investment Corporation
Bond Fund (30.2%)	15,065,688	$18,866,490
Mid-Cap Equity Index Fund (14.9%)	5,823,061	9,292,683
Equity Index Fund (34.8%)	9,911,996	21,763,779
Mid-Term Bond (20.1%)	13,657,197	12,581,898
TOTAL INVESTMENTS (Cost: $61,686,648) 100.0%		62,504,850
OTHER NET ASSETS 0.0%		—
NET ASSETS 100.0%		$62,504,850

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100%)
Mutualof America Investment Corporation
Bond Fund (25.2%)	11,578,603	$14,499,676
Mid-Cap Equity Index Fund (19.9%)	7,159,619	11,425,606
Equity Index Fund (44.9%)	11,751,603	25,803,006
Aggressive Equity Fund (10.0%)	2,896,410	5,752,701
TOTAL INVESTMENTS (Cost: $55,126,003) 100.0%		57,480,989
OTHER NET ASSETS 0.0%		—
NET ASSETS 100.0%		$57,480,989

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2006 (Unaudited)

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (10.1%)
U.S. Treasury Note	AAA	3.00%	11/15/07	$350,000	$339,814
U.S. Treasury Strip	AAA	0.00	11/15/08	4,000,000	3,545,656
					3,885,470
U.S. GOVERNMENT AGENCIES (51.0%)
MORTGAGE-BACKED OBLIGATIONS (8.3%)
FHLMC	AAA	4.50	03/15/22	655,555	652,339
FHLMC	AAA	4.00	11/15/26	393,203	383,495
FHLMC	AAA	—	—	629,315	632,893
FNMA	AAA	4.50	10/25/17	844,668	833,294
FNMA	AAA	—	—	561,358	559,832
Other Securities	AAA	—	—	137,789	138,246
					3,200,099
NON-MORTGAGE-BACKED OBLIGATION (42.7%)
FHLB	AAA	3.00	04/15/09	3,500,000	3,290,228
FHLB	AAA	3.75	08/18/09	3,500,000	3,337,992
FHLMC	AAA	2.75	08/15/06	1,000,000	996,827
FHLMC	AAA	2.38	02/15/07	2,000,000	1,961,792
FHLMC	AAA	3.88	06/15/08	3,750,000	3,640,530
FHLMC	AAA	3.63	09/15/08	1,500,000	1,443,656
FNMA	AAA	2.63	11/15/06	1,000,000	989,847
FNMA	AAA	2.38	02/15/07	750,000	735,672
					16,396,544
BASIC MATERIALS (2.3%)
Lubrizol Corp.	BBB-	5.88	12/01/08	200,000	199,547
Praxair, Inc.	A	2.75	06/15/08	210,000	198,549
Rohm & Haas Co.	A-	7.40	07/15/09	200,000	209,754
Other Securities		—	—	300,000	290,164
					898,014
CONSUMER, CYCLICAL (3.7%)
Caterpillar Fin. Svc.	A	2.63	01/30/07	250,000	245,942
Centex Corp.	BBB	4.75	01/15/08	200,000	196,133
Comcast Cable Communications	BBB+	6.20	11/15/08	200,000	201,980
Other Securities		—	—	765,000	758,385
					1,402,440
CONSUMER, NON-CYCLICAL (3.3%)
Coca Cola Bottle Co. Consl.	BBB	6.38	05/01/09	200,000	203,435
General Mills, Inc.	BBB+	3.88	11/30/07	200,000	194,767
Other Securities		—	—	900,000	880,160
					1,278,362
ENERGY (2.8%)
Cooper Cameron Corp.	BBB+	2.65	04/15/07	200,000	194,406
Dominion Resources	BBB	4.13	02/15/08	200,000	194,966
Halliburton Co.	BBB+	5.63	12/01/08	200,000	199,413
Marathon Oil Corp.	BBB+	5.38	06/01/07	200,000	199,387
Ocean Energy, Inc.	BBB	4.38	10/01/07	200,000	196,756
Other Securities		—	—	100,000	99,780
					1,084,708

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2006 (Unaudited)

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES: (Continued)
FINANCIAL (12.4%)
American Express Co.	A+	5.50%	09/12/06	$200,000	$200,029
Bank of New York, Inc.	A+	3.90	09/01/07	200,000	196,017
Bank of Oklahoma	BBB+	7.13	08/15/07	250,000	253,272
Capital One Bank	BBB+	4.88	05/15/08	200,000	197,037
Deere Capital Corp.	A-	3.90	01/15/08	200,000	194,970
First Tennessee Bank	A-	5.75	12/01/08	200,000	199,902
Franklin Resources, Inc.	A+	3.70	04/15/08	200,000	193,241
GE Capital Corp.	AAA	2.75	09/25/06	250,000	248,508
Household Fin. Corp.	AA-	4.13	12/15/08	200,000	193,284
International Lease Fin. Corp.	AA-	4.50	05/01/08	200,000	195,771
National City Bank	A+	3.38	10/15/07	250,000	242,640
Northern Trust Co.	AA-	2.88	12/15/06	200,000	197,514
Simon Property Group	A-	5.38	08/28/08	200,000	198,139
Other Securities	.	—	—	2,095,000	2,038,062
					4,748,386
HEALTHCARE (1.4%)
UnitedHealth Group	A	3.38	08/15/07	200,000	194,868
Other Securities	.	—	—	340,000	335,631
					530,499
INDUSTRIAL (5.2%)
Conoco Funding Co.	A-	5.45	10/15/06	200,000	199,837
Danaher Corp.	A+	6.00	10/15/08	200,000	200,837
Deluxe Corp.	BBB-	3.50	10/01/07	250,000	238,784
Harley Davidson Funding	A+	3.63	12/15/08	400,000	381,734
Raytheon Co.	BBB	4.50	11/15/07	200,000	196,351
Other Securities	.	—	—	820,000	793,858
					2,011,401
TECHNOLOGY (1.8%)
Motorola, Inc.	A-	5.80	10/15/08	200,000	200,612
Pitney Bowes, Inc.	A+	5.75	08/15/08	200,000	200,387
Other Securities	.	—	—	300,000	295,381
					696,380
UTILITIES (2.8%)
Progress Energy, Inc.	BBB	5.95	03/01/09	200,000	201,046
Telecom de Puerto Rico	BBB+	6.80	05/15/09	200,000	202,919
Other Securities	.	—	—	685,000	659,712
					1,063,677
TOTAL LONG-TERM DEBT SECURITIES (Cost: $37,816,421) 96.8%					$37,195,980

*  Ratings as per Standard & Poor's Corporation.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2006 (Unaudited)

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.4%)
Nestle Capital Corp.	5.30%	07/03/06	$929,000	$928,727
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $928,726) 2.4%				928,727
TOTAL INVESTMENTS (Cost: $38,745,147) 99.2%				38,124,707
OTHER NET ASSETS 0.8%				294,218
NET ASSETS 100.0%				$38,418,925

Abbreviations: FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2006 (Unaudited)

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (23.4%)
U.S. Treasury Note	AAA	5.00%	08/15/11	$3,000,000	$2,990,976
U.S. Treasury Note	AAA	4.00	11/15/12	2,000,000	1,879,844
U.S. Treasury Note	AAA	4.50	02/28/11	1,750,000	1,706,387
U.S. Treasury Strip	AAA	0.00	05/15/13	8,500,000	6,006,950
U.S. Treasury Strip	AAA	0.00	11/15/12	5,000,000	3,623,960
					16,208,117
U.S. GOVERNMENT AGENCIES (36.8%)
MORTGAGE-BACKED OBLIGATIONS (4.3%)
FHLMC	AAA	5.00	06/15/17	3,000,000	2,914,362
FHLMC	.	—	—	44,207	45,505
FNMA		—	—	12,495	12,501
					2,972,368
NON-MORTGAGE-BACKED OBLIGATION (32.5%)
FHLB	AAA	5.75	05/15/12	4,500,000	4,562,451
FHLMC	AAA	6.63	09/15/09	5,000,000	5,170,950
FHLMC	AAA	5.63	03/15/11	3,250,000	3,266,721
FNMA	AAA	3.25	02/15/09	500,000	473,490
FNMA	AAA	6.63	09/15/09	5,500,000	5,686,164
FNMA	AAA	4.38	09/15/12	3,500,000	3,298,383
					22,458,159
BASIC MATERIALS (1.8%)
Monsanto Co.	A-	4.00	05/15/08	500,000	484,820
Other Securities		—	—	750,000	762,108
					1,246,928
CONSUMER, CYCLICAL (6.6%)
Caterpillar Fin. Svc.	A	2.63	01/30/07	500,000	491,885
Cox Communications, Inc. Cl A	BBB-	3.88	10/01/08	500,000	478,291
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	480,690
RadioShack Corp.	BBB-	7.38	05/15/11	400,000	404,728
Target Corp.	A+	5.38	06/15/09	1,000,000	994,751
Other Securities		—	—	1,800,000	1,713,735
					4,564,080
CONSUMER, NON-CYCLICAL (4.4%)
Campbell Soup Co.	A	5.50	03/15/07	500,000	499,689
Coca-Cola Enterprises	A	2.50	09/15/06	500,000	496,847
General Mills, Inc.	BBB+	2.63	10/24/06	500,000	495,550
Kellogg Co.	BBB+	2.88	06/01/08	500,000	475,043
Safeway, Inc.	BBB-	4.13	11/01/08	500,000	480,172
Other Securities		—	—	600,000	602,984
					3,050,285
ENERGY (1.8%)
Anadarko Petroleum	BBB+	3.25	05/01/08	500,000	476,233
Halliburton Co.	BBB+	5.50	10/15/10	500,000	495,273
Other Securities		—	—	250,000	245,946
					1,217,452

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2006 (Unaudited)

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES: (Continued)
FINANCIAL (14.9%)
American Honda Fin	A+	3.85%	11/06/08	$500,000	$480,245
Bank of America Corp.	AA-	4.75	10/15/06	500,000	498,774
Bank of Oklahoma	BBB+	7.13	08/15/07	350,000	354,580
Berkshire Hathaway Financial	AAA	4.20	12/15/10	500,000	471,787
Deere Capital Corp.	A-	3.90	01/15/08	500,000	487,424
Ford Motor Credit Co.	B+	7.38	10/28/09	750,000	693,404
GE Capital Corp.	AAA	2.75	09/25/06	750,000	745,524
JP Morgan Chase Bank	A+	5.63	08/15/06	500,000	500,043
Lehman Brothers Holdings	A+	4.00	01/22/08	500,000	486,938
Nationwide Health Properties	BBB-	7.60	11/20/28	350,000	370,606
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	500,000	516,874
SLM Corp.	A	4.00	01/15/09	500,000	480,438
Simon Property Group	A-	4.88	08/15/10	500,000	483,404
Textron Finance Corp.	A-	2.69	10/03/06	500,000	496,598
U S Bancorp	AA-	3.95	08/23/07	500,000	489,381
Other Securities		—	—	2,825,000	2,735,031
					10,291,051
HEALTHCARE (1.4%)
Abbott Laboratories	AA	5.60	05/15/11	500,000	497,233
WellPoint, Inc.	BBB+	5.00	01/15/11	500,000	481,579
					978,812
INDUSTRIAL (1.1%)
Deluxe Corp.	BBB-	3.50	10/01/07	500,000	477,569
Other Securities		—	—	300,000	294,846
					772,415
TECHNOLOGY (2.5%)
General Dynamics Corporation	A	4.50	08/15/10	500,000	479,859
Hewlett-Packard Co.	A-	5.75	12/15/06	500,000	500,336
IBM Corp.	A+	4.88	10/01/06	500,000	499,210
Other Securities		—	—	250,000	245,363
					1,724,768
TELECOMMUNICATIONS (1.1%)
Verizon Global	A	4.00	01/15/08	500,000	487,369
Other Securities		—	—	250,000	242,813
					730,182
UTILITIES (2.3%)
Duke Energy Corp.	BBB+	4.50	04/01/10	500,000	479,214
Virginia Electric & Power	BBB	4.50	12/15/10	400,000	378,234
Other Securities		—	—	800,000	749,467
					1,606,915
TOTAL LONG-TERM DEBT SECURITIES (Cost: $70,419,077) 98.1%					$67,821,532

*  Ratings as per Standard & Poor's Corporation.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2006 (Unaudited)

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.8%)
Nestle Capital Corp.	5.25%	07/03/06	$580,000	$579,831
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $579,831) 0.8%				579,831
TOTAL INVESTMENTS (Cost: $70,998,908) 98.9%				68,401,363
OTHER NET ASSETS 1.1%				759,314
NET ASSETS 100.0%				$69,160,677

Abbreviations: FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association

  The total value of investments not rated or below-investment grade was $1,204,230, or 1.7% of the Fund's total investments as of June 30, 2006.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2006 (Unaudited)

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.6%)
U.S. Treasury Strip	AAA	0.00%	02/15/17	$15,000,000	$8,634,765
U.S. Treasury Strip	AAA	0.00	05/15/14	10,000,000	6,682,640
					15,317,405
U.S. GOVERNMENT AGENCIES (42.3%)
MORTGAGE-BACKED OBLIGATIONS (35.6%)
FHLMC	AAA	4.00	10/15/26	2,900,000	2,769,488
FHLMC	AAA	—	—	216	216
FNMA	AAA	6.00	05/01/32	2,430,412	2,401,125
FNMA	AAA	6.50	05/01/32	2,761,234	2,785,605
FNMA	AAA	7.50	06/01/32	809,240	836,875
FNMA	AAA	6.00	04/01/33	3,105,320	3,067,901
FNMA	AAA	5.00	06/01/33	2,676,747	2,514,271
FNMA	AAA	5.50	07/01/33	4,438,794	4,282,105
FNMA	AAA	5.50	09/01/33	2,444,900	2,358,595
FNMA	AAA	5.50	10/01/33	2,876,980	2,775,423
FNMA	AAA	5.00	11/01/33	4,012,655	3,769,091
FNMA	AAA	5.00	01/01/34	2,984,225	2,803,086
FNMA	AAA	4.50	06/01/34	2,560,807	2,327,367
FNMA	AAA	5.50	07/01/34	2,931,941	2,823,612
FNMA	AAA	5.50	10/01/34	5,200,775	5,008,617
FNMA	AAA	6.00	11/01/34	2,283,445	2,251,993
FNMA	AAA	5.00	04/01/35	2,475,195	2,315,235
FNMA	AAA	5.50	08/01/35	4,356,548	4,187,392
FNMA	AAA	5.00	09/01/35	5,754,870	5,382,961
FNMA	AAA	5.50	11/01/35	2,418,487	2,324,582
FNMA	AAA	6.00	03/01/17	544,431	546,511
FNMA	AAA	5.00	04/01/18	687,813	663,916
FNMA	AAA	4.50	05/01/18	2,976,260	2,819,682
FNMA	AAA	5.00	09/01/18	2,267,652	2,188,865
FNMA	AAA	4.00	05/01/19	2,821,515	2,606,541
FNMA	AAA	5.00	09/01/20	2,544,176	2,451,056
FNMA	AAA	5.00	10/01/20	3,303,382	3,182,474
FNMA	AAA	6.00	05/01/23	2,418,679	2,407,899
FNMA	AAA	5.50	03/01/24	4,284,151	4,164,383
FNMA	AAA	5.50	09/01/25	1,896,884	1,840,360
FNMA	AAA	—	—	27,209,041	26,317,207
GNMA (1)	AAA	6.27	10/16/27	3,000,000	3,054,822
GNMA (1)	AAA	—	—	854,494	869,810
Other Securities	AAA	—	—	8,865,799	8,523,030
					118,622,096
NON-MORTGAGE-BACKED OBLIGATION (6.7%)
AID - Sri Lanka	AAA	6.59	09/15/28	4,000,000	3,837,320
FFCB	AAA	4.15	05/15/13	8,000,000	7,413,136
FHLMC	AAA	5.20	03/05/19	10,000,000	9,380,950
Other Securities	AAA	—	—	2,000,000	1,893,276
					22,524,682

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2006 (Unaudited)

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES: (Continued)
U.S. GOVERNMENT AGENCIES (CONTINUED)
BASIC MATERIALS (4.3%)
Lyondell Chemical Co.	BB-	10.25%	11/01/10	$5,000,000	$5,500,000
PolyOne Corp.	B+	7.50	12/15/15	3,750,000	3,398,438
Other Securities		—	—	5,500,000	5,413,142
					14,311,580
CONSUMER, CYCLICAL (11.0%)
Johnson Controls, Inc.	A-	4.88	09/15/13	2,500,000	2,336,858
Kellwood, Co.	BB	7.88	07/15/09	4,000,000	3,983,596
Newell Rubbermaid	BBB+	4.63	12/15/09	2,500,000	2,403,448
Target Corp.	A+	5.38	06/15/09	3,250,000	3,232,941
Other Securities		—	—	25,595,170	24,588,519
					36,545,362
CONSUMER, NON-CYCLICAL (3.0%)
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	3,000,000	3,106,668
Other Securities		—	—	7,000,000	6,882,285
					9,988,953
ENERGY (1.6%)
Other Securities	.	—	—	5,750,000	5,570,609
FINANCIAL (19.5%)
Bank of America Alternative Loan Trust	AAA	5.75	05/25/33	3,500,000	3,334,163
Berkley (WR) Corp.	BBB+	8.70	01/01/22	5,000,000	5,752,885
Deere Capital Corp.	A-	3.90	01/15/08	2,500,000	2,437,120
Executive Risk, Inc.	A	7.13	12/15/07	5,000,000	5,090,765
First Horizon Mortgage Trust	AAA	5.00	06/25/33	3,050,739	3,011,290
First Tennessee National Bank	BBB+	4.50	05/15/13	5,000,000	4,573,460
Ford Motor Credit Co.	B+	7.38	10/28/09	3,000,000	2,773,614
General Motor Acceptance Corp.	BB	0.00	12/01/12	10,000,000	5,691,570
Simon Property Group	A-	7.88	03/15/16	5,000,000	5,593,430
Other Securities		—	—	27,750,000	26,868,693
					65,126,990
HEALTHCARE (1.8%)
UnitedHealth Group	A	3.38	08/15/07	2,500,000	2,435,853
Other Securities		—	—	3,750,000	3,611,319
					6,047,172
INDUSTRIAL (4.8%)
Seariver Maritime	AAA	0.00	09/01/12	10,000,000	7,060,020
Other Securities		—	—	9,250,000	8,832,462
					15,892,482
TECHNOLOGY (1.2%)
Other Securities		—	—	4,000,000	3,928,532
TELECOMMUNICATIONS (1.2%)
Other Securities		—	—	4,000,000	3,891,976
UTILITIES (2.9%)
Other Securities		—	—	10,250,000	9,577,570
TOTAL LONG-TERM DEBT SECURITIES (Cost: $339,471,842) 98.2%					$327,345,409

*Ratings as per Standard & Poor's Corporation.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2006 (Unaudited)

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.9%)
Nestle Capital Corp.	5.30%	07/03/06	$2,884,000	$2,883,151
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,883,151) 0.9%				2,883,151
TOTAL INVESTMENTS (Cost: $342,354,993) 99.1%				330,228,560
OTHER NET ASSETS 0.9%				2,894,451
NET ASSETS 100.0%				$333,123,011

Abbreviations: FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association

(1)  U.S. Government guaranteed security.

  The total value of investments not rated or below-investment grade was $28,039,472, or 8.5% of the Fund's total investments as of June 30, 2006.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund
ASSETS:
Investments at market value (Cost: Equity Index Fund — $618,228,077 All America Fund — $338,532,598 Small Cap Value Fund — $46,849,700) (Notes 1 and 3)	$713,657,547	$396,753,101	$48,232,152
Cash	—	—	6,304
Interest and dividends receivable	790,829	539,656	207,923
Receivable for securities sold	372,656	155,675	35,526
Receivable for daily variation margin on futures contracts	—	—	—
TOTAL ASSETS	714,821,032	397,448,432	48,481,905
LIABILITIES:
Payable for securities purchased	274,339	485,591	460,384
Payable for daily variation margin on future contracts	41,600	8,000	—
TOTAL LIABILITIES	315,939	493,591	460,384
NET ASSETS	$714,505,093	$396,954,841	$48,021,521
NUMBER OF SHARES OUTSTANDING (Note 4)	325,410,315	196,923,911	41,161,151
NET ASSET VALUES, offering and redemption price per share	$2.20	$2.02	$1.17
COMPONENTS OF NET ASSETS:
Paid-in capital	$599,952,284	$309,536,227	$44,162,024
Accumulated undistributed net investment income (loss)	7,872,562	7,727,717	351,777
Accumulated undistributed net realized gain (loss) on investments and futures contracts	10,812,027	21,386,019	2,125,268
Unrealized appreciation (depreciation) of investments and futures contracts	95,868,220	58,304,878	1,382,452
NET ASSETS	$714,505,093	$396,954,841	$48,021,521

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2006 (Unaudited)

	Small Cap Growth Fund	Mid-Cap Value Fund	Mid-Cap Equity Index Fund
ASSETS:
Investments at market value (Cost: Small Cap Growth Fund — $39,350,718 Mid-Cap Value Fund — $21,897,242 Mid-Cap Equity Index Fund — $312,367,550) (Notes 1 and 3)	$41,426,053	$23,036,332	$371,812,297
Cash	8,463	8,949	—
Interest and dividends receivable	19,748	45,818	349,896
Receivable for securities sold	—	—	—
Receivable for daily variation margin on futures contracts	—	—	90,200
TOTAL ASSETS	41,454,264	23,091,099	372,252,393
LIABILITIES:
Payable for securities purchased	—	202,802	70
Payable for daily variation margin on future contracts	—	—	—
TOTAL LIABILITIES	—	202,802	70
NET ASSETS	$41,454,264	$22,888,297	$372,252,323
NUMBER OF SHARES OUTSTANDING (Note 4)	36,899,829	20,109,222	233,264,497
NET ASSET VALUES, offering and redemption price per share	$1.12	$1.14	$1.60
COMPONENTS OF NET ASSETS:
Paid-in capital	$39,958,189	$21,348,670	$296,659,313
Accumulated undistributed net investment income (loss)	(28,195)	168,516	4,073,927
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(551,065)	232,022	11,213,336
Unrealized appreciation (depreciation) of investments and futures contracts	2,075,335	1,139,089	60,305,747
NET ASSETS	$41,454,264	$22,888,297	$372,252,323

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2006 (Unaudited)

	Aggressive Equity Fund	Composite Fund	Conservative Allocation Fund
ASSETS:
Investments at market value (Cost: Aggressive Equity Fund — $302,985,533 Composite Fund — $217,361,633
Conservative Allocation Fund — $10,625,816) (Notes 1 and 3)	$351,875,621	$220,155,628	$10,552,009
Cash	16,230	13,235	—
Interest and dividends receivable	957,237	838,033	—
Receivable for securities sold	137,749	—	—
TOTAL ASSETS	352,986,837	221,006,896	10,552,009
LIABILITIES:
Payable for securities purchased	1,738,525	497,294	—
NET ASSETS	$351,248,312	$220,509,602	$10,552,009
NUMBER OF SHARES OUTSTANDING (Note 4)	176,843,023	151,043,842	10,440,597
NET ASSET VALUES, offering and redemption price per share	$1.99	$1.46	$1.01
COMPONENTS OF NET ASSETS:
Paid-in capital	$265,072,242	$251,794,937	$10,646,229
Accumulated undistributed net investment income (loss)	2,085,813	7,581,309	17,184
Accumulated undistributed net realized gain (loss) on investments and futures contracts	35,200,169	(41,660,640)	(37,597)
Unrealized appreciation (depreciation) of investments and futures contracts	48,890,088	2,793,996	(73,807)
NET ASSETS	$351,248,312	$220,509,602	$10,552,009

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2006 (Unaudited)

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund
ASSETS:
Investments at market value (Cost: Moderate Allocation Fund — $61,686,648 Aggressive Allocation Fund — $55,126,003 Money Market Fund — $182,561,372) (Notes 1 and 3)	$62,504,850	$57,480,989	$182,561,372
Cash	—	—	3,156
Interest and dividends receivable	—	—	—
Receivable for securities sold	—	—	—
TOTAL ASSETS	62,504,850	57,480,989	182,564,528
LIABILITIES:
Payable for securities purchased	—	—	—
NET ASSETS	$62,504,850	$57,480,989	$182,564,528
NUMBER OF SHARES OUTSTANDING (Note 4)	55,730,476	45,931,364	149,391,492
NET ASSET VALUES, offering and redemption price per share	$1.12	$1.25	$1.22
COMPONENTS OF NET ASSETS:
Paid-in capital	$61,473,812	$54,946,892	$179,282,784
Accumulated undistributed net investment income (loss)	131,546	82,115	3,292,326
Accumulated undistributed net realized gain (loss) on investments and futures contracts	81,291	96,996	(10,582)
Unrealized appreciation (depreciation) of investments and futures contracts	818,201	2,354,986	—
NET ASSETS	$62,504,850	$57,480,989	$182,564,528

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2006 (Unaudited)

	Short-Term Bond Fund	Mid-Term Bond Fund	Bond Fund
ASSETS:
Investments at market value (Cost: Short-Term Bond Fund — $38,745,147 Mid-Term Bond Fund — $70,998,908 Bond Fund — $342,354,993)
(Notes 1 and 3)	$38,124,707	$68,401,363	$330,228,560
Cash	3,554	9,866	2,226
Interest and dividends receivable	285,230	749,448	2,892,225
Receivable for securities sold	5,434	—	—
TOTAL ASSETS	38,418,925	69,160,677	333,123,011
LIABILITIES:
Payable for securities purchased	—	—	—
NET ASSETS	$38,418,925	$69,160,677	$333,123,011
NUMBER OF SHARES OUTSTANDING (Note 4)	37,414,503	75,071,259	266,012,247
NET ASSET VALUES, offering and redemption price per share	$1.03	$0.92	$1.25
COMPONENTS OF NET ASSETS:
Paid-in capital	$38,763,451	$71,214,771	$362,865,027
Accumulated undistributed net investment income (loss)	632,623	1,315,158	8,655,490
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(356,708)	(771,706)	(26,271,073)
Unrealized appreciation (depreciation) of investments and futures contracts	(620,441)	(2,597,546)	(12,126,433)
NET ASSETS	$38,418,925	$69,160,677	$333,123,011

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2006 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
INVESTMENT INCOME AND EXPENSES:
Income:
Dividends	$6,700,916	$3,453,634	$444,385	$75,008	$184,428
Interest	338,421	342,289	73,407	54,993	41,883
Total income	7,039,337	3,795,923	517,792	130,001	226,311
Expenses:
Investment advisory fees (Note 2)	393,958	953,781	164,155	145,764	58,188
Accounting and recordkeeping expenses	107,144	60,156	5,948	5,310	2,804
Shareholders reports	214,182	120,252	11,890	10,615	5,604
Custodian expenses	26,493	43,255	4,913	12,954	5,838
Independent directors' fees and expenses	36,388	20,430	2,020	1,803	952
Audit	33,343	18,720	1,851	1,652	872
Licenses, legal and other expenses	39,609	15,464	747	667	352
Total expenses before reimbursement	851,117	1,232,058	191,524	178,765	74,610
Expense reimbursement (Note 2)	(342,949)	(200,729)	(19,095)	(20,569)	(10,822)
Net Expenses	508,168	1,031,329	172,429	158,196	63,788
Net Investment Income	6,531,169	2,764,594	345,363	(28,195)	162,523
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1) :
Net realized gain (loss) on investments and futures contracts:
Net realized gain (loss) on investments	12,484,199	15,713,027	1,880,124	(29,838)	232,234
Net realized gain (loss) on futures contracts	(2,022,687)	(250,841)	—	—	—
	10,461,512	15,462,186	1,880,124	(29,838)	232,234
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation (depreciation) of investments	1,709,937	(2,746,334)	1,043,830	1,099,452	693,984
Net unrealized appreciation (depreciation) of futures contracts	775,725	208,225	—	—	—
	2,485,662	(2,538,109)	1,043,830	1,099,452	693,984
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	12,947,174	12,924,077	2,923,954	1,069,614	926,218
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,478,343	$15,688,671	$3,269,317	$1,041,419	$1,088,741

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended June 30, 2006 (Unaudited)

	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Composite Fund	Conservative Allocation Fund	Moderate Allocation Fund
INVESTMENT INCOME AND EXPENSES:
Income:
Dividends	$2,504,980	$2,325,171	$1,217,248	$—	$—
Interest	524,098	411,594	2,417,386	—	—
Total income	3,029,078	2,736,765	3,634,634	—	—
Expenses:
Investment advisory fees (Note 2)	205,050	1,413,064	531,034	— (a)	—	(a)
Accounting and recordkeeping expenses	55,872	51,023	49,165	—	—
Shareholders reports	111,689	101,996	66,902	—	—
Custodian expenses	21,727	14,525	21,251	—	—
Independent directors' fees and expenses	18,975	17,328	11,366	—	—
Audit	17,387	15,878	10,415	—	—
Licenses, legal and other expenses	22,078	6,406	4,201	—	—
Total expenses before reimbursement	452,778	1,620,220	694,334	—	—
Expense reimbursement (Note 2)	(183,085)	(153,882)	(120,730)	—	—
Net Expenses	269,693	1,466,338	573,604	—	—
Net Investment Income	2,759,385	1,270,427	3,061,030
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1) :
Net realized gain (loss) on investments and futures contracts:
Net realized gain (loss) on investments	9,343,167	15,608,007	4,138,770	(14,961)	161,143
Net realized gain (loss) on futures contracts	(724,676)	—	—	—	—
	8,618,491	15,608,007	4,138,770	(14,961)	161,143
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation (depreciation) of investments	2,198,643	8,884,807	(3,094,889)	103,526	648,324
Net unrealized appreciation (depreciation) of futures contracts	1,229,000	—	—	—	—
	3,427,643	8,884,807	(3,094,889)	103,526	648,324
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	12,046,134	24,492,814	1,043,881	88,565	809,467
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,805,519	$25,763,241	$4,104,911	$88,565	$809,467

(a)  The Allocation Funds incur no advisory or operating expenses other than those included in each of the underlying funds in which they invest.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended June 30, 2006 (Unaudited)

	Aggressive Allocation Fund		Money Market Fund	Short-Term Bond Fund	Mid-Term Bond Fund	Bond Fund
INVESTMENT INCOME AND EXPENSES:
Income:
Dividends	$—		$—	$—	$—	$—
Interest	—		3,399,701	715,479	1,444,023	9,371,820
Total income	—		3,399,701	715,479	1,444,023	9,371,820
Expenses:
Investment advisory fees (Note 2)	—	(a)	152,779	88,535	163,148	830,430
Accounting and recordkeeping expenses	—		21,155	24,426	20,333	70,447
Shareholders reports	—		42,290	11,173	20,563	104,425
Custodian expenses	—		19,798	5,790	3,912	9,289
Independent directors' fees and expenses	—		7,185	1,898	3,494	17,741
Audit	—		6,584	1,739	3,201	16,256
Licenses, legal and other expenses	—		2,656	702	1,292	6,558
Total expenses before reimbursement	—		252,447	134,263	215,943	1,055,146
Expense reimbursement (Note 2)	—		(69,809)	(32,082)	(38,705)	(169,769)
Net Expenses	—		182,638	102,181	177,238	885,377
Net Investment Income	—		3,217,063	613,298	1,266,785	8,486,443
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1) :
Net realized gain (loss) on investments	170,176		31	(57,062)	(432,772)	(2,090,495)
Net unrealized appreciation (depreciation) of investments	1,099,137		795	(113,307)	(822,996)	(7,615,842)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,269,313		826	(170,369)	(1,255,768)	(9,706,337)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,269,313		$3,217,889	$442,929	$11,017	$(1,219,894)

(a)  The Allocation Funds incur no advisory or operating expenses other than those included in each of the underlying funds in which they invest.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS

	Equity Index Fund		All America Fund		Small Cap Value Fund
	For the Six Months Ended June 30, 2006	For the Year Ended December 31,	For the Six Months Ended June 30, 2006	For the Year Ended December 31,	For the Six Months Ended June 30, 2006	For the Period Ended December 31,
	(Unaudited)	2005	(Unaudited)	2005	(Unaudited)	2005(b)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$6,531,169	$12,607,717	$2,764,594	$4,963,123	$345,363	$161,101
Net realized gain (loss) on investments and futures contracts	10,461,512	16,241,495	15,462,186	41,998,229	1,880,124	371,282
Unrealized appreciation (depreciation) of investments and futures contracts	2,485,662	5,084,383	(2,538,109)	(32,508,783)	1,043,830	338,622
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,478,343	33,933,595	15,688,671	14,452,569	3,269,317	871,005
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(11,157,235)	—	(1,487,487)	—	(154,687)
From capital gains	—	(14,754,098)	—	(33,401,686)	—	(126,138)
Total distributions	—	(25,911,333)	—	(34,889,173)	—	(280,825)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	16,406,510	72,178,177	4,130,676	9,541,654	13,980,847	40,058,358
Dividends reinvested	—	25,911,333	—	34,889,172	—	280,825
Cost of shares redeemed	(47,153,918)	(102,155,792)	(29,376,448)	(75,212,021)	(3,075,234)	(7,082,772)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	(30,747,408)	(4,066,282)	(25,245,772)	(30,781,195)	10,905,613	33,256,411
INCREASE (DECREASE) IN NET ASSETS	(11,269,065)	3,955,980	(9,557,101)	(51,217,799)	14,174,930	33,846,591
NET ASSETS, BEGINNING OF PERIOD/YEAR	725,774,158	721,818,178	406,511,942	457,729,741	33,846,591	—
NET ASSETS, END OF PERIOD/YEAR	$714,505,093	$725,774,158	$396,954,841	$406,511,942	$48,021,521	$33,846,591
OTHER INFORMATION:
Shares outstanding at the beginning of period/year	339,145,640	341,035,099	209,390,329	223,626,559	31,714,079	—
Shares issued	7,448,209	34,348,696	2,043,042	4,805,388	12,064,415	38,192,504
Shares issued as reinvestment of dividends	—	12,098,877	—	17,922,112	—	260,950
Shares redeemed	(21,283,534)	(48,237,032)	(14,509,460)	(36,963,730)	(2,617,343)	(6,739,375)
Net increase (decrease)	(13,835,325)	(1,789,459)	(12,466,418)	(14,236,230)	9,447,072	31,714,079
Shares outstanding at the end of period/year	325,410,315	339,245,640	196,923,911	209,390,329	41,161,151	31,714,079

(b)  For the period July 1, 2005 (Date of Inception) to December 31, 2005.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small Cap Growth Fund		Mid Cap Value Fund		Mid-Cap Equity Index Fund
	For the Six Months Ended June 30, 2006	For the Period Ended December 31,	For the Six Months Ended June 30, 2006	For the Period Ended December 31,	For the Six Months Ended June 30, 2006	For the Year Ended December 31,
	(Unaudited)	2005(b)	(Unaudited)	2005(b)	(Unaudited)	2005
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$(28,195)	$(350)	$162,523	$70,577	$2,759,385	$4,411,409
Net realized gain (loss) on investments and futures contracts	(29,838)	(521,227)	232,234	(212)	8,618,491	22,009,933
Unrealized appreciation (depreciation) of investments and futures contracts	1,099,452	975,883	693,984	445,105	3,427,643	12,446,860
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,041,419	454,306	1,088,741	515,470	14,805,519	38,868,202
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	—	—	(64,584)	—	(4,436,689)
From capital gains	—	—	—	—	—	(19,851,398)
Total distributions	—	—	—	(64,584)	—	(24,288,087)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	20,838,495	30,294,715	11,562,550	17,024,729	25,165,265	65,055,325
Dividends reinvested	—	—	—	64,584	—	24,288,087
Cost of shares redeemed	(4,654,292)	(6,520,379)	(966,647)	(6,336,546)	(25,247,793)	(41,392,768)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	16,184,203	23,774,336	10,595,903	10,752,767	(82,528)	47,950,644
INCREASE (DECREASE) IN NET ASSETS	17,225,622	24,228,642	11,684,644	11,203,653	14,722,991	62,530,759
NET ASSETS, BEGINNING OF PERIOD/YEAR	24,228,642	—	11,203,653	—	357,529,332	294,998,573
NET ASSETS, END OF PERIOD/YEAR	$41,454,264	$24,228,642	$22,888,297	$11,203,653	$372,252,323	$357,529,332
OTHER INFORMATION:
Shares outstanding at the beginning of period/year	22,964,804	—	10,540,041	—	233,305,253	201,869,864
Shares issued	18,063,136	29,215,716	10,418,659	16,588,121	15,620,010	43,090,777
Shares issued as reinvestment of dividends	—	—	—	60,408	—	15,794,620
Shares redeemed	(4,128,111)	(6,250,912)	(849,478)	(6,108,488)	(15,660,766)	(27,450,008)
Net increase (decrease)	13,935,025	22,964,804	9,569,181	10,540,041	(40,756)	31,435,389
Shares outstanding at the end of period/year	36,899,829	22,964,804	20,109,222	10,540,041	233,264,497	233,305,253

(b)  For the period July 1, 2005 (Date of Inception) to December 31, 2005.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Aggressive Equity Fund		Composite Fund		Conservative Allocation Fund
	For the Six Months Ended June 30, 2006	For the Year Ended December 31,	For the Six Months Ended June 30, 2006	For the Year Ended December 31,	For the Six Months Ended June 30, 2006	For the Year Ended December 31,
	(Unaudited)	2005	(Unaudited)	2005	(Unaudited)	2005
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$1,270,427	$815,386	$3,061,030	$5,987,002	$—	$337,442
Net realized gain (loss) on investments	15,608,007	23,125,866	4,138,770	5,338,875	(14,961)	131,899
Unrealized appreciation (depreciation) of investments	8,884,807	(5,916,719)	(3,094,889)	(9,535,117)	103,526	(218,500)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,763,241	18,024,533	4,104,911	1,790,760	88,565	250,841
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	—	—	(5,978,084)	—	(316,515)
From capital gains	—	(3,277,393)	—	—	—	(102,125)
Total distributions	—	(3,277,393)	—	(5,978,084)	—	(418,640)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	16,304,260	14,648,472	1,276,557	3,033,563	2,149,179	5,489,917
Dividends reinvested	—	3,277,393	—	5,978,084	—	418,640
Cost of shares redeemed	(13,337,610)	(83,952,504)	(17,237,249)	(29,607,363)	(2,856,481)	(2,929,906)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	2,966,650	(66,026,639)	(15,960,692)	(20,595,716)	(707,302)	2,978,651
INCREASE (DECREASE) IN NET ASSETS	28,729,891	(51,279,499)	(11,855,781)	(24,783,040)	(618,737)	2,810,852
NET ASSETS, BEGINNING OF PERIOD/YEAR	322,518,421	373,797,920	232,265,383	257,148,423	11,170,746	8,359,894
NET ASSETS, END OF PERIOD/YEAR	$351,248,312	$322,518,421	$220,509,602	$232,365,383	$10,552,009	$11,170,746
OTHER INFORMATION:
Shares outstanding at the beginning of period/year	175,529,648	212,909,336	161,982,972	176,457,672	11,134,470	8,204,622
Shares issued	8,138,886	8,441,382	841,396	2,056,025	2,125,026	5,367,888
Shares issued as reinvestment of dividends	—	1,783,718	—	4,182,055	—	417,050
Shares redeemed	(6,825,511)	(47,604,788)	(11,780,526)	(20,712,780)	(2,818,899)	(2,855,090)
Net increase (decrease)	1,313,375	(37,379,688)	(10,939,130)	(14,474,700)	(693,873)	2,929,848
Shares outstanding at the end of period/year	176,843,023	175,529,648	151,043,842	161,982,972	10,440,597	11,134,470

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund
	For the Six Months Ended June 30, 2006	For the Year Ended December 31,	For the Six Months Ended June 30, 2006	For the Year Ended December 31,	For the Six Months Ended June 30, 2006	For the Year Ended December 31,
	(Unaudited)	2005	(Unaudited)	2005	(Unaudited)	2005
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$—	$1,516,270	$—	$967,997	$3,217,063	$2,691,191
Net realized gain (loss) on investments	161,143	1,121,198	170,176	1,332,695	31	(4)
Unrealized appreciation (depreciation) of investments	648,324	(509,418)	1,099,137	81,434	795	(795)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	809,467	2,128,050	1,269,313	2,382,126	3,217,889	2,690,392
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(1,434,825)	—	(817,301)	—	(2,660,081)
From capital gains	—	(1,086,067)	—	(1,474,545)	—	—
Total distributions	—	(2,520,892)	—	(2,291,846)	—	(2,660,081)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	8,349,762	21,862,461	9,911,062	20,218,460	95,096,417	102,597,545
Dividends reinvested	—	2,520,892	—	2,291,846	—	2,660,081
Cost of shares redeemed	(2,898,305)	(5,197,282)	(1,238,644)	(4,709,581)	(45,452,533)	(54,072,408)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	5,451,457	19,186,071	8,672,418	17,800,725	49,643,884	51,185,218
INCREASE (DECREASE) IN NET ASSETS	6,260,924	18,793,229	9,941,731	17,891,005	52,861,773	51,215,529
NET ASSETS, BEGINNING OF PERIOD/YEAR	56,243,926	37,450,697	47,539,258	29,648,253	129,702,755	78,487,226
NET ASSETS, END OF PERIOD/YEAR	$62,504,850	$56,243,926	$57,480,989	$47,539,258	$182,564,528	$129,702,755
OTHER INFORMATION:
Shares outstanding at the beginning of period/year	50,880,141	33,766,624	39,032,769	24,504,532	108,513,501	66,233,088
Shares issued	7,427,602	19,296,576	7,891,075	16,358,834	78,536,427	85,220,056
Shares issued as reinvestment of dividends	—	2,464,401	—	2,022,596	—	2,225,659
Shares redeemed	(2,577,267)	(4,647,460)	(992,480)	(3,853,193)	(37,658,436)	(45,165,302)
Net increase (decrease)	4,850,335	17,113,517	6,898,595	14,528,237	40,877,991	42,280,413
Shares outstanding at the end of period/year	55,730,476	50,880,141	45,931,364	39,032,769	149,391,492	108,513,501

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Short-Term Bond Fund		Mid-Term Bond Fund		Bond Fund
	For the Six Months Ended June 30, 2006	For the Year Ended December 31,	For the Six Months Ended June 30, 2006	For the Year Ended December 31,	For the Six Months Ended June 30, 2006	For the Year Ended December 31,
	(Unaudited)	2005	(Unaudited)	2005	(Unaudited)	2005
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$613,289	$864,493	$1,266,785	$2,362,121	$8,486,433	$16,385,320
Net realized gain (loss) on investments	(57,062)	(58,241)	(432,772)	(338,934)	(2,090,495)	(826,477)
Unrealized appreciation (depreciation) of investments	(113,307)	(261,643)	(822,996)	(1,517,652)	(7,615,842)	(8,811,420)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	442,929	544,609	11,017	505,535	(1,219,894)	6,747,423
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(867,443)	—	(2,313,748)	—	(16,217,492)
From capital gains	—	—	—	—	—	—
Total distributions	—	(867,443)	—	(2,313,748)	—	(16,217,492)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	2,254,360	14,292,185	4,720,931	11,365,816	12,026,773	46,628,254
Dividends reinvested	—	867,443	—	2,313,748	—	16,217,492
Cost of shares redeemed	(2,593,124)	(8,095,897)	(7,014,526)	(13,640,196)	(46,518,642)	(53,568,712)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	(338,764)	7,063,731	(2,293,594)	39,368	(34,491,870)	9,277,034
INCREASE (DECREASE) IN NET ASSETS	104,165	6,740,897	(2,282,577)	(1,768,845)	(35,711,764)	(193,035)
NET ASSETS, BEGINNING OF PERIOD/YEAR	38,314,760	31,573,863	71,443,254	73,212,099	368,834,775	369,027,810
NET ASSETS, END OF PERIOD/YEAR	$38,418,925	$38,314,760	$69,160,677	$71,443,254	$333,123,011	$368,834,775
OTHER INFORMATION:
Shares outstanding at the beginning of period/year	37,748,047	30,881,978	77,559,677	77,501,724	293,607,621	285,870,568
Shares issued	2,207,510	13,879,887	5,128,522	12,004,896	9,595,437	35,969,954
Shares issued as reinvestment of dividends	—	854,219	—	2,511,834	—	12,909,763
Shares redeemed	(2,541,054)	(7,868,037)	(7,616,940)	(14,458,777)	(37,190,811)	(41,142,664)
Net increase (decrease)	(333,544)	6,866,069	(2,488,418)	57,953	(27,595,374)	7,737,053
Shares outstanding at the end of period/year	37,414,503	37,748,047	75,071,259	77,559,677	266,012,247	293,607,621

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2006 and each of the five years ended December 31, 2005 (or since the Fund's inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	Equity Index Fund
	Six Months Ended June 30, 2006		Years Ended December 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year/Period	$2.14		$2.12	$1.95	$1.54	$2.02	$2.37
Income (Loss) From Investment Operations: Net Investment Income	0.02		0.04	0.05	0.03	0.03	0.03
Net Realized and Unrealized Gains (Losses) on Securities	0.04		0.06	0.17	0.41	(0.48)	(0.31)
Total From Investment Operations	0.06		0.10	0.22	0.44	(0.45)	(0.28)
Less Dividend Distributions: From Net Investment Income	—		(0.03)	(0.04)	(0.03)	(0.03)	(0.03)
From Capital Gains	—		(0.05)	(0.01)	—	—	(0.04)
Total Distributions	—		(0.08)	(0.05)	(0.03)	(0.03)	(0.07)
Net Asset Value, End of Year/Period	$2.20		$2.14	$2.12	$1.95	$1.54	$2.02
Total Return (%)(b)	2.63	(c)	4.81	10.69	28.32	(22.14)	(12.17)
Net Assets, End of Year/Period ($millions)	715		726	722	618	390	464
Ratio of Net Investment Income to Average Net Assets (%)	1.80	(d)	1.76	1.91	1.65	1.49	1.24
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.23	(d)	0.24	0.22	0.21	0.20	0.22
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.14	(d)	0.13	0.13	0.13	0.13	0.13
Portfolio Turnover Rate (%)(a)	2.75	(c)	9.36	4.87	0.89	7.36	10.06
	All America Fund
	Six Months Ended June 30, 2006		Years Ended December 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year/Period	$1.94		$2.05	$2.12	$1.60	$2.09	$2.54
Income (Loss) From Investment Operations: Net Investment Income	0.01		0.01	0.02	0.01	0.03	0.02
Net Realized and Unrealized Gains (Losses) on Securities	0.07		0.06	0.15	0.52	(0.50)	(0.46)
Total From Investment Operations	0.08		0.07	0.17	0.53	(0.47)	(0.44)
Less Dividend Distributions: From Net Investment Income	—		(0.01)	(0.02)	(0.01)	(0.02)	(0.01)
From Capital Gains	—		(0.17)	(0.22)	—	—	—
Total Distributions	—		(0.18)	(0.24)	(0.01)	(0.02)	(0.01)
Net Asset Value, End of Year/Period	$2.02		$1.94	$2.05	$2.12	$1.60	$2.09
Total Return (%)(b)	3.93	(c)	3.71	8.23	33.01	(22.38)	(17.38)
Net Assets, End of Year/Period ($millions)	397		407	458	492	421	604
Ratio of Net Investment Income to Average Net Assets (%)	1.36	(d)	1.17	1.16	0.84	0.80	0.70
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.60	(d)	0.64	0.62	0.61	0.58	0.59
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.51	(d)	0.50	0.50	0.50	0.50	0.50
Portfolio Turnover Rate (%)(a)	18.68	(c)	48.00	53.03	76.73	85.27	75.93

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).

(c)  Not annualized.

(d)  Annualized.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Value Fund				Small Cap Growth Fund				Mid Cap Value Fund
	Six Months Ended June 30, 2006 (Unaudited)		Period Ended December 31, 2005(e)		Six Months Ended June 30, 2006 (Unaudited		Period Ended December 31, 2005(e)		Six Months Ended June 30, 2006 (Unaudited		Period Ended December 31, 2005(e)
Net Asset Value, Beginning of Period	$1.07		$1.00		$1.06		$1.00		$1.06		$1.00
Income From Investment Operations: Net Investment Income	0.01		0.01		—		—		0.01		0.01
Net Realized and Unrealized Gains on Securities	0.09		0.07		0.06		0.06		0.07		0.06
Total From Investment Operations	0.10		0.08		0.06		0.06		0.08		0.07
Less Dividend Distributions: From Net Investment Income	—		(0.01)		—		—		—		(0.01)
From Capital Gains	—		—		—		—		—		—
Total Distributions	—		(0.01)		—		—		—		(0.01)
Net Asset Value, End of Period	$1.17		$1.07		$1.12		$1.06		$1.14		$1.06
Total Return (%)(b)	9.32	(c)	7.61	(c)	6.48	(c)	5.49	(c)	7.08	(c)	6.91	(c)
Net Assets, End of Period ($millions)	48		34		41		24		23		11
Ratio of Net Investment Income to Average Net Assets (%)	1.71	(d)	1.19	(d)	(0.16	)(d)	0.00	(d)	1.71	(d)	1.76	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.95	(d)	0.96	(d)	0.99	(d)	0.95	(d)	0.79	(d)	0.75	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.86	(d)	0.84	(d)	0.88	(d)	0.83	(d)	0.67	(d)	0.62	(d)
Portfolio Turnover Rate (%)(a)	30.97	(c)	32.67	(c)	30.17	(c)	64.38	(c)	12.46	(c)	14.39	(c)

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  Commenced operations July 1, 2005.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Mid-Cap Equity Index Fund
	Six Months Ended June 30, 2006		Years Ended December 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year/Period	$1.53		$1.46	$1.30	$0.97	$1.16	$1.21
Income (Loss) From Investment Operations: Net Investment Income	0.01		0.02	0.01	0.01	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Securities	0.06		0.16	0.19	0.33	(0.18)	(0.03)
Total From Investment Operations	0.07		0.18	0.20	0.34	(0.17)	(0.02)
Less Dividend Distributions: From Net Investment Income	—		(0.02)	(0.01)	(0.01)	—	(0.01)
From Capital Gains	—		(0.09)	(0.03)	—	(0.02)	(0.02)
Total Distributions	—		(0.11)	(0.04)	(0.01)	(0.02)	(0.03)
Net Asset Value, End of Year/Period	$1.60		$1.53	$1.46	$1.30	$0.97	$1.16
Total Return (%)(b)	4.14	(c)	12.50	16.28	35.23	(15.24)	(1.06)
Net Assets, End of Year/Period ($millions)	372		358	295	217	114	112
Ratio of Net Investment Income to Average Net Assets (%)	1.46	(d)	1.37	1.08	1.06	1.00	1.13
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.24	(d)	0.25	0.24	0.22	0.25	0.25
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.14	(d)	0.13	0.13	0.13	0.13	0.13
Portfolio Turnover Rate (%)(a)	1.15	(c)	18.65	15.73	7.87	28.11	34.78
	Aggressive Equity Fund
	Six Months Ended June 30, 2006		Years Ended December 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year/Period	$1.84		$1.76	$1.73	$1.24	$1.56	$1.76
Income (Loss) From Investment Operations: Net Investment Income	0.01		0.01	—	(0.01)	—	—
Net Realized and Unrealized Gains (Losses) on Securities	0.14		0.09	0.10	0.50	(0.32)	(0.19)
Total From Investment Operations	0.15		0.10	0.10	0.49	(0.32)	(0.19)
Less Dividend Distributions: From Net Investment Income	—		—	—	—	—	(0.01)
From Capital Gains	—		(0.02)	(0.07)	—	—	—
Total Distributions	—		(0.02)	(0.07)	—	—	(0.01)
Net Asset Value, End of Year/Period	$1.99		$1.84	$1.76	$1.73	$1.24	$1.56
Total Return (%)(b)	8.10	(c)	5.73	5.42	39.37	(20.46)	(10.62)
Net Assets, End of Year/Period ($millions)	351		323	374	371	238	295
Ratio of Net Investment Income to Average Net Assets (%)	0.74	(d)	0.24	(0.12)	(0.48)	(0.13)	0.18
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.94	(d)	0.96	0.95	0.94	0.92	0.94
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.85	(d)	0.85	0.85	0.85	0.85	0.85
Portfolio Turnover Rate (%)(a)	28.26	(c)	68.55	144.47	200.77	204.53	221.49

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).

(c)  Not annualized.

(d)  Annualized.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Composite Fund
	Six Months Ended June 30, 2006		Years Ended December 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year/Period	$1.43		$1.46	$1.40	$1.22	$1.37	$1.60
Income (Loss) From Investment Operations: Net Investment Income	0.02		0.04	0.04	0.03	0.02	0.06
Net Realized and Unrealized Gains (Losses) on Securities	0.01		(0.03)	0.06	0.18	(0.13)	(0.23)
Total From Investment Operations	0.03		0.01	0.10	0.21	(0.11)	(0.17)
Less Dividend Distributions: From Net Investment Income	—		(0.04)	(0.04)	(0.03)	(0.02)	(0.04)
From Capital Gains	—		—	—	—	(0.02)	(0.02)
Total Distributions	—		(0.04)	(0.04)	(0.03)	(0.04)	(0.06)
Net Asset Value, End of Year/Period	$1.46		$1.43	$1.46	$1.40	$1.22	$1.37
Total Return (%)(b)	1.77	(c)	0.96	6.34	18.23	(7.51)	(11.00)
Net Assets, End of Year/Period ($millions)	221		232	257	259	225	272
Ratio of Net Investment Income to Average Net Assets (%)	2.70	(d)	2.48	2.46	2.59	3.37	3.64
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.61	(d)	0.63	0.61	0.63	0.58	0.59
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.51	(d)	0.50	0.50	0.50	0.50	0.50
Portfolio Turnover Rate (%)(a)	16.25	(c)	93.84	94.56	177.43	204.99	248.42

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).

(c)  Not annualized.

(d)  Annualized.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Conservative Allocation Fund						Moderate Allocation Fund
	Six Months Ended June 30, 2006		Years Ended December 31,				Six Months Ended June 30, 2006		Years Ended December 31,
	(Unaudited)		2005	2004	2003(f)		(Unaudited)		2005	2004	2003(f)
Net Asset Value, Beginning of Year/Period	$1.00		$1.02	$1.01	$1.00		$1.11		$1.11	$1.08	$1.00
Income From Investment Operations: Net Investment Income	—		0.03	0.03	0.01		—		0.03	0.03	0.01
Net Realized and Unrealized Gains on Securities	0.01		(0.01)	0.02	0.05		0.01		0.02	0.06	0.11
Total From Investment Operations	0.01		0.02	0.05	0.06		0.01		0.05	0.09	0.12
Less Dividend Distributions: From Net Investment Income	—		(0.03)	(0.03)	(0.01)		—		(0.03)	(0.03)	(0.01)
From Capital Gains	—		(0.01)	(0.01)	(0.04)		—		(0.02)	(0.03)	(0.03)
Total Distributions	—		(0.04)	(0.04)	(0.05)		—		(0.05)	(0.06)	(0.04)
Net Asset Value, End of Year/Period	$1.01		$1.00	$1.02	$1.01		$1.12		$1.11	$1.11	$1.08
Total Return (%)	0.74	(c)	2.30	4.72	5.32	(c)	1.46	(c)	4.35	8.27	11.73	(c)
Net Assets, End of Year/Period ($millions)	11		11	8	3		63		56	37	15
Ratio of Expenses to Average Net Assets (%)(e)	0.00	(d)	0.00	0.00	0.00	(d)	0.00	(d)	0.00	0.00	0.00	(d)
Ratio of Net Investment Income to Average Net Assets (%)	0.00	(d)	3.39	4.51	8.59	(d)	0.00	(d)	3.28	3.81	8.85	(d)
Portfolio Turnover Rate (%)(a)	33.78	(c)	8.39	92.83	66.44	(c)	5.65	(c)	14.09	99.27	18.44	(c)

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  Excludes expenses of the underlying funds.

(f)  For the period May 20, 2003 (commencement of operations) through December 31, 2003.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Aggressive Allocation Fund
	Six Months Ended June 30, 2006		Years Ended December 31,
	(Unaudited)		2005	2004	2003(f)
Net Asset Value, Beginning of Year/Period	$1.22		$1.21	$1.17	$1.00
Income From Investment Operations: Net Investment Income	—		0.02	0.02	0.03
Net Realized and Unrealized Gains on Securities	0.03		0.05	0.09	0.17
Total From Investment Operations	0.03		0.07	0.11	0.20
Less Dividend Distributions: From Net Investment Income	—		(0.02)	(0.03)	(0.01)
From Capital Gains	—		(0.04)	(0.04)	(0.02)
Total Distributions	—		(0.06)	(0.07)	(0.03)
Net Asset Value, End of Year/Period	$1.25		$1.22	$1.21	$1.17
Total Return (%)	2.75	(c)	5.78	9.92	19.27	(c)
Net Assets, End of Year/Period ($millions)	57		48	30	11
Ratio of Expenses to Average Net Assets (%)(e)	0.00	(d)	0.00	0.00	0.00	(d)
Ratio of Net Investment Income to Average Net Assets (%)	0.00	(d)	2.58	2.98	6.48	(d)
Portfolio Turnover Rate (%)(a)	3.51	(c)	14.96	48.24	26.92	(c)

	Money Market Fund
	Six Months Ended June 30, 2006		Years Ended December 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year/Period	$1.20		$1.19	$1.18	$1.19	$1.19	$1.20
Income (Loss) From Investment Operations: Net Investment Income	0.02		0.04	0.02	0.01	0.02	0.07
Net Realized and Unrealized Gains (Losses) on Securities	—		—	—	(0.01)	—	(0.01)
Total From Investment Operations	0.02		0.04	0.02	—	0.02	0.06
Less Dividend Distributions: From Net Investment Income	—		(0.03)	(0.01)	(0.01)	(0.02)	(0.07)
Total Distributions	—		(0.03)	(0.01)	(0.01)	(0.02)	(0.07)
Net Asset Value, End of Year/Period	$1.22		$1.20	$1.19	$1.18	$1.19	$1.19
Total Return (%)(b)	2.27	(c)	2.97	1.10	0.84	1.45	3.94
Net Assets, End of Year/Period ($millions)	183		130	78	74	93	94
Ratio of Net Investment Income to Average Net Assets (%)	4.49	(d)	3.05	1.12	0.90	1.48	4.12
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.35	(d)	0.38	0.38	0.38	0.33	0.35
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.25	(d)	0.25	0.25	0.25	0.25	0.25
Portfolio Turnover Rate (a)	N/A		N/A	N/A	N/A	N/A	N/A

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  Excludes expenses of the underlying funds.

(f)  For the period May 20, 2003 (commencement of operations) through December 31, 2003.

N/A=Not Applicable.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Short-Term Bond Fund
	Six Months Ended June 30, 2006		Years Ended December 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year/Period	$1.02		$1.02	$1.03	$1.05	$1.03	$1.01
Income From Investment Operations: Net Investment Income	0.02		0.02	0.03	0.04	0.03	0.06
Net Realized and Unrealized Gains or (Losses) on Securities	(0.01)		—	(0.01)	(0.02)	0.02	0.02
Total From Investment Operations	0.01		0.02	0.02	0.02	0.05	0.08
Less Dividend Distributions: From Net Investment Income	—		(0.02)	(0.03)	(0.04)	(0.03)	(0.06)
From Capital Gains	—		—	—	—	—	—
Total Distributions	—		(0.02)	(0.03)	(0.04)	(0.03)	(0.06)
Net Asset Value, End of Year/Period	$1.03		$1.02	$1.02	$1.03	$1.05	$1.03
Total Return (%)(b)	1.17	(c)	1.58	1.56	1.74	5.05	7.45
Net Assets, End of Year/Period ($millions)	38		38	32	29	38	16
Ratio of Net Investment Income to Average Net Assets (%)	3.24	(d)	2.59	2.57	2.88	4.19	5.79
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.71	(d)	0.83	0.83	0.82	0.79	0.77
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.54	(d)	0.50	0.50	0.50	0.50	0.50
Portfolio Turnover Rate (%)(a)	30.45	(c)	31.32	31.87	70.34	38.75	60.13
	Mid-Term Bond Fund
	Six Months Ended June 30, 2006		Years Ended December 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year/Period	$0.92		$0.94	$0.96	$0.98	$0.91	$0.85
Income From Investment Operations: Net Investment Income	0.02		0.03	0.02	0.03	0.03	0.03
Net Realized and Unrealized Gains or (Losses) on Securities	(0.02)		(0.02)	(0.01)	—	0.07	0.06
Total From Investment Operations	—		0.01	0.01	0.03	0.10	0.09
Less Dividend Distributions: From Net Investment Income	—		(0.03)	(0.03)	(0.04)	(0.03)	(0.03)
From Capital Gains	—		—	—	(0.01)	—	—
Total Distributions	—		(0.03)	(0.03)	(0.05)	(0.03)	(0.03)
Net Asset Value, End of Year/Period	$0.92		$0.92	$0.94	$0.96	$0.98	$0.91
Total Return (%)(b)	0.01	(c)	0.77	2.26	2.76	9.66	10.44
Net Assets, End of Year/Period ($millions)	69		71	73	75	88	44
Ratio of Net Investment Income to Average Net Assets (%)	3.64	(d)	3.30	3.25	3.23	4.11	5.16
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.62	(d)	0.66	0.65	0.64	0.62	0.68
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.51	(d)	0.50	0.50	0.50	0.50	0.50
Portfolio Turnover Rate (%)(a)	19.45	(c)	21.99	27.23	41.55	106.79	6.38

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).

(c)  Not annualized.

(d)  Annualized.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Bond Fund
	Six Months Ended June 30, 2006		Years Ended December 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year/Period	$1.26		$1.29	$1.29	$1.27	$1.30	$1.31
Income From Investment Operations: Net Investment Income	0.03		0.06	0.06	0.07	0.09	0.13
Net Realized and Unrealized Gains or (Losses) on Securities	(0.04)		(0.03)	—	0.02	(0.01)	(0.01)
Total From Investment Operations	(0.01)		0.03	0.06	0.09	0.08	0.12
Less Dividend Distributions: From Net Investment Income	—		(0.06)	(0.06)	(0.07)	(0.08)	(0.13)
From Capital Gains	—		—	—	—	(0.03)	—
Total Distributions	—		(0.06)	(0.06)	(0.07)	(0.11)	(0.13)
Net Asset Value, End of Year/Period	$1.25		$1.26	$1.29	$1.29	$1.27	$1.30
Total Return (%)(b)	(0.31	)(c)	1.79	4.61	6.73	6.75	8.73
Net Assets, End of Year/Period ($millions)	333		369	369	349	437	404
Ratio of Net Investment Income to Average Net Assets (%)	4.80	(d)	4.30	4.44	5.10	6.38	7.19
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.60	(d)	0.61	0.59	0.60	0.57	0.58
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	(d)	0.50	0.50	0.50	0.50	0.50
Portfolio Turnover Rate (%)(a)	10.32	(c)	23.27	35.12	72.09	76.91	9.25

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).

(c)  Not annualized.

(d)  Annualized.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company — a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and its affiliates. As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. At June 30, 2006, there were fifteen Funds: Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, Aggressive Equity Fund, Composite Fund, Money Market Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Bond Fund; a Conservative Allocation Fund, a Moderate Allocation Fund and an Aggressive Allocation Fund (collectively "Allocation Funds"). The Small Cap Value Fund, Small Cap Growth Fund and the Mid Cap Value Fund began operations on July 1, 2005. The Allocation Funds began operations on May 20, 2003.

Investment Company shares are issued to Mutual of America Life, and on a limited basis, to The American Life Insurance Company of New York, for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of selected equity and fixed income funds of the Investment Company are directly issued to one or more of the Investment Company's Allocation Funds.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with accounting principles generally accepted in the United States:

Security Valuation — Investment securities are valued as follows:

Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For any equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

The Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Debt securities are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both dealer supplied valuations and analytical modeling techniques which consider factors such as yield, quality, coupon rate, maturity, issue type, broker quotes and trading characteristics to derive a valuation. In the rare instance when such a price is not available from an independent pricing source, a fair value is used, as determined in good faith by the Adviser, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Short-term debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are stated at market value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock are based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

Equity-type funds with an indexed portfolio component may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction.) During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Summary Portfolio of Investments in Securities")

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

Each of the Allocation Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect three different approaches to asset allocation based on risk tolerance.

The Allocation Funds invest in the following underlying Funds of the Investment Company in accordance with the percentage allocations noted:

Conservative Allocation:	Equity Index (25%), Bond (30%),

Mid-Term Bond (30%), Short-Term Bond (15%).

Moderate Allocation:	Equity Index (35%), Bond (30%),

Mid-Term Bond (20%), Mid-Cap Equity Index (15%).

Aggressive Allocation:	Equity Index (45%), Bond (25%),

Mid-Cap Equity Index (20%), Aggressive Equity (10%).

Generally, rebalancing of the Allocation Funds' holdings are performed on a monthly basis.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income and to distribute net realized gains, if any, on an annual basis, in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications (which do not impact the Funds' net asset values) are made within the Funds' capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

At June 30, 2006, the Funds had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations.

Expiring on December 31,	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
2006	$0	$0	$0	$0	$0
2007	0	0	0	0	0
2008	0	0	0	0	0
2009	0	0	0	0	0
2010	0	0	0	0	0
2011	0	0	0	0	0
2012	0	0	0	0	0
2013	0	0	0	487,369	0
2014	0	0	0	30,258	0
Total	$0	$0	$0	$517,627	$0

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Expiring on December 31,	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Composite Fund	Conservative Allocation Fund	Moderate Allocation Fund
2006	$0	$0	$0	$0	$0
2007	0	0	0	0	0
2008	0	0	0	0	0
2009	0	0	20,874,535	0	0
2010	0	0	20,417,938	0	0
2011	0	0	0	0	0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
Total	$0	$0	$41,292,473	$0	$0
Expiring on December 31,	Aggressive Allocation Fund	Money Market Fund	Short-Term Bond Fund	Mid-Term Bond Fund	Bond Fund
2006	$0	$2,207	$0	$0	$0
2007	0	1,434	73,348	0	0
2008	0	5,103	101	0	0
2009	0	0	0	0	0
2010	0	295	0	0	0
2011	0	0	111,136	0	23,117,159
2012	0	1,539	56,820	0	171,798
2013	0	4	58,241	162,767	439,879
2014	0	0	57,062	608,932	2,542,237
Total	$0	$10,582	$356,708	$771,699	$26,271,073

2.  EXPENSES

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. Effective May 1, 2006, for providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge, at the annual rate of .075% of the value of the net assets of the Equity Index Fund and the Mid-Cap Equity Index Fund, .15% of the value of the net assets of the Money Market Fund, .40% of the value of the net assets of the All America Fund, Composite Fund, Short-Term Bond Fund, Mid-Term Bond Fund and Bond Fund, .55% of the value of the net assets of the Mid Cap Value Fund and .75% of the value of the net assets of the Aggressive Equity Fund, Small Cap Value Fund and Small Cap Growth Fund.

Prior to May 1, 2006, the Adviser's investment management fee was .125% of the value of the net assets of the Equity Index Fund and the Mid-Cap Equity Index Fund, .25% of the value of the net assets of the Money Market Fund, .50% of the value of the net assets of the All America Fund, Composite Fund, Short-Term Bond Fund, Mid-Term Bond Fund and Bond Fund, .65% of the value of the net assets of the Mid Cap Value Fund and .85% of the value of the net assets of the Aggressive Equity Fund, Small Cap Value Fund and Small Cap Growth Fund.

The Adviser does not assess a fee for investment management to the Allocation Funds. However, shareholders in the Allocation Funds will indirectly bear their pro-rata share of the investment management fees incurred by the underlying Funds in which they invest.

Under a Sub-Advisory Agreement for the All America Fund, through July 27, 2005 the Adviser delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) was responsible for compensation payable under such Sub-Advisory Agreement.

Through April 30, 2006, the Adviser contractually limited the expenses of each Fund, other than for brokers' commissions and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the Funds to the Adviser. Effective May 1, 2006, the Adviser terminated its expense limitation policy and each Fund is charged with the full amount of its expenses.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.  PURCHASES AND SALES

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the six months ended June 30, 2006 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth	Mid Cap Value Fund
Cost of investment purchases	$19,703,568	$73,961,827	$21,135,170	$27,028,398	$11,526,598
Proceeds from sales of investments	$44,249,246	$88,648,439	$11,738,928	$10,323,113	$2,213,504
	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Composite Fund	Conservative Allocation Fund	Moderate Allocation Fund
Cost of investment purchases	$40,260,548	$94,286,479	$35,674,155	$3,498,249	$8,828,243
Proceeds from sales of investments	$4,123,709	$95,797,240	$50,228,322	$4,205,552	$3,376,786
	Aggressive Allocation Fund	Money Market Fund	Short-Term Bond Fund	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	$10,542,420	$0	$11,376,572	$13,406,924	$35,764,805
Proceeds from sales of investments	$1,870,002	$0	$11,764,838	$14,066,051	$49,498,123

The cost of short-term security purchases for the Money Market Fund for the period was $2,687,243,347; net proceeds from sales and redemptions for the period were $1,522,215,259.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2006 for each of the funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales.

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth	Mid Cap Value Fund
Unrealized Appreciation	$153,062,270	$82,810,276	$3,189,286	$4,191,008	$1,609,776
Unrealized Depreciation	(61,379,864)	(28,389,959)	(1,875,881)	(2,149,112)	(476,187)
Net	$91,682,406	$54,420,317	$1,313,405	$2,041,896	$1,133,589
Cost of Investments	$621,975,141	$342,332,784	$46,918,747	$39,384,157	$21,902,743
	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Composite Fund	Conservative Allocation Fund	Moderate Allocation Fund
Unrealized Appreciation	$80,232,714	$59,878,419	$11,879,795	$64,643	$1,927,465
Unrealized Depreciation	(24,307,287)	(11,291,651)	(9,453,969)	(262,704)	(1,317,049)
Net	$55,925,427	$48,586,768	$2,425,826	$(198,061)	$610,416
Cost of Investments	$315,886,870	$303,288,853	$217,729,802	$10,750,070	$61,894,434
	Aggressive Allocation Fund	Money Market Fund	Short-Term Bond Fund	Mid-Term Bond Fund	Bond Fund
Unrealized Appreciation	$2,882,977	$0	$2,096	$56,082	$2,608,117
Unrealized Depreciation	(620,295)	(0)	(622,536)	(2,653,627)	(14,734,550)
Net	$2,262,682	$0	$(620,440)	$(2,597,545)	$(12,126,433)
Cost of Investments	$55,218,307	$182,561,372	$38,745,147	$70,998,908	$342,354,993

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.  CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of June 30, 2006, shares authorized were allocated into the fifteen series of Funds as follows:

Authorized No. of Shares
Equity Index Fund	500,000,000
All America Fund	500,000,000
Small Cap Value Fund	50,000,000
Small Cap Growth Fund	50,000,000
Mid Cap Value Fund	100,000,000
Mid-Cap Equity Index Fund	300,000,000
Aggressive Equity Fund	500,000,000
Composite Fund	300,000,000
Conservative Allocation Fund	100,000,000
Moderate Allocation Fund	100,000,000
Aggressive Allocation Fund	100,000,000
Money Market Fund	175,000,000
Short-Term Bond Fund	50,000,000
Mid-Term Bond Fund	125,000,000
Bond Fund	450,000,000
Sub-Total	3,400,000,000
Shares to be allocated at the discretion of the Board of Directors	100,000,000
Total (See Note 6, "Subsequent Events")	3,500,000,000

5.  DIVIDENDS

As of June 30, 2006, no dividends relating to 2006 were declared or paid by the Funds. It is the Investment Company's practice to declare and distribute such dividends at the end of the year in conformity with Internal Revenue Code regulations. On December 31, 2005, dividend distributions were declared and paid for each of the funds from net investment income and, as applicable, from net realized gains on investment transactions. Additionally, remaining required distributions relating to 2004 were made in accordance with Internal Revenue Sec. 855(a) and paid on September 15, 2005. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2005 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2005 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth	Mid Cap Value Fund
Ordinary Income (a)	$11,700,903	$2,609,110	$280,825	$0	$64,584
Long-Term Capital Gains (b)	$14,210,430	$32,280,063	$0	$0	$0
	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Composite Fund	Conservative Allocation Fund	Moderate Allocation Fund
Ordinary Income (a)	$6,521,459	$0	$5,978,084	$350,757	$1,496,609
Long-Term Capital Gains (b)	$17,766,628	$3,277,393	$0	$67,883	$1,024,283
	Aggressive Allocation Fund	Money Market Fund	Short-Term Bond Fund	Mid-Term Bond Fund	Bond Fund
Ordinary Income (a)	$954,523	$2,660,081	$867,443	$2,313,748	$16,217,492
Long-Term Capital Gains (b)	$1,337,323	$0	$0	$0	$0

Notes:

No distribution paid during 2005 constituted a return of capital for Federal income tax purposes.

(a)  Includes distributions from Fund-level net short-term capital gains.

(b)  To the extent reported, each Fund designates these amounts as capital gain dividends for Federal income tax purposes.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  DIVIDENDS (CONTINUED)

As of June 30, 2006, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$10,212,589	$10,603,918	$2,251,093	$0	$393,230
Accumulated net realized gain/(loss) on investments and futures contracts	$12,556,039	$22,394,379	$294,999	$(517,626)	$12,809
Net unrealized appreciation (depreciation) of investments and futures contracts	$91,682,406	$54,420,317	$1,313,405	$2,041,896	$1,133,589
	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Composite Fund	Conservative Allocation Fund	Moderate Allocation Fund
Accumulated undistributed net investment income	$4,948,217	$8,437,820	$7,581,309	$17,184	$131,546
Accumulated net realized gain/(loss) on investments and futures contracts	$14,509,128	$29,151,482	$(41,292,472)	$86,657	$289,077
Net unrealized appreciation (depreciation) of investments and futures contracts	$55,925,427	$48,586,768	$2,425,826	$(198,061)	$610,416
	Aggressive Allocation Fund	Money Market Fund	Short-Term Bond Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$82,155	$3,292,326	$632,623	$1,315,158	$8,655,490
Accumulated net realized gain/(loss) on investments and futures contracts	$189,301	$(10,582)	$(356,708)	$(771,699)	$(26,271,073)
Net unrealized appreciation (depreciation) of investments and futures contracts	$2,262,682	$0	$(620,440)	$(2,597,545)	$(12,126,433)

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the Statements of Changes in Net Assets are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Periodically, the Funds may reclassify book to tax differences as a result of the differences arising from the disallowance of net operating losses and other cumulative adjustments for Federal income tax purposes versus financial reporting purposes. Each Fund's net assets are not affected by these reclassifications. No such reclassifications were made during the six months ended June 30, 2006. During the year ended December 31, 2005, each Fund reclassified the following book to tax differences [increases (decreases)]:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$(528,382)	$0	$0	$350	$0
Accumulated undistributed net realized gains (loss) on investments and futures contracts	528,382	0	0	0	0
Paid in capital	$0	$0	$0	$(350)	$0

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  DIVIDENDS (CONTINUED)

	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Composite Fund	Conservative Allocation und	Moderate Allocation Fund
Accumulated undistributed net investment income	$0	$0	$0	$(4,895)	$27,493
Accumulated undistributed net realized gains (loss) on investments and futures contracts	0	0	0	4,895	(27,438)
Paid in capital	$0	$0	$0	$0	$(55)
	Aggressive Allocation Fund	Money Market Fund	Short-Term Bond Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$(68,581)	$0	$0	$0	$0
Accumulated undistributed net realized gains (loss) on investments and futures contracts	68,581	3,447	0	0	0
Paid in capital	$0	$(3,447)	$0	$0	$0

6.  SUBSEQUENT EVENTS

On July 24, 2006, the shareholders of the Aggressive Equity Fund approved a dissolution of the Aggressive Equity Fund, effective September 1, 2006. Currently, the Aggressive Equity Fund's portfolio of securities consists of two separately-managed segments: a Small Cap Value segment and a Small Cap Growth segment. The remaining net assets of the Fund are maintained on a consolidated basis. Under the reorganization, on September 1, 2006, the securities in the Small Cap Value segment of the Aggressive Equity Fund, together with a proportionate share of the consolidated net assets, will be transferred to the Small Cap Value Fund in return for shares of the Small Cap Value Fund equal in value to the transferred net assets. Similarly, the securities in the Small Cap Growth segment of the Aggressive Equity Fund, together with the remaining proportionate share of the consolidated net assets, will be transferred to the Small Cap Growth Fund in return for shares of the Small Cap Growth Fund equal in value to the transferred net assets. At that point, the Aggressive Equity Fund will transfer the shares of the Small Cap Value and Small Cap Growth Funds to its shareholders and will then no longer exist.

Also on July 24, 2006, the shareholders of the Short-Term Bond Fund approved the dissolution of the Short-Term Bond Fund, effective September 1, 2006. On that date, the Short-Term Bond Fund will transfer all of its net assets to the Mid-Term Bond Fund in exchange for shares of the Mid-Term Bond Fund equal in value to the transferred net assets. At that point , the Short-Term Bond Fund will transfer the shares of the Mid-Term Bond Fund to its shareholders and will then no longer exist.

On February 22, 2006, the Investment Company's Board of Directors increased to 4,000,000,000 the number of authorized shares to be allocated into the fifteen series of the Funds, to be effective upon the consummation of the reorganizations described above. Of those shares, 300,000,000 will remain as unallocated shares. The Board also revised the allocation of shares of certain of the series of the Funds, subject to the consummation of the reorganizations described above.

MUTUAL OF AMERICA INVESTMENT CORPORATION
ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Semi-Annual Report are summary schedules of Mutual of America Investment Corporation's ("Investment Company") Fund portfolio holdings as of June 30, 2006 (except for the Money Market Fund). The Investment Company files complete schedules of Fund portfolio holdings (including the Money Market Fund) with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-468-3785. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by calling 1-800-468-3785. It is also available on the SEC website.

Renewal of Investment Advisory Agreements

The Board of Directors of the Investment Company has renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the "Adviser"). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the considerations enumerated below.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. The Adviser has approximately $9 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company's Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price and not on the basis of any research that they may provide. The Adviser receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. The vast majority of the Funds demonstrated gross performance that was above or at their benchmarks, when considering minimal tracking error. Recent performance, especially, has shown a significant enhancement due to changes made in the Adviser's investment process and personnel.

Cost

The Board compared the advisory fees charged by the Adviser with fees of numerous similar funds. Effective May 1, 2006, the Adviser's fees were decreased between .05% and .10%. At the same time, the Adviser eliminated its reimbursement of all Investment Company expenses over and above the advisory fee. In the case of each Fund, the Adviser's fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser's fees obviates the need for asset-level breakpoints. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts that it realizes from volume increases.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
320 PARK AVENUE
NEW YORK, NY 10022-6839

www.mutualofamerica.com

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK, NY 10022-6839

www.mutualofamerica.com

ITEM 2.    CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Schedule I – Portfolios of Investments in Securities follows:

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (2.9%)
Air Products & Chemicals, Inc.	13,555	866,436
Alcoa, Inc.	52,611	1,702,492
Allegheny Technologies, Inc.	5,275	365,241
Ball Corp.	6,330	234,463
Bemis Co.	6,344	194,253
Dow Chemical Co.	58,150	2,269,594
Du Pont (EI) de Nemours	55,705	2,317,328
Eastman Chemical Co.	4,944	266,976
Ecolab, Inc.	11,012	446,867
Freeport-McMoran Copper Cl B	11,396	631,452
Hercules, Inc.*	6,870	104,836
International Paper Co.	29,806	962,734
Intl. Flavors & Fragrances	4,779	168,412
Louisiana-Pacific Corp.	6,421	140,620
MeadWestvaco Corp.	10,953	305,917
Monsanto Co.	16,360	1,377,348
Newmont Mining Corp.	27,143	1,436,679
Nucor Corp.	18,841	1,022,124
PPG Industries, Inc.	10,015	660,990
Pactiv Corp.*	8,535	211,241
Phelps Dodge Corp.	12,324	1,012,540
Praxair, Inc.	19,537	1,054,998
Rohm & Haas Co.	8,788	440,455
Sealed Air Corp.	4,933	256,911
Sigma-Aldrich Corp.	4,035	293,102
Temple-Inland, Inc.	6,679	286,329
United States Steel Group	7,257	508,861
Vulcan Materials Co.	6,083	474,474
Weyerhaeuser Co.	14,888	926,778
		20,940,451
CONSUMER, CYCLICAL (9.6%)
Amazon.com, Inc.*	18,697	723,200
AutoZone, Inc.*	3,234	285,239
Autonation, Inc.*	8,968	192,274
Bed Bath & Beyond, Inc.*	17,065	566,046

1

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Best Buy Co., Inc.	24,343	1,334,970
Big Lots, Inc.*	6,894	117,750
Black & Decker Corp.	4,595	388,094
Brunswick Corp.	5,725	190,356
Carnival Corp.	26,263	1,096,218
Centex Corp.	7,339	369,152
Circuit City Group, Inc.	9,104	247,811
Clear Channel Communications*	30,430	941,809
Coach, Inc.*	23,276	695,952
Comcast Corp. Cl A*	127,755	4,182,699
Cooper Tire & Rubber Co.	3,694	41,151
D.R. Horton, Inc.	16,448	391,791
Darden Restaurants, Inc.	7,797	307,202
Dillard’s, Inc. Cl A	3,738	119,055
Disney (Walt) Co.	132,712	3,981,360
Dollar General Corp.	18,851	263,537
Dow Jones & Co.	3,557	124,531
EW Scripps Co. Cl A	5,125	221,093
Eastman Kodak Co.	17,368	413,011
Family Dollar Stores, Inc.	9,392	229,447
Federated Dept Stores	33,451	1,224,307
Ford Motor Co.	113,431	786,077
Fortune Brands, Inc.	8,866	629,575
Gannett Co., Inc.	14,380	804,273
Gap, Inc.	33,257	578,672
General Motors Corp.	34,197	1,018,729
Genuine Parts Co.	10,441	434,972
Goodyear Tire & Rubber Co.*	10,715	118,937
Harley-Davidson, Inc.	16,244	891,633
Harman Intl. Industry	4,045	345,322
Harrah’s Entertainment, Inc.	11,171	795,152
Hasbro, Inc.	10,409	188,507
Hilton Hotels Corp.	20,000	565,600
Home Depot, Inc.	124,981	4,473,070
International Game Technology	20,503	777,884

2

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Interpublic Group of Cos., Inc.	26,377	220,248
Johnson Controls, Inc.	11,788	969,209
Jones Apparel Group, Inc.	6,806	216,363
KB Home	4,557	208,938
Kohl’s Corp.*	20,585	1,216,985
Leggett & Platt	11,023	275,355
Lennar Corp.	8,431	374,083
Limited Brands, Inc.	20,743	530,813
Liz Claiborne, Inc.	6,334	234,738
Lowe’s Companies, Inc.	46,910	2,846,030
Marriott International, Inc.	19,771	753,671
Mattel, Inc.	23,549	388,794
McDonald’s Corp.	75,345	2,531,592
McGraw-Hill Cos., Inc.	21,635	1,086,726
Meredith Corp.	2,556	126,624
NIKE, Inc. Cl B	11,404	923,724
New York Times Co. Cl A	8,748	214,676
Newell Rubbermaid, Inc.	16,737	432,317
News Corp, Inc.	143,033	2,743,373
Nordstrom, Inc.	13,021	475,267
Office Depot, Inc.*	17,397	661,086
OfficeMax, Inc.	4,301	175,266
Omnicom Group, Inc.	10,316	919,052
Penney (J.C.) Co., Inc.	14,200	958,642
Pulte Homes, Inc.	12,890	371,103
RadioShack Corp.	8,182	114,548
Sears Holding Corp.*	5,864	910,679
Sherwin-Williams Co.	6,736	319,825
Snap-On, Inc.	3,513	141,995
Stanley Works	4,275	201,866
Staples, Inc.	44,026	1,070,712
Starbucks Corp.*	46,407	1,752,328
TJX Companies, Inc.	27,634	631,713
Target Corp.	52,206	2,551,307
Tiffany & Co.	8,504	280,802

3

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Time Warner, Inc.	258,921	4,479,333
Tribune Co.	13,327	432,195
Univision Communications, Inc.	13,470	451,245
V F Corp.	5,309	360,587
Wendy’s International, Inc.	7,052	411,061
Whirlpool Corp.	4,715	389,695
Yum! Brands, Inc.	16,444	826,640
eBay, Inc.*	69,916	2,047,840
		68,285,504
CONSUMER, NON-CYCLICAL (9.6%)
Alberto-Culver Co. Cl A*	4,599	224,063
Altria Group, Inc.	126,260	9,271,272
Anheuser-Busch Cos., Inc.	46,728	2,130,330
Archer-Daniels-Midland Co.	39,571	1,633,491
Avon Products, Inc.	27,227	844,037
Brown-Forman Corp. Cl B	5,010	359,167
CVS Corp.	48,686	1,494,660
Campbell Soup Co.	11,205	415,818
Clorox Co.	9,122	556,168
Coca-Cola Co.	123,926	5,331,297
Coca-Cola Enterprises	18,351	373,810
Colgate-Palmolive Co.	31,120	1,864,088
ConAgra Foods, Inc.	31,404	694,342
Constellation Brands, Inc. Cl A	12,026	300,650
Costco Wholesale Corp.	28,505	1,628,491
Dean Foods Co.*	8,224	305,851
Estee Lauder Co. Cl A	7,179	277,612
FNMA	58,525	2,815,053
General Mills, Inc.	21,522	1,111,827
Heinz (H.J.) Co.	20,257	834,994
Hershey Food Corp.	10,739	591,397
Kellogg Co.	14,745	714,100
Kimberly Clark Corp.	27,799	1,715,198
Kroger Co.	43,745	956,266
McCormick & Co., Inc.	8,011	268,769

4

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Molson Coors Brewing Co.	3,483	236,426
Pepsi Bottling Group, Inc.	8,109	260,623
PepsiCo, Inc.	99,919	5,999,137
Proctor & Gamble Co.	198,416	11,031,930
RJ Reynolds Tobacco Holdings	5,182	597,485
Safeway, Inc.	27,216	707,616
Sara Lee Corp.	45,962	736,311
Supervalu, Inc.	12,367	379,667
Sysco Corp.	37,400	1,142,944
Tyson Foods, Inc.	15,233	226,362
UST, Inc.	9,759	441,009
Wal-Mart Stores, Inc.	151,185	7,282,581
Walgreen Co.	61,079	2,738,782
Whole Foods Market, Inc.	8,470	547,501
Wrigley (Wm.) Jr. Co.	13,423	608,867
		69,649,992
ENERGY (10.0%)
Anadarko Petroleum	27,725	1,322,205
Apache Corp.	19,974	1,363,226
Ashland, Inc.	4,294	286,410
BJ Services Co.	19,440	724,334
Baker Hughes, Inc.	20,621	1,687,829
Chesapeake Energy Corp.	24,778	749,535
ChevronTexaco Corp.	134,024	8,317,529
ConocoPhillips	99,807	6,540,353
Consol Energy, Inc.	10,448	488,131
Devon Energy Corp.	26,621	1,608,175
EOG Resources, Inc.	14,668	1,017,079
El Paso Corp.	42,067	631,005
Exxon Mobil Corp.	365,837	22,444,100
HESS Corp.	14,580	770,553
Halliburton Co.	31,212	2,316,243
Kerr-McGee Corp.	13,726	951,898
Kinder Morgan, Inc.	6,302	629,507
Marathon Oil Corp.	21,915	1,825,520

5

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
Murphy Oil Corp.	10,044	561,058
Nabors Industries, Ltd.*	18,768	634,171
National-Oilwell, Inc.*	10,580	669,926
Noble Corporation*	8,330	619,919
Occidental Petroleum	25,896	2,655,635
Rowan Cos., Inc.	6,665	237,207
Schlumberger, Ltd.	71,342	4,645,078
Sunoco, Inc.	8,023	555,914
Transocean, Inc.*	19,638	1,577,324
Valero Energy Corp.	37,214	2,475,475
Weatherford Int’l., Ltd.*	21,083	1,046,138
Williams Cos., Inc.	35,986	840,633
XTO Energy, Inc.	22,018	974,737
		71,166,847
FINANCIAL (20.5%)
Ace, Ltd.*	19,663	994,751
Aflac, Inc.	30,150	1,397,453
Allstate Corp.	38,418	2,102,617
AmSouth Bancorporation	20,925	553,466
Ambac Financial Group, Inc.	6,392	518,391
American Express Co.	74,605	3,970,478
American Int’l. Group, Inc.	157,058	9,274,275
Ameriprise Financial, Inc.	14,777	660,089
Aon Corp.	19,268	670,912
Apartment Investment & Mgmt. Co.	5,877	255,356
Archstone-Smith Trust	12,924	657,444
BB & T Corp.	33,257	1,383,159
Bank of America Corp.	275,935	13,272,474
Bank of New York Co., Inc.	46,665	1,502,613
Bear Stearns Cos., Inc.	7,293	1,021,603
Boston Properties	5,522	499,189
CIT Group, Inc.	12,035	629,310
Capital One Financial Corp.	18,324	1,565,786
Charles Schwab Corp.	62,387	996,944
Chubb Corp.	25,088	1,251,891

6

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Cincinnati Financial Corp.	10,481	492,712
Citigroup, Inc.	300,589	14,500,413
Comerica, Inc.	9,807	509,866
Commerce Bancorp (N.J.)	11,137	397,257
Compass Bancshares, Inc.	7,808	434,125
Countrywide Financial Corp.	36,740	1,399,059
E*Trade Financial Corp.*	25,784	588,391
Equity Office Properties	22,138	808,258
Equity Residential	17,610	787,695
Federated Investors, Inc.	5,104	160,776
Fifth Third Bancorp	33,649	1,243,331
First Tennessee National Bank	7,451	299,530
Franklin Resources, Inc.	9,274	805,076
FHLMC	41,782	2,381,992
Genworth Financial, Inc.	22,059	768,536
Golden West Financial Corp.	15,487	1,149,135
Goldman Sachs Group, Inc.	26,124	3,929,833
Hartford Financial Service Group, Inc.	18,327	1,550,464
Huntington Bancshares, Inc.	14,831	349,715
J.P. Morgan Chase & Co.	210,091	8,823,822
Janus Capital Group	12,797	229,066
KeyCorp.	24,440	872,019
Kimco Realty Corp.	12,794	466,853
Legg Mason, Inc.	7,985	794,667
Lehman Brothers Holdings	32,375	2,109,231
Lincoln National Corp.	17,362	979,911
Loews Corp.	24,550	870,298
M & T Bank Corp.	4,787	564,483
MBIA, Inc.	8,146	476,948
MGIC Investment Corp.	5,271	342,615
Marsh & McLennan Cos., Inc.	33,221	893,313
Marshall & Ilsley Corp.	13,623	623,116
Mellon Financial Corp.	25,006	860,957
Merrill Lynch & Co., Inc.	55,870	3,886,317
MetLife, Inc.	45,872	2,349,105

7

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Moody’s Corp.	14,770	804,374
Morgan Stanley	64,764	4,093,732
National City Corp.	32,800	1,187,032
North Fork Bancorp, Inc.	28,128	849,184
Northern Trust Corp.	11,207	619,747
PNC Financial Services Group	17,897	1,255,832
Plum Creek Timber Co.	11,146	395,683
Principal Financial Group Inc.	16,747	931,971
Progressive Corp. of Ohio	47,314	1,216,443
Prologis Trust	14,813	772,054
Prudential Financial, Inc.	29,749	2,311,497
Public Storage, Inc.	5,004	379,804
Regions Financial Corp.	27,579	913,416
SLM Corporation	24,843	1,314,692
Safeco Corp.	7,207	406,114
Simon Property Group	11,084	919,307
Sovereign Bancorp, Inc.	22,755	462,151
St. Paul Travelers Co., Inc.	42,099	1,876,352
State Street Corp.	20,096	1,167,377
Suntrust Banks, Inc.	21,987	1,676,729
Synovus Financial Corp.	19,515	522,612
T. Rowe Price Group, Inc.	16,058	607,153
Torchmark Corp.	6,068	368,449
UNUM Provident Corp.	18,104	328,226
US Bancorp	107,622	3,323,367
Vornado Realty Trust	7,191	701,482
Wachovia Corp.	97,258	5,259,713
Washington Mutual, Inc.	58,092	2,647,833
Wells Fargo & Company	101,583	6,814,188
XL Capital Limited*	10,902	668,293
Zions Bancorporation	6,416	500,063
		146,171,956
HEALTHCARE (11.9%)
Abbott Laboratories	92,284	4,024,505
Aetna, Inc.	34,284	1,368,960

8

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Allergan, Inc.	9,231	990,117
Amerisource Bergen Corp.	12,692	532,049
Amgen, Inc.*	71,302	4,651,029
Applera Corp.-Applied Biosys	11,189	361,964
Bard (C.R.), Inc.	6,266	459,047
Barr Pharmaceuticals, Inc.*	6,420	306,170
Bausch & Lomb, Inc.	3,239	158,841
Baxter International, Inc.	39,593	1,455,439
Becton Dickinson & Co.	14,954	914,138
Biogen Idec, Inc.*	20,792	963,293
Biomet, Inc.	14,879	465,564
Boston Scientific Corp.*	73,468	1,237,201
Bristol-Myers Squibb Co.	118,894	3,074,599
CIGNA Corp.	7,241	713,311
Cardinal Health, Inc.	25,255	1,624,654
Caremark Rx, Inc.	26,752	1,334,122
Coventry Health Care*	9,705	533,193
Express Scripts, Inc.*	8,890	637,769
Forest Laboratories, Inc.*	19,705	762,386
Genzyme Corp. (Genl. Div)*	15,742	961,049
Gilead Sciences, Inc.*	27,513	1,627,669
HCA, Inc.	24,674	1,064,683
Health Management Associates	14,558	286,938
Hospira, Inc.*	9,445	405,568
Humana, Inc.*	9,956	534,637
IMS Health, Inc.	12,075	324,214
Johnson & Johnson	179,040	10,728,077
King Pharmaceuticals, Inc.*	14,645	248,965
Laboratory Corp. of America*	7,548	469,712
Lilly (Eli) & Co.	68,334	3,776,820
Manor Care, Inc.	4,763	223,480
McKesson Corp.	18,389	869,432
Medco Health Solutions*	18,240	1,044,787
Medimmune, Inc.*	15,041	407,611
Medtronic, Inc.	72,983	3,424,362

9

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Merck & Co., Inc.	131,967	4,807,558
Millipore Corp.*	3,215	202,513
Mylan Laboratories, Inc.	12,712	254,240
Patterson Cos., Inc.*	8,383	292,818
PerkinElmer, Inc.	7,656	160,010
Pfizer, Inc.	443,055	10,398,501
Quest Diagnostics, Inc.	9,826	588,774
Schering-Plough Corp.	89,553	1,704,194
St. Jude Medical, Inc.*	21,826	707,599
Stryker Corp.	17,681	744,547
Tenet Healthcare Corp.*	28,458	198,637
Thermo Electron Corp.*	9,897	358,667
United Health Group, Inc.	81,447	3,647,197
Waters Corp.*	6,258	277,855
Watson Pharmaceuticals, Inc.*	6,168	143,591
WellPoint Inc*	38,543	2,804,774
Wyeth	81,384	3,614,263
Zimmer Holdings, Inc.*	15,004	851,027
		84,723,120
INDUSTRIAL (12.9%)
3M Company	45,587	3,682,062
Allied Waste Industries*	14,625	166,140
American Power Conversion	10,257	199,909
American Standard Cos.	10,697	462,859
Apollo Group, Inc. Cl A*	8,471	437,697
Avery Dennison Corp.	6,654	386,331
Block (H. & R.), Inc.	19,858	473,812
Boeing Co.	48,347	3,960,103
Burlington North Santa Fe	22,049	1,747,383
CBS Corp - Cl B	46,709	1,263,479
CSX Corp.	13,398	943,755
Caterpillar, Inc.	40,490	3,015,695
Cendant Corp.	60,480	985,219
Cintas Corp.	8,337	331,479
Cooper Industries, Ltd.*	5,587	519,144

10

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Cummins, Inc.	2,799	342,178
Danaher Corp.	14,266	917,589
Deere & Co.	14,183	1,184,139
Donnelley R.R. & Sons	13,067	417,491
Dover Corp.	12,328	609,373
Eaton Corp.	9,082	684,783
Emerson Electric Co.	24,819	2,080,080
Equifax, Inc.	7,791	267,543
FedEx Corp.	18,449	2,155,950
Fisher Scientific International*	7,507	548,386
Fluor Corp.	5,294	491,971
General Dynamics Corp.	24,409	1,597,813
General Electric Co.	628,746	20,723,468
Goodrich Corporation	7,492	301,853
Google, Inc.*	12,462	5,225,690
Grainger (W.W.), Inc.	4,607	346,585
Honeywell International, Inc.	50,062	2,017,499
ITT Industries, Inc.	11,184	553,608
Illinois Tool Works, Inc.	25,042	1,189,495
Ingersoll Rand Co.*	19,894	851,065
L-3 Communications Holdings, Inc	7,375	556,223
Lockheed Martin Corp.	21,413	1,536,169
Masco Corp.	24,017	711,864
Monster Worldwide, Inc.*	7,762	331,127
Navistar International Corp.*	3,717	91,475
Norfolk Southern	25,075	1,334,492
Northrop Grumman Corp	20,786	1,331,551
PACCAR, Inc.	10,081	830,473
Pall Corp.	7,548	211,344
Parker Hannifin Corp.	7,275	564,540
Pitney Bowes, Inc.	13,422	554,329
Raytheon Co.	26,978	1,202,409
Robert Half Intl., Inc.	10,387	436,254
Rockwell Automation, Inc.	10,733	772,883
Rockwell Collins	10,345	577,975

11

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Ryder System, Inc.	3,688	215,490
Southwest Airlines Co.	42,704	699,065
Starwood Hotels & Resort World	13,135	792,566
Textron, Inc.	7,866	725,088
Tyco International, Ltd.	123,144	3,386,460
Union Pacific Corp.	16,263	1,511,808
United Parcel Service Cl B	65,585	5,399,613
United Technologies Corp.	61,123	3,876,421
Verisign, Inc.*	14,822	343,426
Viacom Inc. - Class B.*	43,598	1,562,552
Waste Management Inc.	32,961	1,182,641
		91,819,864
TECHNOLOGY (13.4%)
ADC Telecommunications, Inc.*	7,089	119,521
Adobe Systems, Inc.*	36,202	1,099,093
Advanced Micro Devices, Inc.*	29,272	714,822
Affiliated Computer Svcs.*	7,170	370,044
Agilent Technologies, Inc.*	25,747	812,575
Altera Corp.*	21,725	381,274
Analog Devices, Inc.	21,838	701,873
Andrew Corp.*	9,652	85,517
Apple Computer, Inc.*	51,426	2,937,453
Applied Materials, Inc.	94,556	1,539,372
Autodesk, Inc.*	14,010	482,785
Automatic Data Processing	34,851	1,580,493
Avaya, Inc.*	24,853	283,821
BMC Software, Inc.*	12,869	307,569
Broadcom Corp. Cl A*	27,696	832,265
CA Inc.	27,588	566,933
Ciena Corp.*	35,534	170,919
Cisco Systems, Inc.*	369,120	7,208,914
Citrix Systems, Inc.*	11,014	442,102
Computer Sciences Corp.*	11,356	550,085
Compuware Corp.*	22,818	152,881
Comverse Technology, Inc.*	12,214	241,471

12

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Convergys Corp.*	8,473	165,224
Corning, Inc.*	94,178	2,278,166
Dell, Inc.*	137,355	3,352,836
EMC Corp.*	142,976	1,568,447
Electronic Arts, Inc.*	18,512	796,756
Electronic Data Systems Corp.	31,348	754,233
Embarq Corp.*	9,014	369,484
First Data Corp.	46,290	2,084,902
Fiserv, Inc.*	10,623	481,859
Freescale Semiconductor A*	24,535	721,329
Gateway, Inc.*	15,979	30,360
Hewlett-Packard Co.	168,672	5,343,529
IBM Corp.	93,746	7,201,568
Intel Corp.	351,729	6,665,265
Intuit, Inc.*	10,330	623,829
JDS Uniphase Corp.*	101,877	257,749
Jabil Circuit, Inc.	10,767	275,635
Juniper Networks Inc.*	34,208	546,986
KLA Tencor Corp.	12,021	499,713
LSI Logic Corp.*	23,988	214,693
Lexmark International, Inc.*	6,368	355,525
Linear Technology Corp.	18,359	614,843
Lucent Technologies*	270,881	655,532
Maxim Integrated Products, Inc.	19,391	622,645
Micron Technology, Inc.*	40,883	615,698
Microsoft Corp.	530,467	12,359,881
Molex, Inc. Cl A	8,584	288,165
Motorola, Inc.	149,347	3,009,342
NCR Corp.*	11,005	403,223
NVIDIA Corporation*	21,315	453,796
National Semiconductor Corp.	20,414	486,874
Network Appliance, Inc.*	22,624	798,627
Novell, Inc.*	20,499	135,908
Novellus Systems, Inc.*	7,694	190,042
Oracle Corp.*	235,472	3,411,989

13

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
PMC Sierra, Inc.*	12,485	117,359
Parametric Technology Corp.*	6,736	85,615
Paychex, Inc.	20,208	787,708
QLogic Corp.*	9,749	168,073
Qualcomm, Inc.	101,350	4,061,095
Sabre Group Holdings, Inc.	8,027	176,594
Sandisk Corp.*	11,811	602,125
Sanmina Corp.*	32,218	148,203
Solectron Corp.*	55,292	189,099
Sun Microsystems, Inc.*	211,492	877,692
Symantec Corp.*	62,589	972,633
Symbol Technologies, Inc.	15,344	165,562
Tektronix, Inc.	5,057	148,777
Tellabs, Inc.*	27,095	360,634
Teradyne, Inc.*	11,985	166,951
Texas Instruments, Inc.	94,208	2,853,560
Unisys Corp.*	20,740	130,247
Xerox Corp.*	55,525	772,353
Xilinx, Inc.	20,770	470,441
Yahoo!, Inc.*	75,814	2,501,862
		95,973,018
TELECOMMUNICATIONS (3.2%)
AT&T	235,087	6,556,576
Alltel Corp.	23,528	1,501,792
BellSouth Corp.	109,370	3,959,194
CenturyTel, Inc.	7,024	260,942
Citizens Communications Co.	19,649	256,419
Qwest Communications International*	94,651	765,727
Sprint Nextel Corp.	180,129	3,600,779
Verizon Communications	176,392	5,907,368
		22,808,797
UTILITIES (3.3%)
AES Corp.*	39,806	734,421
Allegheny Energy, Inc.*	9,876	366,103
Ameren Corp.	12,416	627,008

14

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont’d.)
American Electric Power, Inc.	23,818	815,767
CMS Energy Corp.*	13,372	173,034
Centerpoint Energy, Inc.	18,828	235,350
Consolidated Edison, Inc.	14,861	660,423
Constellation Energy Group	10,820	589,906
DTE Energy Co.	10,749	437,914
Dominion Resources, Inc.	21,014	1,571,637
Duke Energy Corp	74,663	2,192,852
Dynergy, Inc.*	22,317	122,074
Edison International	19,700	768,300
Entergy Corp.	12,573	889,540
Exelon Corp.	40,421	2,297,125
FPL Group, Inc.	24,444	1,011,493
FirstEnergy Corp.	19,944	1,081,147
Keyspan Corporation	10,579	427,393
NiSource, Inc.	16,487	360,076
Nicor, Inc.	2,683	111,345
PG & E Corp.	20,992	824,566
PPL Corporation	23,007	743,126
Peoples Energy Corp.	2,311	82,988
Pinnacle West Capital Corp.	5,998	239,380
Progress Energy, Inc.	15,296	655,740
Public Svc. Enterprise Group	15,205	1,005,355
Sempra Energy	15,666	712,490
Southern Co.	44,868	1,438,019
TXU Corp.	27,960	1,671,728
Teco Energy, Inc.	12,623	188,588
Xcel Energy, Inc.	24,518	470,255
		23,505,143

TOTAL COMMON STOCKS (Cost: $599,615,158) 97.3%		695,044,692

* Non-income producing security.

15

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (a)	4.56	07/20/06	500,000	498,786
U.S. Treasury Bill (a)	4.63	07/27/06	800,000	797,304
U.S. Treasury Bill (a)	4.77	09/21/06	200,000	197,760
				1,493,850
COMMERCIAL PAPER (2.4%)
IBM Corp.	5.25	07/03/06	17,124,000	17,119,005

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $18,612,919) 2.6%				18,612,855

TOTAL INVESTMENTS (Cost: $618,228,077) 99.9%				713,657,547

OTHER NET ASSETS 0.1%				847,546

NET ASSETS 100.0%				$714,505,093

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2006:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)

Purchased

52 S & P Stock Index Futures Contracts	September 2006	$16,632,200	$438,750

Face Value of futures purchased and outstanding as percentage of total investments in securities: 2.3%

16

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2006

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.8%)
Air Products & Chemicals, Inc.	4,510	288,279
Alcoa, Inc.	17,505	566,462
Allegheny Technologies, Inc.	1,755	121,516
Ball Corp.	2,106	78,006
Bemis Co.	2,103	64,394
Dow Chemical Co.	19,348	755,152
Du Pont EI de Nemours	18,534	771,014
Eastman Chemical Co.	1,645	88,830
Ecolab, Inc.	3,655	148,320
Freeport-McMoran Copper Cl B	3,792	210,115
Hercules, Inc.*	2,286	34,884
International Paper Co.	9,917	320,319
Intl. Flavors & Fragrances	1,583	55,785
Louisiana-Pacific Corp.	2,136	46,778
MeadWestvaco Corp.	3,638	101,609
Monsanto Co.	5,443	458,246
Newmont Mining Corp. Holding Co.	9,031	478,011
Nucor Corp.	6,269	340,093
PPG Industries, Inc.	3,332	219,912
Pactiv Corp.*	2,840	70,290
Phelps Dodge Corp.	4,100	336,856
Praxair, Inc.	6,501	351,054
Rohm & Haas Co.	2,924	146,551
Sealed Air Corp.	1,641	85,463
Sigma-Aldrich Corp.	1,342	97,483
Temple-Inland, Inc.	2,222	95,257
United States Steel Group	2,412	169,129
Vulcan Materials Co.	2,024	157,872
Weyerhaeuser Co.	4,954	308,387
		6,966,067
CONSUMER, CYCLICAL (5.7%)
Amazon.com, Inc.*	6,221	240,628
AutoZone, Inc.*	1,076	94,903
Autonation, Inc.*	2,984	63,977

1

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Bed Bath & Beyond, Inc.*	5,678	188,339
Best Buy Co., Inc.	8,099	444,149
Big Lots, Inc.*	2,294	39,182
Black & Decker Corp.	1,529	129,139
Brunswick Corp.	1,905	63,341
Carnival Corp.	8,738	364,724
Centex Corp.	2,442	122,833
Circuit City Group, Inc.	3,029	82,449
Clear Channel Communications*	10,125	313,369
Coach, Inc.*	7,745	231,576
Comcast Corp. Cl A*	42,507	1,391,679
Cooper Tire & Rubber Co.	1,225	13,647
D.R. Horton, Inc.	5,473	130,367
Darden Restaurants, Inc.	2,594	102,204
Dillard’s, Inc. Cl A	1,244	39,621
Disney (Walt) Co.	44,156	1,324,680
Dollar General Corp.	6,272	87,683
Dow Jones & Co.	1,189	41,627
EW Scripps Co. Cl A	1,711	73,813
Eastman Kodak Co.	5,779	137,425
Family Dollar Stores, Inc.	3,125	76,344
Federated Dept Stores	11,130	407,358
Ford Motor Co.	37,741	261,545
Fortune Brands, Inc.	2,950	209,480
Gannett Co., Inc.	4,784	267,569
Gap, Inc.	11,065	192,531
General Motors Corp.	11,378	338,951
Genuine Parts Co.	3,465	144,352
Goodyear Tire & Rubber Co.*	3,565	39,572
Harley-Davidson, Inc.	5,405	296,680
Harman Intl. Inds	1,346	114,908
Harrah’s Entertainment, Inc.	3,717	264,576
Hasbro, Inc.	3,463	62,715
Hilton Hotels Corp.	6,655	188,203

2

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Home Depot, Inc.	41,584	1,488,291
International Game Technology	6,822	258,827
Interpublic Group of Cos., Inc.	8,776	73,280
Johnson Controls, Inc.	3,922	322,467
Jones Apparel Group, Inc.	2,265	72,004
KB Home	1,516	69,509
Kohl’s Corp.*	6,849	404,913
Leggett & Platt	3,668	91,627
Lennar Corp.	2,805	124,458
Limited Brands, Inc.	6,902	176,622
Liz Claiborne, Inc.	2,108	78,122
Lowe’s Companies, Inc.	15,608	946,937
Marriott International, Inc.	6,578	250,753
Mattel, Inc.	7,835	129,356
McDonald’s Corp.	25,069	842,318
McGraw-Hill Cos., Inc.	7,198	361,556
Meredith Corp.	851	42,159
NIKE, Inc. Cl B	3,795	307,395
New York Times Co. Cl A	2,911	71,436
Newell Rubbermaid, Inc.	5,569	143,847
News Corp, Inc.	47,590	912,776
Nordstrom, Inc.	4,332	158,118
Office Depot, Inc.*	5,788	219,944
OfficeMax, Inc.	1,431	58,313
Omnicom Group, Inc.	3,432	305,757
Penney (J.C.) Co., Inc.	4,725	318,985
Pulte Homes, Inc.	4,284	123,336
RadioShack Corp.	2,722	38,108
Sears Holding Corp.*	1,951	302,990
Sherwin-Williams Co.	2,241	106,403
Snap-On, Inc.	1,169	47,251
Stanley Works	1,422	67,147
Staples, Inc.	14,648	356,239
Starbucks Corp.*	15,441	583,052

3

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
TJX Companies, Inc.	9,195	210,198
Target Corp.	17,370	848,872
Tiffany & Co.	2,829	93,414
Time Warner, Inc.	86,149	1,490,378
Tribune Co.	4,435	143,827
Univision Communications, Inc.	4,482	150,147
V F Corp.	1,775	120,558
Wendy’s International, Inc.	2,346	136,748
Whirlpool Corp.	1,569	129,678
Yum! Brands, Inc.	5,471	275,027
eBay, Inc.*	23,263	681,373
		22,720,655
CONSUMER, NON-CYCLICAL (5.8%)
Alberto-Culver Co. Cl A*	1,530	74,542
Altria Group, Inc.	42,010	3,084,794
Anheuser-Busch Cos., Inc.	15,547	708,788
Archer-Daniels-Midland Co.	13,166	543,492
Avon Products, Inc.	9,059	280,829
Brown-Forman Corp. Cl B	1,673	119,937
CVS Corp.	16,465	505,476
Campbell Soup Co.	3,728	138,346
Clorox Co.	3,035	185,044
Coca-Cola Co.	41,233	1,773,844
Coca-Cola Enterprises	6,106	124,379
Colgate-Palmolive Co.	10,354	620,205
ConAgra Foods, Inc.	10,449	231,027
Constellation Brands, Inc. Cl A	4,001	100,025
Costco Wholesale Corp.	9,486	541,935
Dean Foods Co.*	2,736	101,752
Estee Lauder Co. Cl A	2,388	92,344
FNMA	19,473	936,651
General Mills, Inc.	7,161	369,937
Heinz (H.J.) Co.	6,740	277,823
Hershey Food Corp.	3,573	196,765

4

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Kellogg Co.	4,906	237,598
Kimberly Clark Corp.	9,249	570,663
Kroger Co.	14,555	318,172
McCormick & Co., Inc.	2,659	89,209
Molson Coors Brewing Co.	1,151	78,130
Pepsi Bottling Group, Inc.	2,698	86,714
Pepsi Co, Inc.	33,245	1,996,030
Proctor & Gamble Co.	66,018	3,670,601
RJ Reynolds Tobacco Holdings	1,724	198,777
Safeway, Inc.	9,055	235,430
Sara Lee Corp.	15,293	244,994
Supervalu, Inc.	4,115	126,331
Sysco Corp.	12,444	380,289
Tyson Foods, Inc.	5,068	75,310
UST, Inc.	3,247	146,732
Wal-Mart Stores, Inc.	50,303	2,423,096
Walgreen Co.	20,322	911,238
Whole Foods Market, Inc.	2,818	182,156
Wrigley (Wm.) Jr. Co.	4,466	202,578
		23,181,983
ENERGY (6.0%)
Anadarko Petroleum	9,225	439,940
Apache Corp.	6,646	453,590
Ashland, Inc.	1,433	95,581
BJ Services Co.	6,468	240,998
Baker Hughes, Inc.	6,862	561,655
Chesapeake Energy Corp.	8,244	249,381
ChevronTexaco Corp.	44,593	2,767,442
ConocoPhillips	33,208	2,176,120
Consol Energy, Inc.	3,476	162,399
Devon Energy Corp.	8,858	535,112
EOG Resources, Inc.	4,880	338,379
El Paso Corp.	13,997	209,955
Exxon Mobil Corp.	121,722	7,467,645

5

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
ENERGY (Cont’d.)
HESS CORP	4,851	256,375
Halliburton Co.	10,385	770,671
Kerr-McGee Corp.	4,567	316,721
Kinder Morgan, Inc.	2,102	209,969
Marathon Oil Corp.	7,292	607,424
Murphy Oil Corp.	3,342	186,684
Nabors Industries, Ltd.*	6,245	211,019
National-Oilwell, Inc.*	3,520	222,886
Noble Corporation*	2,772	206,292
Occidental Petroleum	8,616	883,571
Rowan Cos., Inc.	2,217	78,903
Schlumberger, Ltd.	23,737	1,545,516
Sunoco, Inc.	2,670	185,004
Transocean, Inc.*	6,535	524,891
Valero Energy Corp.	12,382	823,651
Weatherford International., Ltd.*	7,015	348,084
Williams Cos., Inc.	11,974	279,713
XTO Energy, Inc.	7,326	324,322
		23,679,893
FINANCIAL (12.2%)
Ace, Ltd.*	6,542	330,960
Aflac, Inc.	10,032	464,983
Allstate Corp.	12,783	699,614
AmSouth Bancorporation	6,962	184,145
Ambac Financial Group, Inc.	2,127	172,500
American Express Co.	24,823	1,321,080
American Intermnational. Group, Inc.	52,257	3,085,776
Ameriprise Financial, Inc.	4,917	219,642
Aon Corp.	6,411	223,231
Apartment Investment & Mgmt.Co	1,955	84,945
Archstone-Smith Trust	4,300	218,741
BB & T Corp.	11,065	460,193
Bank of America Corp.	91,810	4,416,061
Bank of New York Co., Inc.	15,527	499,969

6

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Bear Stearns Cos., Inc.	2,426	339,834
Boston Properties	1,837	166,065
CIT Group, Inc.	4,005	209,421
Capital One Financial Corp.	6,097	520,989
Charles Schwab Corp.	20,758	331,713
Chubb Corp.	8,347	416,515
Cincinnati Financial Corp.	3,488	163,971
Citigroup, Inc.	100,013	4,824,627
Comerica, Inc.	3,264	169,695
Commerce Bancorp (N.J.)	3,706	132,193
Compass Bancshares, Inc.	2,598	144,449
Countrywide Financial Corp.	12,224	465,490
E*Trade Financial Corp.*	8,579	195,773
Equity Office Properties	7,366	268,933
Equity Residential	5,859	262,073
Federated Investors, Inc.	1,691	53,267
Fifth Third Bancorp	11,196	413,692
First Tennessee Natiuonal Bank	2,479	99,656
Franklin Resources, Inc.	3,086	267,896
FHLMC	13,902	792,553
Genworth Financial, Inc.	7,339	255,691
Golden West Financial Corp.	5,153	382,353
Goldman Sachs Group, Inc.	8,692	1,307,538
Hartford Financial Service Group, Inc.	6,098	515,891
Huntington Bancshares, Inc.	4,935	116,367
J.P. Morgan Chase & Co.	69,902	2,935,884
Janus Capital Group	4,258	76,218
KeyCorp.	8,132	290,150
Kimco Realty Corp.	4,257	155,338
Legg Mason, Inc.	2,657	264,425
Lehman Brothers Hlds.	10,772	701,796
Lincoln National Corp.	5,777	326,054
Loews Corp.	8,160	289,272
M & T Bank Corp.	1,593	187,847

7

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
MBIA, Inc.	2,711	158,729
MGIC Investment Corp.	1,754	114,010
Marsh & McLennan Cos., Inc.	11,053	297,215
Marshall & Ilsley Corp.	4,533	207,339
Mellon Financial Corp.	8,320	286,458
Merrill Lynch & Co., Inc.	18,589	1,293,051
MetLife, Inc.	15,263	781,618
Moody’s Corp.	4,914	267,616
Morgan Stanley	21,549	1,362,112
National City Corp.	10,913	394,941
North Fork Bancorp, Inc.	9,359	282,548
Northern Trust Corp.	3,729	206,214
PNC Financial Services Group	5,955	417,862
Plum Creek Timber Co.	3,709	131,670
Principal Financial Group Inc.	5,572	310,082
Progressive Corp. of Ohio	15,743	404,753
Prologis Trust	4,929	256,899
Prudential Financial, Inc.	9,898	769,075
Public Storage, Inc.	1,665	126,374
Regions Financial Corp.	9,176	303,909
SLM Corporation	8,266	437,437
Safeco Corp.	2,398	135,127
Simon Property Group	3,688	305,883
Sovereign Bancorp, Inc.	7,571	153,767
St. Paul Travelers Co., Inc.	14,007	624,292
State Street Corp.	6,686	388,390
Suntrust Banks, Inc.	7,316	557,918
Synovus Financial Corp.	6,493	173,883
T. Rowe Price Group, Inc.	5,342	201,981
Torchmark Corp.	2,019	122,594
UNUM Provident Corp.	6,024	109,215
US Bancorp	35,808	1,105,751
Vornado Realty Trust	2,393	233,437
Wachovia Corp.	32,360	1,750,029

8

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Washington Mutual, Inc.	19,329	881,016
Wells Fargo & Company	33,799	2,267,237
XL Capital Limited*	3,627	222,335
Zions Bancorporation	2,135	166,402
		48,634,638
HEALTHCARE (7.1%)
Abbott Laboratories	30,705	1,339,045
Aetna, Inc.	11,407	455,482
Allergan, Inc.	3,071	329,395
Amerisource Bergen Corp.	4,223	177,028
Amgen, Inc.*	23,724	1,547,517
Applera Corp.-Applied Biosys	3,723	120,439
Bard (C.R.), Inc.	2,083	152,601
Barr Pharmaceuticals, Inc.*	2,136	101,866
Bausch & Lomb, Inc.	1,074	52,669
Baxter International, Inc.	13,174	484,276
Becton Dickinson & Co.	4,976	304,183
Biogen Idec, Inc.*	6,918	320,511
Biomet, Inc.	4,951	154,917
Boston Scientific Corp.*	24,445	411,654
Bristol-Myers Squibb Co.	39,559	1,022,996
CIGNA Corp.	2,409	237,311
Cardinal Health, Inc.	8,403	540,565
Caremark Rx, Inc.	8,901	443,893
Coventry Health Care*	3,229	177,401
Express Scripts, Inc.*	2,958	212,207
Forest Laboratories, Inc.*	6,556	253,652
Genzyme Corp. (Genl. Div)*	5,238	319,780
Gilead Sciences, Inc.*	9,154	541,551
HCA, Inc.	8,210	354,262
Health Management Associates	4,844	95,475
Hospira, Inc.*	3,143	134,960
Humana, Inc.*	3,312	177,854

9

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
IMS Health, Inc.	4,018	107,883
Johnson & Johnson	59,571	3,569,494
King Pharmaceuticals, Inc.*	4,873	82,841
Laboratory Corp. of America*	2,512	156,322
Lilly (Eli) & Co.	22,736	1,256,619
Manor Care, Inc.	1,590	74,603
McKesson Corp.	6,118	289,259
Medco Health Solutions*	6,069	347,632
Medimmune, Inc.*	5,005	135,636
Medtronic, Inc.	24,283	1,139,358
Merck & Co., Inc.	43,908	1,599,568
Millipore Corp.*	1,070	67,399
Mylan Laboratories, Inc.	4,229	84,580
Patterson Cos., Inc.*	2,789	97,420
PerkinElmer, Inc.	2,547	53,232
Pfizer, Inc.	147,415	3,459,830
Quest Diagnostics, Inc.	3,262	195,459
Schering-Plough Corp.	29,796	567,018
St. Jude Medical, Inc.*	7,262	235,434
Stryker Corp.	5,883	247,733
Tenet Healthcare Corp.*	9,469	66,094
Thermo Electron Corp.*	3,293	119,338
UnitedHealth Group, Inc.	27,099	1,213,493
Waters Corp.*	2,082	92,441
Watson Pharmaceuticals, Inc.*	2,052	47,771
WellPoint Inc*	12,824	933,202
Wyeth	27,078	1,202,534
Zimmer Holdings, Inc.*	4,992	283,146
		28,188,829
INDUSTRIAL (7.7%)
3M Company	15,168	1,225,119
Allied Waste Industries*	4,866	55,278
American Power Conversion	3,413	66,519
American Standard Cos.	3,559	153,998

10

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSRIAL (Cont’d.)
Apollo Group, Inc. Cl A*	2,818	145,606
Avery Dennison Corp.	2,207	128,138
Block (H. & R.), Inc.	6,607	157,643
Boeing Co.	16,086	1,317,604
Burlington North Santa Fe	7,336	581,378
CBS Corp - Cl B	15,541	420,384
CSX Corp.	4,458	314,022
Caterpillar, Inc.	13,472	1,003,395
Cendant Corp.	20,123	327,804
Cintas Corp.	2,774	110,294
Cooper Industries, Ltd.*	1,859	172,738
Cummins, Inc.	935	114,304
Danaher Corp.	4,746	305,263
Deere & Co.	4,719	393,989
Donnelley R.R. & Sons	4,348	138,919
Dover Corp.	4,102	202,762
Eaton Corp.	3,022	227,859
Emerson Electric Co.	8,258	692,103
Equifax, Inc.	2,593	89,044
FedEx Corp.	6,138	717,287
Fisher Scientific International*	2,498	182,479
Fluor Corp.	1,761	163,650
General Dynamics Corp.	8,121	531,601
General Electric Co.	209,198	6,895,166
Goodrich Corporation	2,493	100,443
Google, Inc.*	4,146	1,738,542
Grainger (W.W.), Inc.	1,533	115,328
Honeywell International, Inc.	16,652	671,076
ITT Industries, Inc.	3,721	184,190
Illinois Tool Works, Inc.	8,332	395,770
Ingersoll Rand Co.*	6,619	283,161
L-3 Communications Holdings, Inc	2,454	185,081
Lockheed Martin Corp.	7,125	511,148
Masco Corp.	7,991	236,853

11

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Monster Worldwide, Inc.*	2,583	110,191
Navistar International Corp.*	1,233	30,344
Norfolk Southern	8,343	444,014
Northrop Grumman Corp	6,916	443,039
PACCAR, Inc.	3,354	276,303
Pall Corp.	2,504	70,112
Parker Hannifin Corp.	2,421	187,870
Pitney Bowes, Inc.	4,466	184,446
Raytheon Co.	8,976	400,060
Robert Half Intl., Inc.	3,456	145,152
Rockwell Automation, Inc.	3,571	257,148
Rockwell Collins	3,450	192,752
Ryder System, Inc.	1,219	71,226
Southwest Airlines Co.	14,209	232,601
Starwood Hotels & Resort World	4,370	263,686
Textron, Inc.	2,617	241,235
Tyco International, Ltd.	40,973	1,126,758
Union Pacific Corp.	5,411	503,007
United Parcel Service Cl B	21,822	1,796,605
United Technologies Corp.	20,337	1,289,773
Verisign, Inc.*	4,932	114,274
Viacom Inc. Cl B*	14,506	519,895
Waste Management Inc.	10,967	393,496
		30,549,925
TECHNOLOGY (8.0%)
ADC Telecommunications, Inc.*	2,359	39,773
Adobe Systems, Inc.*	12,045	365,686
Advanced Micro Devices, Inc.*	9,739	237,826
Affiliated Computer Svcs.*	2,385	123,090
Agilent Technologies, Inc.*	8,567	270,375
Altera Corp.*	7,228	126,851
Analog Devices, Inc.	7,266	233,529
Andrew Corp.*	3,211	28,449
Apple Computer, Inc.*	17,111	977,380

12

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Applied Materials, Inc.	31,461	512,185
Autodesk, Inc.*	4,661	160,618
Automatic Data Processing	11,596	525,879
Avaya, Inc.*	8,269	94,432
BMC Software, Inc.*	4,282	102,340
Broadcom Corp. Cl A*	9,215	276,911
CA Inc.	9,179	188,628
Ciena Corp.*	11,823	56,869
Cisco Systems, Inc.*	122,815	2,398,577
Citrix Systems, Inc.*	3,665	147,113
Computer Sciences Corp.*	3,779	183,055
Compuware Corp.*	7,592	50,866
Comverse Technology, Inc.*	4,064	80,345
Convergys Corp.*	2,819	54,971
Corning, Inc.*	31,335	757,994
Dell, Inc.*	45,701	1,115,561
EMC Corp.*	47,571	521,854
Electronic Arts, Inc.*	6,159	265,083
Electronic Data Systems Corp.	10,430	250,946
Embarq Corp.*	2,999	122,929
First Data Corp.	15,402	693,706
Fiserv, Inc.*	3,535	160,348
Freescale Semiconductor Cl A*	8,163	239,992
Gateway, Inc.*	5,316	10,100
Hewlett-Packard Co.	56,121	1,777,913
IBM Corp.	31,191	2,396,093
Intel Corp.	117,028	2,217,681
Intuit, Inc.*	3,437	207,560
JDS Uniphase Corp.*	33,897	85,759
Jabil Circuit, Inc.	3,582	91,699
Juniper Networks Inc.*	11,382	181,998
KLA Tencor Corp.	4,000	166,280
LSI Logic Corp.*	7,981	71,430
Lexmark International, Inc.*	2,119	118,304

13

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Linear Technology Corp.	6,109	204,590
Lucent Technologies*	90,128	218,110
Maxim Integrated Products, Inc	6,452	207,174
Micron Technology, Inc.*	13,603	204,861
Microsoft Corp.	176,499	4,112,411
Molex, Inc. Cl A	2,856	95,876
Motorola, Inc.	49,691	1,001,274
NCR Corp.*	3,662	134,176
NVIDIA Corporation*	7,092	150,989
National Semiconductor Corp.	6,792	161,989
Network Appliance, Inc.*	7,528	265,738
Novell, Inc.*	6,820	45,217
Novellus Systems, Inc.*	2,560	63,232
Oracle Corp.*	78,347	1,135,248
PMC Sierra, Inc.*	4,154	39,048
Parametric Technology Corp.*	2,241	28,483
Paychex, Inc.	6,724	262,102
QLogic Corp.*	3,244	55,927
Qualcomm, Inc.	33,722	1,351,241
Sabre Group Holdings, Inc.	2,671	58,762
Sandisk Corp.*	3,930	200,351
Sanmina Corp.*	10,720	49,312
Solectron Corp.*	18,397	62,918
Sun Microsystems, Inc.*	70,368	292,027
Symantec Corp.*	20,825	323,621
Symbol Technologies, Inc.	5,105	55,083
Tektronix, Inc.	1,683	49,514
Tellabs, Inc.*	9,015	119,990
Teradyne, Inc.*	3,988	55,553
Texas Instruments, Inc.	31,345	949,440
Unisys Corp.*	6,901	43,338
Xerox Corp.*	18,474	256,973

14

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Xilinx, Inc.	6,912	156,557
Yahoo!, Inc.*	25,225	832,425
		31,932,528
TELECOMMUNICATIONS (1.9%)
AT&T	78,219	2,181,528
Alltel Corp.	7,828	499,661
BellSouth Corp.	36,390	1,317,318
CenturyTel, Inc.	2,337	86,820
Citizens Communications Co.	6,538	85,321
Qwest Communications International*	31,493	254,778
Sprint Nextel Corp.	59,933	1,198,061
Verizon Communications	58,690	1,965,528
		7,589,015
UTILITIES (2.0%)
AES Corp.*	13,244	244,352
Allegheny Energy, Inc.*	3,286	121,812
Ameren Corp.	4,131	208,616
American Electric Power, Inc.	7,925	271,431
CMS Energy Corp.*	4,449	57,570
Centerpoint Energy, Inc.	6,264	78,300
Consolidated Edison, Inc.	4,945	219,756
Constellation Energy Group	3,600	196,272
DTE Energy Co.	3,576	145,686
Dominion Resources, Inc.	6,992	522,932
Duke Energy Corp	24,845	729,698
Dynergy, Inc.*	7,425	40,615
Edison International	6,555	255,645
Entergy Corp.	4,183	295,947
Exelon Corp.	13,449	764,307
FPL Group, Inc.	8,133	336,544
FirstEnergy Corp.	6,636	359,738
Keyspan Corporation	3,520	142,208
NiSource, Inc.	5,486	119,814
Nicor, Inc.	893	37,060

15

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
UTILITIES (Cont’d.)
PG & E Corp.	6,984	274,332
PPL Corporation	7,655	247,257
Peoples Energy Corp.	773	27,758
Pinnacle West Capital Corp.	1,988	79,341
Progress Energy, Inc.	5,089	218,165
Public Svc. Enterprise Group	5,059	334,501
Sempra Energy	5,212	237,042
Southern Co.	14,929	478,474
TXU Corp.	9,303	556,226
Teco Energy, Inc.	4,200	62,748
Xcel Energy, Inc.	8,158	156,470
		7,820,617

TOTAL INDEXED ASSETS- COMMON STOCKS (Cost: $186,886,160) 58.2%		231,264,150

* Non-income producing security.

16

	Rate(%)	Maturity	Face Amount($)	Value($)
INDEXED ASSETS SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (a)	4.67	08/03/06	400,000	398,275
U.S. Treasury Bill (a)	4.56	07/20/06	300,000	299,271
				697,546
COMMERCIAL PAPER (0.2%)
Nestle Capital Corp.	5.25	07/03/06	950,000	949,723

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,647,269) 0.4%				1,647,269

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $188,533,429) 58.6%				232,911,419

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2006:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased

10 S & P Stock Index Futures Contracts	September 2006	$3,198,500	$84,375

Face Value of futures purchased and outstanding as a percentage of total investments in securities: 0.8%

17

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.3%)
Century Aluminum Company*	6,931	247,367
Coeur D’Alene Mines Corp.*	24,463	117,667
Commercial Metals Co.	17,100	439,470
Cytec Industries, Inc.	6,791	364,405
Dow Chemical Co.	20,480	799,334
Glatfelter	13,416	212,912
Longview Fibre Co.	15,694	299,598
Lubrizol Corp.	9,451	376,622
Oregon Steel Mills, Inc.*	6,379	323,160
Phelps Dodge Corp.	15,554	1,277,917
Vulcan Materials Co.	7,632	595,296
		5,053,748
CONSUMER, CYCLICAL (4.8%)
AAR Corp*	13,123	291,724
Aaron Rents, Inc	8,346	224,340
Aeropostale, Inc.*	12,248	353,845
Audiovox Corp. Cl A*	55,471	757,734
Belo Corporation	22,440	350,064
Best Buy Co., Inc.	8,578	470,418
CROCS, Inc.*	3,900	98,085
CSK Auto Corp*	14,914	178,521
Carnival Corp.	13,932	581,522
Charming Shoppes, Inc.*	11,659	131,047
Coach, Inc.*	7,299	218,240
Comcast Corp. Cl A*	8,011	262,280
Crown Holdings, Inc.*	45,749	712,312
Gamestop Corp.*	14,732	618,744
Gymboree Corp.*	2,575	89,507
Hartmarx Corp.*	20,800	124,800
Hibbett Sporting Goods, Inc.*	17,366	415,047
Home Depot, Inc.	8,242	294,981
Hot Topic, Inc.*	19,161	220,543
Hudson Highland Group*	14,772	159,390
International Game Technology	13,463	510,786

18

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSYMER, CYCLICAL (Cont’d.)
Jo-Ann Stores, Inc.*	15,980	234,107
Johnson Controls, Inc.	8,624	709,065
Kohl’s Corp.*	16,369	967,735
Landry’s Restaurant, Inc.	22,811	740,217
Lithia Motors, Inc. Cl A	5,442	165,001
Lone Star Steakhouse	18,940	496,796
Modine Manufacturing Co.	12,270	286,627
NIKE, Inc. Cl B	8,410	681,210
Omnicom Group, Inc.	4,787	426,474
Payless Shoesource, Inc.*	20,730	563,234
Penney (J.C.) Co., Inc.	9,916	669,429
Pinnacle Entertainment, Inc.*	13,644	418,189
Red Robin Gourmet Burgers*	8,049	342,565
Staples, Inc.	32,026	778,872
Starbucks Corp.*	13,825	522,032
Sunopta*	15,963	148,137
Sunterra Corporation*	38,474	393,974
Target Corp.	16,820	821,993
The Bombay Company, Inc.*	71,646	173,383
The Warnaco Group, Inc.*	9,322	174,135
Tupperware Corp.	18,730	368,794
V F Corp.	7,008	475,983
Wild Oaks Markets, Inc.*	17,408	341,197
Winnebago Industries, Inc.	5,646	175,252
Wolverine World Wide, Inc.	41,644	971,555
		19,109,886
CONSUMER, NON-CYCLICAL (2.6%)
Alkermes, Inc.*	10,639	201,290
Boston Beer Co., Inc. Cl A*	4,190	121,929
CVS Corp.	18,982	582,747
Chattem, Inc.*	8,007	243,173
Colgate-Palmolive Co.	9,529	570,787
Conmed Corp.*	10,333	213,893
Flowers Foods, Inc.	6,670	191,029

19

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Forrester Research Inc*	5,325	148,994
General Mills, Inc.	6,318	326,388
Hain Celestial Group Inc.*	3,550	91,448
Hershey Food Corp.	8,761	482,468
Hologic, Inc.*	8,721	430,469
Longs Drug Stores Corp.	10,202	465,415
PepsiCo, Inc.	15,450	927,618
Proctor & Gamble Co.	30,785	1,711,646
Safeway, Inc.	24,869	646,594
Serologicals Corp.*	15,743	494,960
Sovran Self-Storage, Inc.	2,250	114,278
Vector Group, Ltd.	27,120	440,700
Wal-Mart Stores, Inc.	19,780	952,803
Walter Industries, Inc.	4,843	279,199
Watson Wyatt Worldwide, Inc.	5,400	189,756
Whole Foods Market, Inc.	7,469	482,796
		10,310,380
ENERGY (3.5%)
CNX Gas Corp.*	26,100	783,000
Denbury Resources, Inc.*	12,101	383,239
Devon Energy Corp.	3,516	212,402
Ellora Energy, Inc.	21,800	261,600
Exxon Mobil Corp.	62,746	3,849,467
Halliburton Co.	17,660	1,310,549
Helix Energy Solutions Group*	14,259	575,493
Holly Corp.	21,000	1,012,200
NS Group, Inc.*	4,993	275,014
Range Resources Corp.	46,415	1,262,024
Schlumberger, Ltd.	13,610	886,147
Todco Cl A	2,688	109,805
Transocean, Inc.*	12,813	1,029,140
Unisource Energy Corp.	13,588	423,266

20

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
ENERGY (Cont’d.)
Valero Energy Corp.	12,679	843,407
Whittier Energy*	74,100	624,663
		13,841,416
FINANCIAL (9.4%)
Acadia Realty Trust	8,706	205,897
Allstate Corp.	11,390	623,375
American Home Mortgage Inves	6,213	229,011
American Int’l. Group, Inc.	15,754	930,274
AmericanWest Bancorp	8,303	188,063
Argonaut Group, Inc.*	7,262	218,150
Assured Guaranty Co.*	19,026	482,690
Asta Funding Inc.	2,830	105,984
Bank Mutual Corp.	34,238	418,388
Bank of America Corp.	50,660	2,436,746
BankAtlantic Bancorp, Inc. Cl A	29,542	438,403
Banner Corporation	6,548	252,360
Bear Stearns Cos., Inc.	9,528	1,334,682
Boykin Lodging Company*	6,475	70,513
Brookline Bankcorp	35,670	491,176
Capital Lease Funding, Inc.	7,440	84,890
Capital One Financial Corp.	12,797	1,093,504
Ceres Group, Inc.*	39,430	245,255
Choice Hotels International, Inc.	10,275	622,665
Citigroup, Inc.	58,384	2,816,444
Columbia Banking System	8,389	313,581
Conseco, Inc.*	17,198	397,274
Equity Inns, Inc.	30,252	500,973
Euronet Worldwide*	5,514	211,572
First Financial Holdings, Inc.	5,793	185,376
First Niagara Financial Group	31,488	441,462
First State Bank Corporation	24,687	587,057
Friedman, Billings, Ramsey Group	11,560	126,813
Getty Realty Corp.	5,860	166,658
Goldman Sachs Group, Inc.	5,404	812,924

21

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Hartford Financial Service Group, Inc.	8,799	744,395
Highwoods Properties, Inc.	10,100	365,418
Home Bancshares, Inc.*	1,460	33,142
IShares S&P MIDCAP 400	6,684	489,269
Iberia Bank Corp.	1,617	93,042
JER Investors Trust, Inc.	13,748	213,781
Jackson Hewitt Tax Service	7,814	244,969
KNBT Bancorp, Inc.	24,848	410,489
Knight Capital Group, Inc.*	10,013	152,498
La Salle Hotel Properties	9,512	440,406
LandAmerica Financial Group	7,778	502,459
Lazard, Ltd. Cl A*	9,532	385,093
Legg Mason, Inc.	4,236	421,567
MAF Bancorp	11,353	486,363
Medical Properties Trust Inc	38,965	430,174
Merrill Lynch & Co., Inc.	22,932	1,595,150
MetLife, Inc.	17,401	891,105
Mid-America Apt. Communities	5,590	311,643
MoneyGram International, Inc.	10,473	355,558
Morgan Stanley	9,657	610,419
NASDAQ Stock Market, Inc.*	5,114	152,909
National Financial Partners	6,527	289,211
NewAlliance Bankshare	32,744	468,567
PHH Corp.*	28,630	788,470
Pennsylvania REIT	5,479	221,187
Phoenix Companies, Inc.	25,200	354,816
PrivateBancorp, Inc.	9,684	401,014
Prologis Trust	7,949	414,302
Provident Financial Services	26,582	477,147
Safeco Corp.	12,169	685,723
Santander Bancorp	10,210	242,283
Sterling Financial Corp.	13,933	425,096
Stewart Information Services	4,270	155,044
Sws Group, Inc.	12,160	293,299

22

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Taberna Realty Fin. Trust	50,000	750,000
Texas Regional Bancshares	12,997	492,846
Tower Group, Inc.	15,214	460,224
Vintage Wine Trust, Inc.	45,210	406,890
Wachovia Corp.	27,186	1,470,219
Wells Fargo & Company	32,228	2,161,854
		37,320,201
HEALTHCARE (3.8%)
Abbott Laboratories	18,684	814,809
Adolor Corporation*	7,650	191,327
Advanced Medical Optics, Inc.*	9,768	494,554
Aetna, Inc.	24,249	968,263
Allscripts Healthcare Solution	11,350	199,193
Amgen, Inc.*	15,069	982,951
Amylin Pharmaceuticals, Inc.*	6,676	329,594
Arthrocare Corp.*	2,946	123,761
Boston Scientific Corp.*	19,526	328,818
CV Therapeutics, Inc.*	10,287	143,709
Caliper Life Sciences, Inc.*	25,646	127,974
Caremark Rx, Inc.	7,953	396,616
Conceptus, Inc.*	25,703	350,589
DJ Orthopedics, Inc.*	10,432	384,211
Digene Corp.*	11,988	464,415
Enzon, Inc.*	40,510	305,445
Genesis HealthCare Corp.*	4,583	217,097
Genzyme Corp. (Genl. Div)*	5,351	326,679
HCA, Inc.	7,825	337,649
Human Genome Sciences, Inc.*	20,373	217,991
Humana, Inc.*	4,921	264,258
Inverness Medical Innovations*	5,707	161,109
Johnson & Johnson	28,660	1,717,307
KOS Pharmaceuticals, Inc.*	3,875	145,778
Keryx Biopharmaceuticals, Inc.	5,973	84,817
Kyphon, Inc.*	4,787	183,629

23

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
PSS World Medical Inc.*	7,450	131,493
Pfizer, Inc.	56,823	1,333,636
Psychiatric Solutions*	9,641	276,311
Senomyx, Inc.*	5,891	85,007
St. Jude Medical, Inc.*	6,311	204,603
Medimmune, Inc.*	3,898	105,636
Myogen, Inc.*	5,890	170,810
Nuvasive, Inc.*	7,364	134,246
OSI Pharmaceuticals, Inc.*	1,570	57
Steris Corp.	7,118	162,717
Theravance, Inc.*	8,025	183,612
Thoratec Corp.*	7,446	103,276
United Surgical Partners, Inc.	8,371	251,716
Valeant Pharmaceuticals	7,331	124,041
Ventana Medical Systems, Inc.*	9,053	427,121
Viasys Healthcare, Inc.*	10,575	270,720
Wyeth	20,830	925,060
		15,152,605
INDUSTRIAL (6.1%)
Actuant Corp. Cl A	7,176	358,441
Acuity Brands, Inc.	5,237	203,772
Agnico-Eagle Mines, Ltd.	25,393	840,000
Allis-Chalmers Corp*	11,025	149,830
Apogee Enterprises, Inc.	34,353	504,989
Aspect Medical Systems, Inc.*	8,304	144,822
Baker (Michael) Corp.*	5,612	121,780
Benchmark Electronics*	19,437	468,820
Boeing Co.	10,045	822,786
Bronco Drilling Co., Inc.*	5,430	113,433
Bucyrus International , Inc.	4,175	210,838
Champion Enterprises, Inc.*	66,998	739,658
Conexant Systems, Inc.*	46,026	115,065
Curtis Wright Corp. Cl B	6,522	201,399
Cymer, Inc.*	6,724	312,397

24

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Diagnostic Products Corp.	3,519	204,700
Eagle Materials, Inc.	2,209	104,928
EastGroup Properties, Inc.	2,488	115,543
Eclipsys Corp.*	10,411	189,064
Electro Scientific Inds., Inc.*	5,075	91,299
FLIR Systems, Inc.*	9,925	218,946
Felcor Lodging Trust, Inc.	4,340	94,352
Filenet Corp.*	4,255	114,587
Frozen Foods Express Ind.*	20,824	229,480
Gardner Denver Machinery*	8,032	309,232
General Cable Corp.*	12,453	435,855
General Electric Co.	75,982	2,504,367
Genesee & Wyoming, Inc. Cl A*	13,132	465,792
Genlyte Group, Inc.*	2,684	194,402
Google, Inc.*	1,355	568,192
Granite Construction	4,888	221,280
Greenbrier Companies, Inc.	8,980	294,005
HUB Group, Inc. Cl A*	17,796	436,536
Harmonic, Inc.*	23,256	104,187
Healthcare Services Group	8,770	183,732
Hydril Company*	5,913	464,289
ICO, Inc.*	29,729	146,267
ITT Industries, Inc.	16,463	814,919
Kennametal, Inc.	4,690	291,953
Kirby Corp.*	4,628	182,806
Komag, Inc.*	4,955	228,822
Labor Ready, Inc.*	7,225	163,646
Lincoln Electric Holdings	9,228	578,134
Littelfuse, Inc.*	6,962	239,354
Lockheed Martin Corp.	10,114	725,578
Miller (Herman), Inc.	3,950	101,792
Moog, Inc. Cl A*	6,521	223,149
Northrop Grumman Corp	6,577	421,323
RTI International Metals, Inc.*	1,400	78,176

25

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
RailAmerica, Inc.*	67,884	710,067
Regal-Beloit Corp.	7,057	311,567
Shaw Group, Inc.*	16,332	454,030
Siligan Holdings, Inc.	13,208	488,828
Simpson Manufacturing Co., Inc.	2,762	99,570
Starwood Hotels & Resort World	10,066	607,382
Texas Industries, Inc.	8,153	432,924
Trinity Industries	3,030	122,412
Tyco International, Ltd.	23,259	639,623
United Parcel Service Cl B	9,149	753,237
United Technologies Corp.	21,021	1,333,152
Universal Forest Products	9,064	568,585
Waste Connections Inc.*	6,348	231,067
Werner Enterprises, Inc.	11,536	233,835
Wright Express Corp*	5,150	148,011
		24,183,007
TECHNOLOGY (6.0%)
Activision, Inc.*	18,859	214,615
Adtran, Inc.	6,484	145,436
Akami Technologies*	9,921	359,041
Altiris, Inc.*	7,609	137,266
Anixter International, Inc.	9,802	465,203
Ansys, Inc.*	4,255	203,474
Apple Computer, Inc.*	7,166	409,322
Arris Group, Inc.*	21,047	276,137
Aspen Technology, Inc.*	19,963	261,915
Automatic Data Processing	8,900	403,615
BearingPoint, Inc.*	12,221	102,290
Broadcom Corp. Cl A*	6,078	182,644
Checkpoint Systems*	6,340	140,811
Cisco Systems, Inc.*	36,143	705,873
CommScope, Inc.*	17,275	542,781
Computer Programs & Systems	5,073	202,717
Corning, Inc.*	30,953	748,753

26

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Dell, Inc.*	16,617	405,621
Digital Insight Corporation*	5,932	203,408
Digitas*	14,784	171,790
Dot Hill Systems*	41,970	143,537
EMC Corp.*	47,281	518,673
Electronics For Imaging, Inc.*	11,224	234,357
Entegris, Inc.*	9,000	85,770
Fairchild Semiconductor International*	12,087	219,621
Freescale Semiconductor A*	13,357	392,696
Global Imaging Systems., Inc.*	6,725	277,608
Hewlett-Packard Co.	26,276	832,424
IBM Corp.	9,461	726,794
Imation Corp.	6,261	257,014
Informatica Corp.*	11,250	148,050
Integrated Device Tech., Inc.*	13,654	193,614
Intel Corp.	36,464	690,993
Lecroy Corp.*	21,623	310,290
Marlin Business Services*	4,885	110,206
Maxim Integrated Products, Inc.	7,557	242,655
Medics Pharmaceutical Corp.	26,120	626,880
Microsemi Corp.*	20,718	505,105
Microsoft Corp.	92,475	2,154,668
Motorola, Inc.	21,699	437,235
Netlogic Microsystems, Inc.*	8,200	264,450
Neustar, Inc. Cl A*	6,055	204,356
Open Text Corp*	20,427	294,966
Oracle Corp.*	53,646	777,331
Palm, Inc.*	8,064	129,830
Parametric Technology Corp.*	16,482	209,486
Perot Systems Corp. Cl A*	12,589	182,289
Powerwave Technologies, Inc.*	38,765	353,537
Qualcomm, Inc.	17,012	681,671
Red Hat, Inc.*	18,082	423,119
Rogers Corp.*	10,035	565,372

27

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
SPSS, Inc.*	8,639	277,656
Silicon Laboratories, Inc.*	5,050	177,507
Sonosite, Inc.*	7,765	303,145
Syniverse Holdings, Inc.*	9,190	135,092
Tech Data Corp.*	7,960	304,947
Technitrol, Inc.	14,967	346,485
Texas Instruments, Inc.	13,366	404,855
Tibco Software, Inc.*	29,127	205,344
ValueClick , Inc.*	18,859	289,485
Varian Semiconductor Equip.*	11,373	370,873
Viasat, Inc.*	17,718	454,997
Wabtech	16,469	615,940
Website Pros, Inc.*	10,680	109,896
aQuantive, Inc.*	8,157	206,616
		23,680,147
TELECOMMUNICATIONS (0.8%)
AT&T	31,075	866,682
CT Communications, Inc.	9,408	215,161
Cincinnati Bell, Inc.*	39,039	160,060
Sprint Nextel Corp.	39,701	793,623
Valor Communications Group	21,307	243,965
Verizon Communications	26,935	902,053
		3,181,544
UTILITIES (1.3%)
Avista Corp.	9,219	210,470
Constellation Energy Group	7,106	387,419
Dominion Resources, Inc.	8,837	660,919
Exelon Corp.	22,401	1,273,049
FirstEnergy Corp.	9,016	488,757
Northwestern Corp.	10,984	377,300
PNM Resources, Inc.	21,945	547,747
Sempra Energy	13,044	593,241

28

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
UTILITIES (Cont’d.)
Sierra Pacific Resources*	32,563	433,739
Westar Energy, Inc.	15,911	350,042
		5,322,683

TOTAL ACTIVE ASSETS- COMMON STOCKS (Cost: $143,227,887) 39.6%		157,155,617

* Non-income producing security.

29

	Shares	Value($)
PREFERRED STOCKS:
FINANCIAL (0.1%)
Quanta Capital Holdings	13,420	250,283

TOTAL PREFERRRED STOCKS (Cost: $335,500) 0.1%		250,283

			Face
	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.1%)
GSC Capital Corp.	7.25	07/15/10	460,000	460,000

TOTAL LONG-TERM DEBT SECURITIES (Cost: $460,000) 0.1%				460,000

		Face
	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.5%)
Nestle Capital Corp.	07/03/06	5,890,000	5,888,282

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,888,282) 1.5%			5,888,282

TOTAL ACTIVE ASSETS (Cost: $171,636,463) 41.3%			163,754,182

TEMPORARY CASH INVESTMENTS**(Cost: $87,500) 0.0% (1)			87,500

TOTAL INVESTMENTS (Cost: $338,532,598) 99.9%			396,753,101

OTHER NET ASSETS 0.1%			201,740

NET ASSETS 100.0%			$396,954,841

(1)       Less than 0.05%.

**       The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund.  The annual rate of interest earned on this temporary cash investment at June 30, 2006 was 4.86%.

30

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE )

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (4.5%)
Century Aluminum Company*	7,822	279,167
Cytec Industries, Inc.	7,681	412,162
Glatfelter	14,188	225,164
Longview Fibre Co.	18,650	356,029
Lubrizol Corp.	12,543	499,839
Oregon Steel Mills, Inc.*	7,199	364,701
		2,137,062
CONSUMER, CYCLICAL (12.5%)
Audiovox Corp. Cl A*	65,361	892,831
Belo Corporation	25,475	397,410
CSK Auto Corp.*	16,928	202,628
Charming Shoppes, Inc.*	13,888	156,101
Crown Holdings, Inc.*	51,652	804,222
Hartmarx Corp.*	23,264	139,584
Jo-Ann Stores, Inc.*	14,904	218,344
Landry’s Restaurant, Inc.	13,007	422,077
Lithia Motors, Inc. Cl A	6,930	210,118
Lone Star Steakhouse	17,632	462,487
Modine Manufacturing Co.	13,822	322,882
Payless Shoesource, Inc.*	4,570	124,167
Sunterra Corporation*	43,066	440,996
The Bombay Company, Inc.*	77,512	187,579
Tupperware Corp.	21,124	415,932
Wolverine World Wide, Inc.	25,939	605,157
		6,002,515
CONSUMER, NON-CYCLICAL (3.6%)
Boston Beer Co., Inc. Cl A*	4,738	137,876
Conmed Corp.*	12,185	252,230
Flowers Foods, Inc.	7,541	215,974
Longs Drug Stores Corp.	11,460	522,805
Vector Group, Ltd.	30,694	498,778
Walter Industries, Inc.	2,077	119,739
		1,747,402
ENERGY (6.3%)
CNX Gas Corp.*	24,385	731,550

1

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
Ellora Energy, Inc.	25,000	300,000
Holly Corp.	9,168	441,898
Range Resources Corp.	21,935	596,413
Unisource Energy Corp.	16,534	515,034
Whittier Energy*	54,240	457,243
		3,042,138
FINANCIAL (30.1%)
American Home Mortgage Investment Corp.	7,709	284,154
AmericanWest Bancorp	9,850	223,103
Assured Guaranty Co.*	25,737	652,948
Asta Funding Inc.	3,188	119,391
Bank Mutual Corp.	42,568	520,181
BankAtlantic Bancorp, Inc. Cl A	31,329	464,922
Brookline Bankcorp	43,525	599,339
Capital Lease Funding, Inc.	8,460	96,529
Ceres Group, Inc.*	34,813	216,537
Conseco, Inc.*	20,649	476,992
Equity Inns, Inc.	36,850	610,236
First Niagara Financial Grp.	41,867	586,975
First State Bank Corporation	18,794	446,921
Friedman, Billings, Ramsey Grp.	12,940	141,952
Highwoods Properties, Inc.	14,174	512,815
Home Bancshares, Inc.*	1,640	37,228
IShares S&P MIDCAP 400	12,100	866,844
Iberia Bank Corp.	2,125	122,273
JER Investors Trust, Inc.	15,635	243,124
KNBT Bancorp, Inc.	33,058	546,118
Knight Capital Group, Inc.*	13,302	202,589
LandAmerica Financial Group	10,379	670,483
MAF Bancorp	15,059	645,128
Medical Properties Trust, Inc.	30,847	340,551
Mid-America Apt. Communities	7,611	424,313
NewAlliance Bankshare	40,884	585,050
PHH Corp.*	28,439	783,210
Pennsylvania REIT	7,653	308,952

2

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Phoenix Companies, Inc.	28,414	400,069
Provident Financial Services	35,290	633,456
Santander Bancorp	9,655	229,113
Sterling Financial Corp.	15,635	477,024
Stewart Information Services	4,541	164,884
Sws Group, Inc.	15,038	362,717
Taberna Realty Fin. Trust	30,400	456,000
		14,452,121
HEALTHCARE (3.2%)
Advanced Medical Optics, Inc.*	5,700	288,591
Conceptus, Inc.*	16,994	231,798
Digene Corp.*	5,103	197,690
Enzon, Inc.*	45,678	344,412
Genesis HealthCare Corp.*	6,067	287,394
Inverness Medical Innovations*	6,730	189,988
		1,539,873
INDUSTRIAL (16.6%)
Agnico-Eagle Mines, Ltd.	15,685	518,860
Apogee Enterprises, Inc.	39,063	574,226
Aspect Medical Systems, Inc.*	9,440	164,634
Baker (Michael) Corp.*	6,069	131,697
Benchmark Electronics*	12,960	312,595
Bronco Drilling Co., Inc.*	6,196	129,434
Champion Enterprises, Inc.*	63,244	698,214
Conexant Systems, Inc.*	54,847	137,118
Cymer, Inc.*	2,300	106,858
Felcor Lodging Trust, Inc.	4,935	107,287
Frozen Foods Express Ind.*	19,332	213,039
Gardner Denver Machinery*	8,984	345,884
General Cable Corp.*	14,038	491,330
Genlyte Group, Inc.*	3,172	229,748
Greenbrier Companies, Inc.	10,050	329,037
Healthcare Services Group	10,800	226,260
Kennametal, Inc.	5,256	327,186
Komag, Inc.*	6,038	278,835

3

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Rail America, Inc.*	80,047	837,292
Siligan Holdings, Inc.	14,893	551,190
Texas Industries, Inc.	9,704	515,282
Trinity Industries	3,388	136,875
Universal Forest Products	9,794	614,378
		7,977,259
TECHNOLOGY (10.3%)
Anixter International, Inc.	13,049	619,306
BearingPoint, Inc.*	14,651	122,629
Checkpoint Systems*	7,611	169,040
CommScope, Inc.*	13,823	434,319
Dot Hill Systems*	46,960	160,603
Electronics For Imaging, Inc.*	13,654	285,096
Fairchild Semiconductor International*	14,403	261,703
Global Imaging Systems., Inc.*	7,587	313,191
Imation Corp.	7,641	313,663
Lecroy Corp.*	14,366	206,152
Marlin Business Services*	5,224	117,853
Palm, Inc.*	9,133	147,041
Perot Systems Corp. Cl A*	14,824	214,652
Powerwave Technologies, Inc.*	34,819	317,549
Rogers Corp.*	4,309	242,769
Syniverse Holdings, Inc.*	10,996	161,640
Tech Data Corp.*	8,981	344,061
Technitrol, Inc.	16,883	390,840
Website Pros, Inc.*	12,106	124,570
		4,946,677
TELECOMMUNICATIONS (1.6%)
CT Communications, Inc.	12,474	285,280
Cincinnati Bell, Inc.*	44,081	180,732
Valor Communications Group	25,568	292,754
		758,766
UTILITIES (4.0%)
Avista Corp.	12,304	280,900
Northwestern Corp.	6,080	208,848

4

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont’d.)
PNM Resources, Inc.	19,443	485,297
Sierra Pacific Resources*	39,267	523,036
Westar Energy, Inc.	19,975	439,450
		1,937,531

TOTAL COMMON STOCKS (Cost: $43,100,408) 92.7%		44,541,344

*Non-income preducing security.

5

	Shares	Value($)
PREFERRED STOCKS:
FINANCIAL (0.4%)
Quanta Capital Holdings	9,210	171,766

TOTAL PREFERRRED STOCKS (Cost: $230,250) 0.4%		171,766

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (7.3%)
Federal Home Loan Bank	4.90	07/03/06	3,520,000	3,519,042

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,519,042) 7.3%				3,519,042

TOTAL INVESTMENTS (Cost: $46,849,700) 100.4%				48,232,152

OTHER NET ASSETS-0.4%				(210,631)

NET ASSETS 100.0%				$48,021,521

6

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.4%)
Coeur D’Alene Mines Corp.*	25,599	123,131
Commercial Metals Co.	18,138	466,147
		589,278
CONSUMER, CYCLICAL (13.5%)
AAR Corp*	13,767	306,040
Aaron Rents, Inc.	8,945	240,442
Aeropostale, Inc.*	12,864	371,641
CROCS, Inc.*	4,100	103,115
Gamestop Corp.*	15,457	649,194
Gymboree Corp.*	2,700	93,852
Hibbett Sporting Goods, Inc.*	18,775	448,723
Hot Topic, Inc.*	20,137	231,777
Hudson Highland Group*	12,861	138,770
Landry’s Restaurant, Inc.	12,772	414,451
Payless Shoesource, Inc.*	17,976	488,408
Pinnacle Entertainment, Inc.*	14,897	456,593
Red Robin Gourmet Burgers*	8,547	363,760
Sunopta*	17,314	160,674
The Warnaco Group, Inc.*	9,790	182,877
Wild Oaks Markets, Inc.*	16,616	325,674
Winnebago Industries, Inc.	5,984	185,743
Wolverine World Wide, Inc.	19,678	459,088
		5,620,822
CONSUMER, NON-CYCLICAL (5.4%)
Alkermes, Inc.*	12,272	232,186
Chattem, Inc.*	8,215	249,490
Forrester Research, Inc.*	5,575	155,989
Hain Celestial Group, Inc.*	3,725	95,956
Hologic, Inc.*	9,155	451,891
Serologicals Corp.*	17,276	543,157
Sovran Self-Storage, Inc.	2,390	121,388
Walter Industries, Inc.	3,252	187,478
Watson Wyatt Worldwide, Inc.	5,675	199,420
		2,236,955

1

	Shares	Value($)
COMMON STOCKS:
ENERGY (6.5%)
Denbury Resources, Inc.*	12,613	399,454
Helix Energy Solutions Group*	15,387	621,019
Holly Corp.	13,840	667,088
NS Group, Inc.*	3,699	203,741
Range Resources Corp.	24,697	671,511
Todco Cl A	2,855	116,627
		2,679,440
FINANCIAL (14.1%)
Acadia Realty Trust	9,332	220,702
Argonaut Group, Inc.*	7,693	231,098
Choice Hotels Intl., Inc.	10,917	661,570
Euronet Worldwide*	5,809	222,891
First Financial Holdings, Inc.	6,037	193,184
First State Bank Corporation	9,472	225,244
Getty Realty Corp.	6,742	191,742
IShares S&P MIDCAP 400	7,005	512,766
Jackson Hewitt Tax Service	8,183	256,537
La Salle Hotel Properties	10,019	463,880
Lazard, Ltd. Cl A*	10,028	405,131
MoneyGram International, Inc.	11,228	381,191
NASDAQ Stock Market, Inc.*	5,383	160,952
National Financial Partners	6,902	305,828
PrivateBancorp, Inc.	10,328	427,682
Texas Regional Bancshares	13,504	512,072
Tower Group, Inc.	15,981	483,425
		5,855,895
HEALTHCARE (13.0%)
Adolor Corporation*	8,121	203,106
Advanced Medical Optics, Inc.*	5,471	276,997
Allscripts Healthcare Solution	11,950	209,723
Amylin Pharmaceuticals, Inc.*	6,901	340,702
Arthrocare Corp.*	3,114	130,819
CV Therapeutics, Inc.*	11,886	166,047
Caliper Life Sciences, Inc.*	20,133	100,464
Conceptus, Inc.*	10,998	150,013

2

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
DJ Orthopedics, Inc.*	10,986	404,614
Digene Corp.*	8,168	316,428
Human Genome Sciences, Inc.*	21,786	233,110
KOS Pharmaceuticals, Inc.*	4,050	152,361
Keryx Biopharmaceuticals, Inc.	6,336	89,971
Kyphon, Inc.*	4,359	167,211
Myogen, Inc.*	6,317	183,193
Nuvasive, Inc.*	7,922	144,418
PSS World Medical Inc.*	7,850	138,553
Psychiatric Solutions*	10,106	289,638
Senomyx, Inc.*	6,284	90,678
Steris Corp.	7,709	176,228
Theravance, Inc.*	8,520	194,938
Thoratec Corp.*	7,922	109,878
United Surgical Partners, Inc.	8,733	262,601
Valeant Pharmaceuticals	7,751	131,147
Ventana Medical Systems, Inc.*	9,060	427,451
Viasys Healthcare, Inc.*	11,348	290,509
		5,380,798
INDUSTRIAL (20.2%)
Actuant Corp. Cl A	7,484	373,826
Acuity Brands, Inc.	5,543	215,678
Agnico-Eagle Mines, Ltd.	12,221	404,271
Allis-Chalmers Corp*	11,679	158,718
Benchmark Electronics*	8,434	203,428
Bucyrus International, Inc.	4,375	220,938
Champion Enterprises, Inc.*	11,772	129,963
Curtis Wright Corp. Cl B	6,878	212,393
Cymer, Inc.*	5,175	240,431
Diagnostic Products Corp.	3,323	193,299
Eagle Materials, Inc.	2,309	109,678
East Group Properties, Inc.	2,628	122,044
Eclipsys Corp.*	11,109	201,739
Electro Scientific Inds., Inc.*	5,325	95,797
FLIR Systems, Inc.*	10,425	229,976

3

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Filenet Corp.*	4,078	109,821
Genesee & Wyoming, Inc. Cl A*	14,104	500,269
Granite Construction	5,222	236,400
HUB Group, Inc. Cl A*	19,066	467,689
Harmonic, Inc.*	22,302	99,913
Hydril Company*	6,336	497,503
ICO, Inc.*	31,612	155,531
Kirby Corp.*	4,924	194,498
Labor Ready, Inc.*	7,666	173,635
Lincoln Electric Holdings	9,559	598,871
Littelfuse, Inc.*	7,321	251,696
Miller (Herman), Inc.	4,150	106,946
Moog, Inc. Cl A*	6,909	236,426
RTI International Metals Inc*	1,500	83,760
Regal-Beloit Corp.	7,285	321,633
Shaw Group, Inc.*	17,202	478,216
Simpson Manufacturing Co., Inc	2,757	99,390
Waste Connections Inc.*	6,642	241,769
Werner Enterprises, Inc.	12,327	249,868
Wright Express Corp.*	5,425	155,915
		8,371,928
TECHNOLOGY (22.0%)
Activision, Inc.*	20,167	229,500
Adtran, Inc.	6,251	140,210
Akami Technologies*	10,544	381,587
Altiris, Inc.*	8,037	144,987
Ansys, Inc.*	4,446	212,608
Arris Group, Inc.*	22,333	293,009
Aspen Technology, Inc.*	19,104	250,644
CommScope, Inc.*	5,325	167,312
Computer Programs & Systems	5,438	217,302
Digital Insight Corporation*	6,293	215,787
Digitas*	15,526	180,412
Entegris, Inc*	9,596	91,450
Informatica Corp.*	12,061	158,723

4

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Integrated Device Tech., Inc.*	10,866	154,080
Lecroy Corp.*	10,134	145,423
Medics Pharmaceutical Corp.	27,475	659,400
Microsemi Corp.*	21,773	530,826
Netlogic Microsystems, Inc.*	8,733	281,639
Neustar, Inc. Cl A*	6,461	218,059
Open Text Corp*	21,758	314,186
Parametric Technology Corp.*	17,627	224,039
Powerwave Technologies, Inc.*	8,275	75,468
Red Hat, Inc.*	19,095	446,823
Rogers Corp.*	6,542	368,576
SPSS, Inc.*	9,076	291,703
Silicon Laboratories, Inc.*	5,327	187,244
Sonosite, Inc.*	8,232	321,377
Tibco Software, Inc.*	21,570	152,069
ValueClick, Inc.*	20,220	310,371
Varian Semiconductor Equip.*	11,901	388,092
Viasat, Inc.*	18,615	478,033
Wabtech	17,568	657,043
aQuantive, Inc.*	8,658	219,307
		9,107,289
UTILITIES (0.9%)
Northwestern Corp.	5,953	204,486
PNM Resources, Inc.	6,390	159,494
		363,980

TOTAL COMMON STOCKS (Cost: $38,131,050) 97.0%		40,206,385

*Non-income producing security.

5

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (2.9%)
Federal Home Loan Bank	4.90	07/03/06	1,220,000	1,219,668

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,219,668) 2.9%				1,219,668

TOTAL INVESTMENTS (Cost: $39,350,718) 99.9%				41,426,053

OTHER NET ASSETS 0.1%				28,211

NET ASSETS 100.0%				$41,454,264

6

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (7.0%)
Arch Coal, Inc.	2,878	121,941
Eastman Chemical Co.	2,962	159,948
Huntsman Corp.*	11,213	194,209
Lubrizol Corp.	2,497	99,505
Lyondell Chemical Co.	5,262	119,237
Nucor Corp.	4,338	235,337
Phelps Dodge Corp.	1,663	136,632
Sonoco Products Co.	8,430	266,810
Vulcan Materials Co.	3,458	269,724
		1,603,343
CONSUMER, CYCLICAL (11.8%)
Belo Corporation	8,977	140,041
Black & Decker Corp.	2,095	176,944
Brunswick Corp.	2,523	83,890
Crown Holdings, Inc.*	17,753	276,414
Eastman Kodak Co.	5,469	130,053
Federated Dept Stores	5,212	190,759
Harrah’s Entertainment, Inc.	1,918	136,523
Johnson Controls, Inc.	3,489	286,866
Mohawk Industries, Inc.*	1,918	134,931
NTL, Inc.	1,171	29,158
Office Depot, Inc.*	5,027	191,026
Penney (J.C.) Co., Inc.	4,108	277,331
Polo Ralph Lauren Corp.	4,968	272,743
Rent-A-Center, Inc.*	4,701	116,867
Tiffany & Co.	2,781	91,829
Whirlpool Corp.	2,179	180,094
		2,715,469
CONSUMER, NON-CYCLICAL (7.5%)
Archer-Daniels-Midland Co.	8,163	336,969
Clorox Co.	2,896	176,569
Coca-Cola Enterprises	7,068	143,975
Dean Foods Co.*	5,084	189,074
Kroger Co.	12,217	267,064

1

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
RJ Reynolds Tobacco Holdings	2,156	248,587
Supervalu, Inc.	643	19,747
Tyson Foods, Inc.	7,955	118,211
Vector Group, Ltd.	12,870	209,138
		1,709,334
ENERGY (4.0%)
CNX Gas Corp.*	6,154	184,620
Consol Energy, Inc.	5,602	261,725
Frontier Oil Crop	3,560	115,344
Grant Prideco, Inc.*	5,076	227,151
Range Resources Corp.	4,421	120,207
		909,047
FINANCIAL (30.8%)
American Financial Group	5,856	251,222
Aon Corp.	5,115	178,104
Apartment Investment & Management Co.	4,758	206,735
Associated Banc-Corp.	7,040	221,971
Assurant, Inc.	2,984	144,426
Bear Stearns Cos., Inc.	2,424	339,554
CIT Group, Inc.	4,139	216,428
Comerica, Inc.	4,170	216,798
Conseco, Inc.*	8,770	202,587
Developers Divers Rlty.	4,499	234,758
E*Trade Financial Corp.*	7,189	164,053
Equity Office Properties	8,786	320,777
Equity Residential	6,616	295,934
First American Corp.	3,546	149,889
First Tennessee National Bank	6,122	246,104
Friedman, Billings, Ramsey Grp.	18,026	197,745
Genworth Financial, Inc.	6,713	233,881
Host Hotels & Resorts Inc.	8,754	191,450
Hudson City Bancorp, Inc.	11,242	149,856
Huntington Bancshares, Inc.	9,585	226,014
IShares S&P MIDCAP 400	4,710	622,521
KeyCorp.	8,045	287,046

2

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
M & T Bank Corp.	1,861	219,449
North Fork Bancorp, Inc.	9,379	283,152
Principal Financial Group, Inc.	6,626	368,737
StanCorp Financial Gp.	5,027	255,925
Vornado Realty Trust	3,701	361,033
Zions Bancorporation	3,310	257,981
		7,044,130
HEALTHCARE (3.7%)
Applera Corp.-Applied Biosys	6,122	198,047
CIGNA Corp.	2,306	227,164
Hospira, Inc.*	3,633	156,001
King Pharmaceuticals, Inc.*	8,252	140,284
McKesson Corp.	3,014	142,502
		863,998
INDUSTRIAL (9.4%)
Agnico-Eagle Mines, Ltd.	6,939	229,542
CSX Corp.	2,127	149,826
Champion Enterprises, Inc.*	13,700	151,248
Donnelley R.R. & Sons	8,312	265,568
General Growth Properties, Inc.	4,406	198,534
Mettler-Toledo International*	3,396	205,696
Norfolk Southern	6,063	322,673
Rinker Group, Ltd.	2,661	161,310
Textron, Inc.	2,306	212,567
Timken Co.	5,165	173,079
Yellow Roadway Corp.*	2,095	88,220
		2,158,263
TECHNOLOGY (6.1%)
ADC Telecommunications, Inc.*	3,604	60,763
Arrow Electronics*	5,086	163,769
Computer Sciences Corp.*	1,987	96,250
Electronic Data Systems Corp.	7,601	182,880
Freescale Semiconductor Cl A*	6,091	179,075
Lucent Technologies*	55,978	135,467
NCR Corp.*	3,043	111,496

3

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Sybase, Inc.*	5,351	103,809
Tellabs, Inc.*	11,242	149,631
Xerox Corp.*	15,385	214,005
		1,397,145
TELECOMMUNICATIONS (1.3%)
CenturyTel, Inc.	5,323	197,749
Citizens Communications Co.	7,689	100,341
		298,090
UTILITIES (10.2%)
American Electric Power, Inc.	8,075	276,569
Constellation Energy Group	3,014	164,326
Edison International	6,122	238,758
Energen Corp.	6,122	235,146
PG & E Corp.	5,796	227,667
PPL Corporation	7,985	257,916
Pepco Holdings, Inc.	10,061	237,238
Pinnacle West Capital Corp.	5,351	213,558
Sempra Energy	6,063	275,745
Teco Energy, Inc.	13,463	201,137
		2,328,060

TOTAL COMMON STOCKS (Cost: $19,887,789) 91.8%		21,026,879

*Non-income producing security.

4

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (8.8%)
Federal Home Loan Bank	4.90	07/03/06	2,010,000	2,009,453

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,009,453) 8.8%				2,009,453

TOTAL INVESTMENTS (Cost: $21,897,242) 100.6%				23,036,332

OTHER NET ASSETS -0.6%				(148,035)

NET ASSETS 100.0%				$22,888,297

5

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (6.4%)
Airgas, Inc.	21,854	814,062
Albemarle Corp.	12,596	603,096
Arch Coal, Inc.	46,417	1,966,688
Bowater, Inc.	18,153	412,981
Cabot Corp.	20,587	710,663
Chemtura Corp.	77,996	728,483
Commercial Metals Co.	39,056	1,003,739
Cytec Industries, Inc.	13,158	706,058
FMC Corp.	12,694	817,367
Ferro Corp.	13,798	220,216
Glatfelter	14,428	228,972
Longview Fibre Co.	16,579	316,493
Lubrizol Corp.	22,194	884,431
Lyondell Chemical Co.	66,630	1,509,836
Martin Marietta Materials, Inc.	14,843	1,352,939
Minerals Technologies, Inc.	6,454	335,608
Olin Corp.	23,472	420,853
Packaging Corp. of America	19,541	430,293
Peabody Energy Corp.	85,932	4,790,709
Potlatch Corp.	12,539	473,347
RPM International Inc.	38,483	692,694
Scotts Co. Cl A	14,640	619,565
Sensient Technologies Corp.	15,044	314,570
Sonoco Products Co.	32,148	1,017,484
Steel Dynamics, Inc.	14,062	924,436
Valspar Corp.	33,087	873,828
Worthington Industries, Inc.	23,292	487,967
		23,657,378
CONSUMER, CYCLICAL (12.3%)
99 Cent Only Stores*	15,582	162,988
Abercrombie & Fitch Co. Cl A	28,564	1,583,303
Advance Auto Parts	35,074	1,013,639
Aeropostale, Inc.*	17,697	511,266
American Eagle Outfitters	42,780	1,456,231
American Greetings Corp. Cl A	18,687	392,614

1

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Ann Taylor Stores Corp.*	23,814	1,033,051
Applebees Intl., Inc.	24,109	463,375
ArvinMeritor, Inc.	22,874	393,204
Bandag, Inc.	3,791	138,713
Barnes & Noble, Inc.	17,160	626,340
Beazer Homes USA, Inc.	13,107	601,218
Belo Corporation	29,277	456,721
Blyth, Inc.	8,536	157,575
Bob Evans Farms, Inc.	11,638	349,256
Borders Group, Inc.	20,828	384,485
Borg-Warner, Inc.	18,574	1,209,167
Boyd Gaming Corp.	14,239	574,686
Brinker International, Inc.	27,528	999,266
CBRL Group, Inc.	10,036	340,421
Callaway Golf Co.	21,127	274,440
CarMax, Inc.*	34,099	1,209,151
Catalina Marketing Corp.	12,287	349,688
Cheesecake Factory, Inc.*	25,672	691,860
Chico’s FAS, Inc.*	59,079	1,593,951
Claire’s Stores, Inc.	31,826	811,881
Dollar Tree Stores*	33,938	899,357
Emmis Communications Cl A*	12,070	188,775
Entercom Communications	10,806	282,685
Foot Locker, Inc.	50,421	1,234,810
Furniture Brands Intl., Inc.	15,899	331,335
GTECH Holdings Corp.	41,324	1,437,249
Gamestop Corp.*	19,253	808,626
Gentex Corp.	49,909	698,726
Harte-Hanks, Inc.	18,100	464,084
Hovanian Enterprises, Inc.*	11,620	349,530
International Speedway Corp.	11,424	529,731
Lear Corp.*	21,857	485,444
Lee Enterprises	14,848	402,529
MDC Holdings, Inc.	10,647	552,899
Media General, Inc. Cl A	7,817	327,454

2

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Michaels Stores, Inc.	42,892	1,768,866
Modine Manufacturing Co.	10,897	254,554
Mohawk Industries, Inc.*	17,358	1,221,135
O’Reilly Automotive, Inc.*	36,744	1,146,045
Pacific Sunwear of California*	23,385	419,293
Payless Shoesource, Inc.*	21,866	594,099
PetSmart, Inc.	45,476	1,164,186
Pier 1 Imports, Inc.	28,267	197,304
Polo Ralph Lauren Corp.	19,754	1,084,495
Reader’s Digest Assn.	31,281	436,683
Regis Corporation	14,821	527,776
Rent-A-Center, Inc.*	22,537	560,270
Ross Stores, Inc.	46,376	1,300,847
Ruby Tuesday, Inc.	19,159	467,671
Ryland Group, Inc.	14,802	644,923
Saks Incorporated	44,438	718,562
Scholastic Corp.*	11,683	303,408
Thor Industries, Inc.	11,224	543,803
Timberland Company Cl A*	17,216	449,338
Toll Brothers, Inc.*	37,947	970,305
Tupperware Corp.	17,519	344,949
Urban Outfitters, Inc.*	35,940	628,591
Valassis Communication, Inc.*	15,511	365,904
Washington Post Co. Cl B	1,907	1,487,479
Westwood One, Inc.	20,786	155,895
Williams-Sonoma, Inc.	37,386	1,272,993
		45,801,098
CONSUMER, NON-CYCLICAL (1.8%)
BJ’s Wholesale Club, Inc.*	21,633	613,296
Church & Dwight	20,984	764,237
Energizer Holdings, Inc.*	20,059	1,174,856
Hormel Foods Corp.	23,715	880,775
J.M. Smucker Co.	18,893	844,517
Lancaster Colony Corp.	7,977	314,852
PepsiAmericas, Inc.	19,453	430,106

3

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Ruddick Corp.	11,239	275,468
Smithfield Foods, Inc.*	32,112	925,789
Tootsie Roll Inds., Inc.	8,333	242,740
Universal Corp.	8,359	311,122
		6,777,758
ENERGY (7.3%)
Denbury Resources, Inc.*	38,645	1,223,887
ENSCO International, Inc.	49,914	2,297,042
FMC Technologies Inc.*	22,191	1,497,005
Forest Oil Corp.*	17,938	594,824
Grant Prideco, Inc.*	42,499	1,901,830
Hanover Compressor Co.*	29,893	561,391
Helmerich & Payne, Inc.	17,020	1,025,625
NewField Exploration Company*	41,754	2,043,441
Noble Energy, Inc.	57,502	2,694,544
Overseas Shipholding Group	9,625	569,319
Patterson UTI Energy, Inc.	55,668	1,575,961
Pioneer Natural Resources Co.	41,971	1,947,874
Plains Exploration & Prod. Co.	25,546	1,035,635
Pogo Producing Co.	18,815	867,372
Pride International, Inc.*	52,563	1,641,542
Quicksilver Resources*	21,976	808,717
Smith International, Inc.	65,070	2,893,663
Tidewater, Inc.	19,576	963,139
Western Gas Resources	18,998	1,137,030
		27,279,841
FINANCIAL (17.3%)
AMB Property Corp.	28,565	1,443,961
AmerUs Group Co.	12,597	737,554
American Financial Group	15,296	656,198
Americredit Corp.*	42,337	1,182,049
Associated Banc-Corp.	42,924	1,353,394
Astoria Financial Corp.	27,513	837,771
Bank of Hawaii Corp.	16,508	818,797
Berkley (WR) Corp.	54,946	1,875,307

4

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Brown & Brown, Inc.	36,235	1,058,787
Cathay General Bancorp	16,716	608,128
City National Corp.	13,472	876,892
Colonial BancGroup, Inc.	50,181	1,288,648
Cullen Frost Bankers, Inc.	15,562	891,703
Developers Divers Realty	35,605	1,857,869
Eaton Vance Corp.	41,524	1,036,439
Edwards (A.G.), Inc.	24,536	1,357,332
Everest RE Group*	21,069	1,823,943
Fidelity National Information Service	30,614	1,083,736
Fidelity Natl. Finl., Inc.	56,728	2,209,556
First American Corp.	31,371	1,326,052
First Niagara Financial Grp.	36,074	505,757
Firstmerit Corp.	25,894	542,220
GATX Corp.	16,522	702,185
Gallagher (Arthur J.) & Co.	31,388	795,372
Greater Bay Bancorp	16,345	469,919
HCC Insurance Holdings, Inc.	36,095	1,062,637
Hanover Insurance Group	16,485	782,378
Highwoods Properties, Inc.	17,573	635,791
Horace Mann Educators Corp.	13,960	236,622
Hospitality Properties Trust	23,356	1,025,796
Indymac Bancorp, Inc.	21,269	975,184
Investors Financial Services	21,344	958,346
Jefferies Group	32,702	968,960
Leucadia National	53,332	1,556,761
Liberty Property Trust	28,956	1,279,855
Macerich Co.	23,302	1,635,800
Mack-Cali Realty Corp.	20,228	928,870
Mercantile Bankshares Corp.	39,995	1,426,622
Mercury General Corporation	11,537	650,341
MoneyGram International, Inc.	27,502	933,693
New Plan Excel Realty Trust	33,954	838,324
New York Community Bancorp	85,199	1,406,635
Ohio Casualty Corp.	20,638	613,568

5

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Old Republic Intl. Corp.	74,603	1,594,266
PMI Group, Inc.	29,016	1,293,533
Protective Life Corp.	22,686	1,057,621
Radian Group, Inc.	26,749	1,652,553
Raymond James Financial, Inc.	28,922	875,469
Rayonier, Inc.	24,838	941,609
Regency Centers Corp.	22,261	1,383,521
SEI Investments	20,460	1,000,085
SVB Financial Group*	11,534	524,336
StanCorp Financial Gp.	17,755	903,907
TCF Financial	36,391	962,542
Texas Regional Bancshares	14,760	559,699
United Dominion Realty Trust, Inc.	43,587	1,220,872
Unitrin, Inc.	14,696	640,599
Waddell & Reed Financial, Inc.	27,508	565,289
Washington Federal, Inc.	28,303	656,347
Webster Financial Corp.	17,134	812,837
Weingarten Realty Investors	26,182	1,002,247
Westamerica Bancorp	10,202	499,592
Wilmington Trust Corp.	22,141	933,907
		64,336,583
HEALTHCARE (9.5%)
Advanced Medical Optics, Inc.*	22,294	1,128,745
Apria Healthcare Group, Inc.*	13,764	260,140
Beckman Coulter, Inc.	20,491	1,138,275
Cephalon, Inc.*	19,716	1,184,932
Charles River Laboratories, Inc.	23,412	861,562
Community Health Systems, Inc.*	31,906	1,172,546
Covance, Inc.*	20,630	1,262,969
Cytyc Corp.*	37,113	941,186
Dentsply International, Inc.	25,627	1,552,996
Edwards Lifesciences Corp.*	19,135	869,303
Gen-Probe, Inc.*	16,746	903,949
Health Net, Inc.*	37,434	1,690,894
Hillenbrand Industries, Inc.	19,915	965,878

6

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Intuitive Surgical, Inc.*	11,868	1,364,820
Invitrogen Corp.*	17,271	1,141,095
Lifepoint Hospitals, Inc.*	18,660	599,546
Lincare Holdings, Inc.*	31,038	1,174,478
Millennium Pharmaceuticals, Inc.	102,181	1,018,745
Omnicare, Inc.	39,323	1,864,697
Par Pharmaceutical Cos., Inc.*	11,377	210,019
Pdl BioPharma, Inc.*	37,156	684,042
Perrigo Co.	27,168	437,405
Pharmaceutical Prod. Dev. Inc.	32,936	1,156,712
Schein (Henry), Inc.*	28,667	1,339,609
Sepracor, Inc.*	35,300	2,017,042
Steris Corp.	21,366	488,427
Techne Corp.*	12,779	650,707
Triad Hospitals, Inc.*	28,417	1,124,745
Universal Health Services Cl B	17,586	883,872
VCA Antech, Inc.*	26,969	861,120
Valeant Pharmaceuticals	30,123	509,681
Varian Medical Systems, Inc.*	42,648	2,019,383
Varian, Inc.*	10,030	416,345
Vertex Pharmaceutical*	35,760	1,312,750
		35,208,615
INDUSTRIAL (17.8%)
ADESA, Inc.	29,169	648,719
AGCO Corp.*	29,388	773,492
Affymetrix, Inc.*	21,899	560,614
AirTran Holdings, Inc.*	29,463	437,820
Alaska Air Group, Inc.*	12,749	502,566
Alexander & Baldwin, Inc.	14,357	635,584
Alliant TechSystems, Inc.*	11,435	873,062
Ametek, Inc.	23,009	1,090,166
Banta Corp.	7,792	361,003
C.H. Robinson Worldwide, Inc.	56,383	3,005,214
Cameron International Corp.*	37,492	1,790,993
Career Education Corp.*	31,699	947,483

7

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Carlisle Companies, Inc.	9,978	791,255
ChoicePoint, Inc.*	27,940	1,167,054
Con-Way, Inc.	15,575	902,260
Copart, Inc.*	22,587	554,737
Corinthian Colleges, Inc.*	27,961	401,520
Corporate Executive Board Co.	12,991	1,301,698
Crane Co.	16,373	659,013
DeVry, Inc.*	19,058	418,704
Deluxe Corp.	16,652	291,077
Donaldson Company, Inc.	22,036	746,359
Dun & Bradstreet*	21,516	1,499,235
Dycom Industries, Inc.*	13,093	278,750
Expeditors International Wash., Inc.	69,258	3,879,141
Fastenal Co.	40,206	1,619,900
Federal Signal Corp.	15,663	237,138
Florida Rock Industries	15,370	763,428
Flowserve Corporation*	18,248	1,038,311
Graco, Inc.	22,210	1,021,216
Granite Construction	10,729	485,702
HNI Corporation	16,818	760,005
Harsco Corp.	13,618	1,061,659
Hubbell, Inc. Cl B	19,734	940,325
Hunt (JB) Transport Svcs., Inc.	40,095	998,766
ITT Educational Services, Inc.	11,644	766,292
Jacobs Engineering Group, Inc.	19,023	1,514,992
JetBlue Airways Corp*	50,183	609,222
Joy Global, Inc.	40,123	2,090,007
Kelly Services, Inc.	6,288	170,845
Kennametal, Inc.	12,850	799,913
Korn/Ferry International*	13,756	269,480
Laureate Education, Inc.*	16,655	710,003
Lincoln Electric Holdings	13,773	862,878
MSC Ind. Direct Co. Cl A	17,688	841,418
Manpower, Inc.	28,452	1,837,999
Martek Biosciences Corp.*	10,432	302,006

8

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Miller (Herman), Inc.	21,533	554,905
Mine Safety Appliances Co.	8,549	343,670
Navigant Consulting Co.*	16,976	384,506
Nordson Corp.	10,955	538,767
OSI Restaurant Partners Inc.	21,397	740,336
Oshkosh Truck Corp.	23,897	1,135,585
Pentair, Inc.	33,002	1,128,338
Precision Castparts Corp.	43,515	2,600,456
Quanta Services, Inc.*	38,470	666,685
Reliance Steel & Aluminum Co.	10,264	851,399
Republic Services, Inc.	39,059	1,575,640
Rollins, Inc.	9,556	187,680
Roper Industries, Inc.	28,190	1,317,883
SPX, Inc.	19,402	1,085,542
Scientific Games Corp*	21,301	758,742
Sequa Corp. Cl A*	2,191	178,567
Sotheby’s Holdings*	15,304	401,730
Stericycle, Inc.*	14,367	935,292
Swift Transportation Co., Inc.	17,453	554,307
Tecumseh Products Co. Cl A*	6,004	115,277
Teleflex, Inc.	13,067	705,879
The Brink’s Company	15,688	884,960
Thomas & Betts Corp.*	17,626	904,214
Timken Co.	27,330	915,828
Trinity Industries	22,999	929,160
United Rentals*	22,145	708,197
Werner Enterprises, Inc.	16,554	335,550
Yellow Roadway Corp.*	18,649	785,309
		66,443,428
TECHNOLOGY (14.7%)
3Com Corp.*	127,045	650,470
Activision, Inc.*	90,199	1,026,465
Acxiom Corp.	25,053	626,325
Adtran, Inc.	22,171	497,296
Advent Software, Inc.*	5,098	183,885

9

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Alliance Data Systems*	21,880	1,286,982
Amphenol Corp Cl A	29,080	1,627,317
Arrow Electronics*	39,545	1,273,349
Atmel Corp.*	139,051	771,733
Avnet, Inc.*	47,540	951,751
Avocent Corp.*	15,898	417,323
BISYS Group, Inc.*	39,095	548,503
CDW Corp.	20,104	1,098,684
CSG Systems Inernational, Inc.*	15,485	383,099
Cabot MicroElectronics Corp.*	7,857	238,146
Cadence Design Systems, Inc.*	91,700	1,572,655
Ceridian Corp.*	47,688	1,165,495
CheckFree Corp.*	29,658	1,469,850
Cognizant Tech Solutions*	45,572	3,070,186
CommScope, Inc.*	18,832	591,701
Credence Systems Corp.*	32,465	113,628
Cree, Inc.*	25,012	594,285
Cypress Semiconductor Corp.*	45,338	659,215
DRS Technologies Inc	12,961	631,849
DST Systems, Inc.*	19,911	1,184,705
Diebold, Inc.	21,864	888,116
F5 Networks, Inc.*	13,162	703,904
Fair Isaac Corporation	21,187	769,300
Fairchild Semiconductor International*	39,470	717,170
Gartner, Inc.*	18,891	268,252
Harris Corp.	43,583	1,809,130
Henry (Jack) & Associates	24,668	484,973
Imation Corp.	11,322	464,768
Ingram Micro, Inc.*	38,476	697,570
Integrated Device Tech., Inc.*	65,002	921,728
International Rectifier*	23,221	907,477
Intersil Corp. Cl A	46,006	1,069,640
Kemet Corp.*	28,165	259,681
Lam Research Corp.*	45,649	2,128,156
Lattice Semiconductor Corp.*	37,042	228,920

10

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY(Cont’d)
MEMC Elect. Materials, Inc*	53,610	2,010,375
MPS Group, Inc.*	33,490	504,359
Macrovision Corp.*	16,784	361,192
McAfee, Inc.*	51,781	1,256,725
McData Corporation Cl A*	51,621	210,614
Medics Pharmaceutical Corp.	17,669	424,056
Mentor Graphics Corp.*	26,059	338,246
Micrel, Inc.*	20,602	206,226
Microchip Technology, Inc.	69,587	2,334,644
National Instruments Corp.	18,093	495,748
Newport Corp.*	13,189	212,607
Palm, Inc.*	29,749	478,959
Plantronics, Inc.	15,436	342,834
Plexus Corp.*	14,849	507,984
Polycom, Inc.*	28,320	620,774
Powerwave Technologies, Inc.*	36,397	331,941
RF Micro Devices*	61,764	368,731
RSA Security, Inc.*	24,501	666,182
Reynolds & Reynolds Co.	16,963	520,255
SRA International, Inc. Cl A*	12,307	327,735
Semtech Corp.*	23,645	341,670
Silicon Laboratories, Inc.*	14,977	526,442
Sybase, Inc.*	29,214	566,752
Synopsys, Inc.*	46,582	874,344
Tech Data Corp.*	18,029	690,691
Transaction Systems Architects	12,137	505,992
Triquint Semiconductor, Inc.*	45,340	202,216
Utstarcom, Inc.*	34,116	265,764
Vishay Intertechnology, Inc.*	59,863	941,645
Western Digital Corp.*	71,638	1,419,149
Wind River Systems*	24,517	218,201
Zebra Technologies Cl A*	22,971	784,689
		54,811,424

11

	Shares	Value($)
COMMON STOCKS:
TELECOMMUNICATIONS (0.5%)
Cincinnati Bell, Inc.*	80,150	328,615
Telephone & Data Systems, Inc.	33,363	1,381,228
		1,709,843
UTILITIES (8.0%)
AGL Resources, Inc.	25,299	964,398
Alliant Energy Corp.	38,153	1,308,648
Aqua America, Inc.	42,039	958,069
Aquila, Inc.*	121,345	510,862
Black Hills Corp.	10,792	370,489
DPL, Inc.	39,466	1,057,689
Duquesne Light Holdings, Inc.	25,437	418,184
Energy East Corporation	47,936	1,147,108
Equitable Resources, Inc.	39,139	1,311,157
Great Plains Energy Inc.	25,797	718,704
Hawaiian Electric Inds.	26,339	735,121
IdaCorp, Inc.	13,890	476,288
MDU Resources Group	38,941	1,425,630
NSTAR	34,669	991,533
National Fuel Gas Co.	27,258	957,846
Northeast Utilities	49,854	1,030,482
OGE Energy Corp.	29,465	1,032,159
Oneok, Inc.	38,106	1,297,128
PNM Resources, Inc.	22,343	557,681
Pepco Holdings, Inc.	61,792	1,457,055
Puget Energy, Inc.	37,663	807,871
Questar Corp.	27,770	2,235,207
SCANA Corp.	37,485	1,446,171
Sierra Pacific Resources*	65,205	868,531
Southwestern Energy Co.*	54,417	1,695,627
Vectren Corporation	24,730	673,893
WGL Holdings, Inc.	15,828	458,221
WPS Resources	13,083	648,917
Westar Energy, Inc.	28,281	622,182

12

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont’d.)
Wisconsin Energy Corp.	37,972	1,530,272
		29,713,123

TOTAL COMMON STOCKS (Cost: $296,294,344) 95.6%		355,739,091

*Non-income producing security.

13

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (a)	4.56	07/20/06	600,000	598,543
U.S. Treasury Bill (a)	4.67	08/03/06	300,000	298,706
				897,249
U.S. GOVERNMENT AGENCIES (4.1%)
Federal Home Loan Bank	4.90	07/03/06	4,732,000	4,730,712
Federal Home Loan Bank	5.05	07/05/06	451,000	450,746
Federal Home Loan Mortgage Corporation	4.95	07/05/06	10,000,000	9,994,499
				15,175,957

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $16,073,206) 4.3%				16,073,206

TOTAL INVESTMENTS (Cost: $312,367,550) 99.9%				371,812,297

OTHER NET ASSETS 0.1%				440,026

NET ASSETS 100.0%				$372,252,323

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2006:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased

41 S & P Stock Index Futures Contracts	September 2006	$15,817,800	$861,000

Face Value of futures purchased and outstanding as a percentage of total investments in securities:  4.2%

14

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (3.0%)
Century Aluminum Company*	30,140	1,075,697
Coeur D’Alene Mines Corp.*	102,000	490,620
Commercial Metals Co.	71,500	1,837,550
Cytec Industries, Inc.	30,730	1,648,972
Glatfelter	60,630	962,198
Longview Fibre Co.	71,100	1,357,299
Lubrizol Corp.	42,220	1,682,467
Oregon Steel Mills, Inc.*	27,440	1,390,110
		10,444,913
CONSUMER, CYCLICAL (12.9%)
AAR Corp*	54,375	1,208,756
Aaron Rents, Inc.	34,700	932,736
Aeropostale, Inc.*	50,775	1,466,890
Audiovox Corp. Cl A*	245,182	3,349,186
Belo Corporation	97,620	1,522,872
CROCS, Inc.*	16,150	406,173
CSK Auto Corp*	64,870	776,494
Charming Shoppes, Inc.*	52,780	593,247
Crown Holdings, Inc.*	198,780	3,095,005
Gamestop Corp.*	61,050	2,564,100
Gymboree Corp.*	10,650	370,194
Hartmarx Corp.*	90,370	542,220
Hibbett Sporting Goods, Inc.*	71,535	1,709,687
Hot Topic, Inc.*	79,400	913,894
Hudson Highland Group*	50,400	543,816
Jo-Ann Stores, Inc.*	55,950	819,668
Landry’s Restaurant, Inc.	98,516	3,196,844
Lithia Motors, Inc. Cl A	24,240	734,957
Lone Star Steakhouse	66,730	1,750,328
Modine Manufacturing Co.	53,320	1,245,555
Payless Shoesource, Inc.*	88,569	2,406,420
Pinnacle Entertainment, Inc.*	57,842	1,772,857
Red Robin Gourmet Burgers*	33,603	1,430,144
Sunopta*	67,670	627,978
Sunterra Corporation*	167,110	1,711,206

1

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
The Bombay Company, Inc.*	323,880	783,790
The Warnaco Group, Inc.*	38,657	722,113
Tupperware Corp.	81,410	1,602,963
Wild Oaks Markets, Inc.*	72,533	1,421,647
Winnebago Industries, Inc.	23,930	742,787
Wolverine World Wide, Inc.	177,779	4,147,584
		45,112,111
CONSUMER, NON-CYCLICAL (4.4%)
Alkermes, Inc.*	44,240	837,021
Boston Beer Co., Inc. Cl A*	18,220	530,202
Chattem, Inc.*	33,200	1,008,284
Conmed Corp.*	45,690	945,783
Flowers Foods, Inc.	28,990	830,274
Forrester Research, Inc.*	22,025	616,260
Hain Celestial Group, Inc.*	14,725	379,316
Hologic, Inc.*	36,150	1,784,364
Longs Drug Stores Corp.	45,380	2,070,236
Serologicals Corp.*	65,813	2,069,161
Sovran Self-Storage, Inc.	8,125	412,669
Vector Group, Ltd.	117,720	1,912,950
Walter Industries, Inc.	20,790	1,198,544
Watson Wyatt Worldwide Inc	22,375	786,258
		15,381,322
ENERGY (6.5%)
CNX Gas Corp.*	91,940	2,758,200
Denbury Resources, Inc.*	50,216	1,590,341
Ellora Energy, Inc.	94,800	1,137,600
Helix Energy Solutions Group*	59,290	2,392,944
Holly Corp.	89,386	4,308,405
NS Group, Inc.*	17,025	937,737
Range Resources Corp.	179,900	4,891,481
Todco Cl A	11,206	457,765
Unisource Energy Corp.	61,390	1,912,299
Whittier Energy*	302,200	2,547,546
		22,934,318

2

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (22.3%)
Acadia Realty Trust	36,170	855,421
American Home Mortgage Investment Corp.	28,040	1,033,554
AmericanWest Bancorp	37,610	851,867
Argonaut Group, Inc.*	30,765	924,181
Assured Guaranty Co.*	84,590	2,146,048
Asta Funding, Inc.	12,290	460,261
Bank Mutual Corp.	151,620	1,852,796
BankAtlantic Bancorp, Inc. Cl A	131,440	1,950,570
Banner Corporation	30,430	1,172,772
Boykin Lodging Company*	30,090	327,680
Brookline Bankcorp	161,240	2,220,275
Capital Lease Funding, Inc.	32,120	366,489
Ceres Group, Inc.*	137,710	856,556
Choice Hotels Intl., Inc.	43,580	2,640,948
Columbia Banking System	38,985	1,457,259
Conseco, Inc.*	77,770	1,796,487
Equity Inns, Inc.	134,680	2,230,301
Euronet Worldwide*	22,875	877,714
First Financial Holdings, Inc.	24,070	770,240
First Niagara Financial Grp.	140,480	1,969,530
First State Bank Corporation	107,700	2,561,106
Friedman, Billings, Ramsey Grp.	50,200	550,694
Getty Realty Corp.	24,261	689,983
Highwoods Properties, Inc.	44,960	1,626,653
Home Bancshares, Inc.*	6,350	144,145
IShares S&P MIDCAP 400	27,200	1,991,040
Iberia Bank Corp.	7,212	414,978
JER Investors Trust, Inc.	59,390	923,515
Jackson Hewitt Tax Service	32,600	1,022,010
KNBT Bancorp, Inc.	110,800	1,830,416
Knight Capital Group, Inc.*	44,730	681,238
La Salle Hotel Properties	39,175	1,813,803
LandAmerica Financial Group	34,770	2,246,142
Lazard, Ltd. Cl A*	39,550	1,597,820
MAF Bancorp	50,620	2,168,561

3

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Medical Properties Trust, Inc.	176,180	1,945,027
Mid-America Apt. Communities	24,880	1,387,060
MoneyGram International, Inc.	43,675	1,482,766
NASDAQ Stock Market, Inc.*	21,300	636,870
National Financial Partners	27,220	1,206,118
NewAlliance Bankshare	147,590	2,112,013
PHH Corp.*	109,360	3,011,774
Pennsylvania REIT	24,380	984,221
Phoenix Companies, Inc.	109,510	1,541,901
PrivateBancorp, Inc.	40,447	1,674,910
Provident Financial Services	118,590	2,128,691
Santander Bancorp	45,565	1,081,257
Sterling Financial Corp.	63,126	1,925,974
Stewart Information Services	18,560	673,914
Sws Group, Inc.	54,270	1,308,992
Taberna Realty Fin. Trust	178,600	2,679,000
Texas Regional Bancshares	54,358	2,061,255
Tower Group, Inc.	63,070	1,907,868
Vintage Wine Trust, Inc.	189,970	1,709,730
		78,482,394
HEALTHCARE (7.7%)
Adolor Corporation*	31,875	797,194
Advanced Medical Optics, Inc.*	41,989	2,125,903
Allscripts Healthcare Solution	47,050	825,728
Amylin Pharmaceuticals, Inc.*	27,653	1,365,229
Arthrocare Corp.*	12,400	520,924
CV Therapeutics, Inc.*	42,768	597,469
Caliper Life Sciences, Inc.*	106,978	533,820
Conceptus, Inc.*	109,370	1,491,807
DJ Orthopedics, Inc.*	43,405	1,598,606
Digene Corp.*	50,620	1,961,019
Enzon, Inc.*	176,090	1,327,719
Genesis HealthCare Corp.*	20,450	968,717
Human Genome Sciences, Inc.*	85,150	911,105
Inverness Medical Innovations*	25,230	712,243

4

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
KOS Pharmaceuticals, Inc.*	16,025	602,861
Keryx Biopharmaceuticals, Inc.	24,800	352,160
Kyphon, Inc.*	19,950	765,282
Myogen, Inc.*	24,666	715,314
Nuvasive, Inc.*	30,900	563,307
PSS World Medical Inc.*	30,900	545,385
Psychiatric Solutions*	39,925	1,144,251
Senomyx, Inc.*	24,600	354,978
Steris Corp.	29,345	670,827
Theravance, Inc.*	34,045	778,950
Thoratec Corp.*	31,100	431,357
United Surgical Partners, Inc.	34,852	1,048,000
Valeant Pharmaceuticals	30,521	516,415
Ventana Medical Systems, Inc.*	37,752	1,781,139
Viasys Healthcare, Inc.*	44,205	1,131,648
		27,139,357
INDUSTRIAL (18.3%)
Actuant Corp. Cl A	29,950	1,496,003
Acuity Brands, Inc.	22,080	859,133
Agnico-Eagle Mines, Ltd.	108,313	3,582,994
Allis-Chalmers Corp*	45,950	624,461
Apogee Enterprises, Inc.	153,220	2,252,334
Aspect Medical Systems, Inc.*	35,880	625,747
Baker (Michael) Corp.*	25,360	550,312
Benchmark Electronics*	83,877	2,023,113
Bronco Drilling Co., Inc.*	23,520	491,333
Bucyrus International, Inc.	17,325	874,913
Champion Enterprises, Inc.*	289,405	3,195,031
Conexant Systems, Inc.*	208,540	521,350
Curtis Wright Corp. Cl B	25,750	795,160
Cymer, Inc.*	28,560	1,326,898
Diagnostic Products Corp.	14,620	850,445
Eagle Materials, Inc.	9,150	434,625
EastGroup Properties, Inc.	9,200	427,248
Eclipsys Corp.*	43,575	791,322

5

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Electro Scientific Inds,. Inc.*	21,025	378,240
FLIR Systems Inc.*	41,125	907,218
Felcor Lodging Trust, Inc.	18,800	408,712
Filenet Corp.*	17,800	479,354
Frozen Foods Express Ind.*	94,091	1,036,883
Gardner Denver Machinery*	34,890	1,343,265
General Cable Corp.*	54,110	1,893,850
Genesee & Wyoming, Inc. Cl A*	54,817	1,944,359
Genlyte Group, Inc.*	12,140	879,300
Granite Construction	20,374	922,331
Greenbrier Companies, Inc.	39,010	1,277,187
HUB Group, Inc. Cl A*	73,960	1,814,239
Harmonic, Inc.*	96,975	434,448
Healthcare Services Group	39,600	829,620
Hydril Company*	24,585	1,930,414
ICO, Inc.*	123,123	605,765
Kennametal, Inc.	20,390	1,269,278
Kirby Corp.*	19,100	754,450
Komag, Inc.*	22,380	1,033,508
Labor Ready, Inc.*	30,624	693,634
Lincoln Electric Holdings	38,405	2,406,073
Littelfuse, Inc.*	28,900	993,582
Miller (Herman), Inc.	16,375	421,984
Moog, Inc. Cl A*	25,600	876,032
RTI International Metals Inc*	5,800	323,872
RailAmerica, Inc.*	300,235	3,140,458
Regal-Beloit Corp.	29,385	1,297,348
Shaw Group, Inc.*	68,068	1,892,290
Siligan Holdings, Inc.	57,370	2,123,264
Simpson Manufacturing Co., Inc	11,550	416,378
Texas Industries, Inc.	36,920	1,960,452
Trinity Industries	13,160	531,664
Universal Forest Products	40,970	2,570,048
Waste Connections Inc.*	26,275	956,410
Werner Enterprises, Inc.	48,100	974,987

6

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Wright Express Corp*	21,400	615,036
		64,058,355
TECHNOLOGY (15.6%)
Activision, Inc.*	78,700	895,605
Adtran, Inc.	27,025	606,170
Akami Technologies*	41,350	1,496,456
Altiris, Inc.*	31,400	566,455
Anixter International, Inc.	43,710	2,074,476
Ansys, Inc.*	17,750	848,804
Arris Group, Inc.*	87,750	1,151,279
Aspen Technology, Inc.*	83,150	1,090,927
BearingPoint, Inc.*	55,250	462,442
Checkpoint Systems*	28,670	636,760
CommScope, Inc.*	74,100	2,328,221
Computer Programs & Systems	21,250	849,149
Digital Insight Corporation*	24,700	846,962
Digitas*	61,300	712,305
Dot Hill Systems*	182,370	623,704
Electronics For Imaging, Inc.*	50,710	1,058,824
Entegris, Inc*	37,600	358,327
Fairchild Semiconductor International*	53,650	974,820
Global Imaging Systems., Inc.*	29,210	1,205,789
Imation Corp.	28,280	1,160,894
Informatica Corp.*	46,900	617,204
Integrated Device Tech., Inc.*	46,707	662,305
Lecroy Corp.*	93,185	1,337,205
Marlin Business Services*	21,324	481,069
Medics Pharmaceutical Corp.	108,955	2,614,920
Microsemi Corp.*	85,925	2,094,852
Netlogic Microsystems, Inc.*	34,000	1,096,500
Neustar, Inc. Cl A*	25,100	847,125
Open Text Corp*	84,575	1,221,263
Palm, Inc.*	35,045	564,225
Parametric Technology Corp.*	68,718	873,406
Perot Systems Corp. Cl A*	55,630	805,522

7

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Powerwave Technologies, Inc.*	166,920	1,522,310
Red Hat, Inc.*	75,425	1,764,945
Rogers Corp.*	42,385	2,387,971
SPSS, Inc.*	35,850	1,152,219
Silicon Laboratories, Inc.*	20,975	737,271
Sonosite, Inc.*	32,910	1,284,806
Syniverse Holdings, Inc.*	40,890	601,083
Tech Data Corp.*	34,570	1,324,377
Technitrol, Inc.	65,010	1,504,982
Tibco Software, Inc.*	121,300	855,165
ValueClick, Inc.*	78,800	1,209,580
Varian Semiconductor Equip.*	47,450	1,547,345
Viasat, Inc.*	73,479	1,886,941
Wabtech	68,190	2,550,306
Website Pros, Inc.*	46,500	478,485
aQuantive, Inc.*	33,989	860,941
		54,832,692
TELECOMMUNICATIONS (0.8%)
CT Communications, Inc.	41,950	959,397
Cincinnati Bell, Inc.*	169,610	695,401
Valor Communications Group	96,320	1,102,864
		2,757,662
UTILITIES (2.4%)
Avista Corp.	41,150	939,455
Northwestern Corp.	46,730	1,605,176
PNM Resources, Inc.	97,090	2,423,366
Sierra Pacific Resources*	147,140	1,959,905
Westar Energy, Inc.	71,140	1,565,080
		8,492,982

TOTAL COMMON STOCKS (Cost: $280,441,091) 93.9%		329,636,106

*Non-income producing security.

8

	Shares	Value($)
PREFERRED STOCKS:
FINANCIAL (0.3%)
Quanta Capital Holdings	48,020	895,573

TOTAL PREFERRED STOCKS (Cost:$1,200,500) 0.3%		895,573

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.5%)
GSC Capital Corp.	7.25	07/15/10	1,890,000	1,890,000

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,890,000) 0.5%				1,890,000

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.6%)
Federal Home Loan Bank	4.90	07/03/06	5,778,000	5,776,427

COMMERCIAL PAPER (3.9%)
IBM Corp.	5.25	07/03/06	8,563,000	8,560,502
Unilever Capital	5.25	07/05/06	5,120,000	5,117,013
				13,677,515

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $19,453,942) 5.5%				19,453,942

TOTAL INVESTMENTS (Cost: $302,985,533) 100.2%				351,875,621

OTHER NET ASSETS -0.2%				(627,309)

NET ASSETS 100.0%				$351,248,312

9

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.6%)
Dow Chemical Co.	27,400	1,069,422
Phelps Dodge Corp.	21,550	1,770,548
Vulcan Materials Co.	10,092	787,176
		3,627,146
CONSUMER, CYCLICAL (5.8%)
Best Buy Co., Inc.	13,304	729,591
Carnival Corp.	18,146	757,414
Coach, Inc.*	11,619	347,408
Comcast Corp. Cl A*	12,391	405,681
Home Depot, Inc.	12,148	434,777
International Game Technology	23,672	898,116
Johnson Controls, Inc.	11,923	980,309
Kohl’s Corp.*	19,672	1,163,009
NIKE, Inc. Cl B	12,921	1,046,601
Omnicom Group, Inc.	8,655	771,074
Penney (J.C.) Co., Inc.	12,887	870,001
Staples, Inc.	50,253	1,222,153
Starbucks Corp.*	24,310	917,946
Target Corp.	30,736	1,502,068
V F Corp.	10,947	743,520
		12,789,668
CONSUMER, NON-CYCLICAL (5.3%)
CVS Corp.	25,429	780,670
Colgate-Palmolive Co.	17,344	1,038,906
General Mills, Inc.	11,550	596,673
Hershey Food Corp.	16,174	890,702
PepsiCo, Inc.	28,063	1,684,903
Proctor & Gamble Co.	56,298	3,130,169
Safeway, Inc.	33,335	866,710
Wal-Mart Stores, Inc.	36,236	1,745,488
Whole Foods Market, Inc.	13,132	848,852
		11,583,073
ENERGY (6.1%)
Devon Energy Corp.	5,388	325,489
Exxon Mobil Corp.	100,993	6,195,921

1

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
Halliburton Co.	30,068	2,231,346
Schlumberger, Ltd.	22,455	1,462,045
Transocean, Inc.*	18,759	1,506,723
Valero Energy Corp.	26,512	1,763,578
		13,485,102
FINANCIAL (11.8%)
Allstate Corp.	16,178	885,422
American Int’l. Group, Inc.	28,477	1,681,567
Bank of America Corp.	67,321	3,238,140
Bear Stearns Cos., Inc.	12,529	1,755,062
Capital One Financial Corp.	16,970	1,450,087
Citigroup, Inc.	78,350	3,779,604
Goldman Sachs Group, Inc.	7,180	1,080,087
Hartford Financial Service Group, Inc.	11,722	991,681
Legg Mason, Inc.	5,523	549,649
Merrill Lynch & Co., Inc.	30,590	2,127,840
MetLife, Inc.	24,587	1,259,100
Morgan Stanley	12,905	815,725
Prologis Trust	12,396	646,080
Safeco Corp.	16,577	934,114
Wachovia Corp.	37,119	2,007,396
Wells Fargo & Company	43,273	2,902,753
		26,104,307
HEALTHCARE (6.4%)
Abbott Laboratories	34,075	1,486,011
Aetna, Inc.	31,983	1,277,081
Amgen, Inc.*	27,277	1,779,279
Boston Scientific Corp.*	30,307	510,370
Caremark Rx, Inc.	10,890	543,084
Genzyme Corp. (Genl. Div)*	9,972	608,791
HCA, Inc.	14,524	626,711
Humana, Inc.*	6,258	336,055
Johnson & Johnson	49,046	2,938,836
Medimmune, Inc.*	6,851	185,662
Pfizer, Inc.	78,728	1,847,746

2

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
St. Jude Medical, Inc.*	11,114	360,316
Wyeth	37,843	1,680,608
		14,180,550
INDUSTRIAL (6.9%)
Boeing Co.	19,165	1,569,805
General Electric Co.	137,548	4,533,582
Google, Inc.*	2,135	895,270
ITT Industries, Inc.	21,727	1,075,487
Lockheed Martin Corp.	15,803	1,133,707
Northrop Grumman Corp.	10,500	672,630
Starwood Hotels & Resort World	13,927	840,355
Tyco International, Ltd.	31,799	874,473
United Parcel Service Cl B	15,963	1,314,234
United Technologies Corp.	37,893	2,403,174
		15,312,717
TECHNOLOGY (8.1%)
Apple Computer, Inc.*	12,407	708,688
Automatic Data Processing	15,653	709,864
Broadcom Corp. Cl A*	10,745	322,887
Cisco Systems, Inc.*	66,453	1,297,827
Corning, Inc.*	48,804	1,180,569
Dell, Inc.*	28,000	683,480
EMC Corp.*	64,604	708,706
Freescale Semiconductor Cl A*	18,367	539,990
Hewlett-Packard Co.	37,406	1,185,022
IBM Corp.	17,167	1,318,769
Intel Corp.	64,213	1,216,836
Maxim Integrated Products, Inc.	13,388	429,889
Microsoft Corp.	159,829	3,724,016
Motorola, Inc.	26,978	543,607
Oracle Corp.*	94,936	1,375,623
Qualcomm, Inc.	31,073	1,245,095
Texas Instruments, Inc.	23,710	718,176
		17,909,044

3

	Shares	Value($)
COMMON STOCKS:
TELECOMMUNICATIONS (1.6%)
AT&T	48,486	1,352,275
Sprint Nextel Corp.	52,193	1,043,338
Verizon Communications	35,909	1,202,592
		3,598,205
UTILITIES (2.2%)
Constellation Energy Group	9,693	528,462
Dominion Resources, Inc.	16,039	1,199,553
Exelon Corp.	30,166	1,714,334
FirstEnergy Corp.	11,974	649,111
Sempra Energy	17,258	784,894
		4,876,354

TOTAL COMMON STOCKS (Cost: $116,701,736) 55.8%		123,466,166

*Non-income producing security.

4

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.2%)
U.S. Treasury Strip	AAA	0.00	08/15/21	7,000,000	3,128,132
U.S. Treasury Strip	AAA	0.00	02/15/17	3,000,000	1,726,953
					4,855,085
U.S. GOVERNMENT AGENCIES (15.8%)
MORTGAGE-BACKED OBLIGATIONS (15.2%)
FHLMC	AAA	8.00	07/15/06	108	108
FHLMC	AAA	5.00	06/15/17	4,000,000	3,885,816
FHLMC	AAA	4.00	10/15/26	1,100,000	1,050,496
FNMA	AAA	8.00	03/01/31	47,529	50,160
FNMA	AAA	7.50	06/01/31	44,253	45,848
FNMA	AAA	7.00	09/01/31	62,215	63,746
FNMA	AAA	7.00	11/01/31	144,429	147,983
FNMA	AAA	7.50	02/01/32	36,890	38,158
FNMA	AAA	6.00	03/01/32	43,216	42,721
FNMA	AAA	6.50	04/01/32	182,098	183,705
FNMA	AAA	6.00	04/01/32	185,597	183,361
FNMA	AAA	6.00	04/01/32	167,876	165,853
FNMA	AAA	7.00	04/01/32	63,001	64,542
FNMA	AAA	7.50	04/01/32	58,462	60,459
FNMA	AAA	8.00	04/01/32	20,420	21,556
FNMA	AAA	8.00	04/01/32	15,050	15,887
FNMA	AAA	6.00	05/01/32	181,374	179,188
FNMA	AAA	6.50	05/01/32	203,032	204,824
FNMA	AAA	6.50	05/01/32	196,924	198,662
FNMA	AAA	7.50	06/01/32	56,989	58,935
FNMA	AAA	7.00	06/01/32	27,902	28,584
FNMA	AAA	6.50	07/01/32	81,253	81,970
FNMA	AAA	6.00	04/01/33	543,689	537,138
FNMA	AAA	6.00	05/01/33	247,758	244,615
FNMA	AAA	5.00	06/01/33	1,133,681	1,064,868
FNMA	AAA	5.50	07/01/33	778,349	750,873
FNMA	AAA	5.50	09/01/33	698,543	673,884
FNMA	AAA	5.50	10/01/33	1,003,598	968,171
FNMA	AAA	5.00	11/01/33	1,580,743	1,484,793

5

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	5.00	03/01/34	337,267	316,795
FNMA	AAA	5.50	03/01/34	263,577	254,273
FNMA	AAA	5.00	04/01/34	390,726	366,406
FNMA	AAA	5.50	05/01/34	1,806,989	1,740,225
FNMA	AAA	4.50	06/01/34	628,970	571,634
FNMA	AAA	6.00	06/01/34	368,142	363,071
FNMA	AAA	5.50	07/01/34	732,985	705,903
FNMA	AAA	6.50	07/01/34	304,938	306,726
FNMA	AAA	6.00	09/01/34	206,786	203,937
FNMA	AAA	5.50	09/01/34	565,891	544,983
FNMA	AAA	5.50	10/01/34	395,259	380,655
FNMA	AAA	6.00	10/01/34	339,666	334,988
FNMA	AAA	6.00	11/01/34	461,996	455,633
FNMA	AAA	5.50	02/01/35	476,828	459,210
FNMA	AAA	5.50	02/01/35	390,371	375,214
FNMA	AAA	5.50	04/01/35	568,341	546,274
FNMA	AAA	5.00	04/01/35	715,056	668,846
FNMA	AAA	5.50	08/01/35	235,235	226,101
FNMA	AAA	5.00	09/01/35	479,573	448,580
FNMA	AAA	6.00	02/25/47	340,015	338,830
FNMA	AAA	6.50	09/01/16	57,556	58,386
FNMA	AAA	6.00	03/01/17	42,770	42,933
FNMA	AAA	6.50	03/01/17	95,581	96,967
FNMA	AAA	5.50	04/01/17	100,942	99,271
FNMA	AAA	5.50	05/01/17	83,261	81,883
FNMA	AAA	6.50	05/01/17	56,414	57,232
FNMA	AAA	5.50	05/01/17	48,805	47,998
FNMA	AAA	6.50	06/01/17	82,579	83,777
FNMA	AAA	5.50	06/01/17	49,901	49,076
FNMA	AAA	5.00	04/01/18	1,283,917	1,239,309
FNMA	AAA	4.50	05/01/18	626,581	593,617
FNMA	AAA	5.00	09/01/18	647,901	625,390
FNMA	AAA	4.50	12/01/18	522,851	495,345

6

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	4.50	02/01/19	259,539	245,631
FNMA	AAA	4.50	05/01/19	600,572	568,389
FNMA	AAA	4.00	05/01/19	344,087	317,871
FNMA	AAA	4.50	06/01/19	409,110	387,187
FNMA	AAA	6.00	04/01/23	389,897	388,159
FNMA	AAA	6.00	05/01/23	245,773	244,677
FNMA	AAA	5.50	03/01/24	913,604	888,063
FNMA	AAA	6.00	01/01/25	1,035,642	1,030,053
FNMA	AAA	5.50	09/01/25	427,729	414,983
GNMA (1)	AAA	6.50	04/15/31	29,075	29,478
GNMA (1)	AAA	7.00	05/15/31	21,899	22,594
GNMA (1)	AAA	7.00	09/15/31	25,602	26,415
GNMA (1)	AAA	7.00	09/15/31	2,664	2,749
GNMA (1)	AAA	6.50	10/15/31	32,531	32,982
GNMA (1)	AAA	6.50	12/15/31	29,144	29,548
GNMA (1)	AAA	6.50	05/15/32	34,559	35,020
GNMA (1)	AAA	7.00	05/15/32	17,895	18,460
GNMA (1)	AAA	6.27	10/16/27	3,000,000	3,054,822
					33,413,453
NON-MORTGAGE-BACKED OBLIGATION (0.6%)
FHLMC	AAA	4.50	01/15/13	1,500,000	1,417,713

BASIC MATERIALS (2.7%)
International Paper Co.	BBB	4.25	01/15/09	500,000	480,520
Lyondell Chemical Co.	BB-	10.25	11/01/10	500,000	550,000
Monsanto Co.	A-	4.00	05/15/08	500,000	484,820
PolyOne Corp.	B+	7.50	12/15/15	1,000,000	906,250
Praxair, Inc.	A	6.90	11/01/06	2,500,000	2,510,425
Temple-Inland, Inc.	BBB	7.88	05/01/12	400,000	427,637
Worthington Industries, Inc.	BBB	6.70	12/01/09	500,000	509,151
					5,868,803

7

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, CYCLICAL (3.6%)
Belo Corporation	BBB	8.00	11/01/08	500,000	520,087
Comcast Cable Communications	BBB+	6.20	11/15/08	500,000	504,951
Coors Brewing Co.	BBB	6.38	05/15/12	500,000	508,823
Cox Communications, Inc. Cl A	BBB-	3.88	10/01/08	500,000	478,291
Daimlerchrysler	BBB	4.05	06/04/08	250,000	241,714
Dow Jones & Co.	BBB+	3.88	02/15/08	250,000	243,193
Ethan Allen Interiors	A-	5.38	10/01/15	500,000	459,710
Fruit of the Loom (2)	NR	7.38	11/15/23	138,068	14
Johnson Controls, Inc.	A-	4.88	09/15/13	500,000	467,372
Kellwood, Co.	BB	7.88	07/15/09	750,000	746,924
May Dept Stores Co.	BBB	4.80	07/15/09	500,000	486,255
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	480,690
Pulte Homes, Inc.	BBB	4.88	07/15/09	250,000	241,163
Quebecor World, Inc.	BB-	4.88	11/15/08	500,000	463,750
RadioShack Corp.	BBB-	7.38	05/15/11	500,000	505,911
Scholastic Corp.	BB+	5.00	04/15/13	500,000	431,228
Stanley Works	A	3.50	11/01/07	250,000	243,218
Target Corp.	A+	5.38	06/15/09	1,000,000	994,751
					8,018,045
CONSUMER, NON-CYCLICAL (1.3%)
General Mills, Inc.	BBB+	2.63	10/24/06	500,000	495,550
Kellogg Co.	BBB+	2.88	06/01/08	500,000	475,043
PepsiAmericas, Inc.	A	6.38	05/01/09	250,000	253,652
Sara Lee Corp.	BBB+	6.25	09/15/11	500,000	498,139
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	1,000,000	1,035,556
					2,757,940
ENERGY (0.6%)
Anadarko Petroleum	BBB+	3.25	05/01/08	500,000	476,233
Cooper Cameron Corp.	BBB+	2.65	04/15/07	250,000	243,007
Ocean Energy, Inc.	BBB	4.38	10/01/07	500,000	491,891
					1,211,131
FINANCIAL (8.5%)
American Express Credit Corp.	A+	3.00	05/16/08	250,000	238,514
American Honda Finance	A+	3.85	11/06/08	500,000	480,245

8

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d.)
Berkley (WR) Corp.	BBB+	8.70	01/01/22	1,500,000	1,725,866
Berkshire Hathaway Financial	AAA	4.20	12/15/10	500,000	471,787
Brandywine Realty Trust	BBB-	4.50	11/01/09	500,000	476,523
CIT Group, Inc.	A	2.88	09/29/06	500,000	496,987
Capital One Bank	BBB+	5.75	09/15/10	250,000	249,410
Colonial Properties Trust	BBB-	4.80	04/01/11	250,000	234,579
Deere Capital Corp.	A-	3.90	01/15/08	500,000	487,424
Developers Divers Realty	BBB	5.00	05/03/10	250,000	242,247
FHASI	AAA	5.00	06/25/33	1,069,184	1,055,359
Fairfax Financial Holdings	BB	8.25	10/01/15	500,000	420,000
First Tennessee National Bank	BBB+	4.50	05/15/13	1,500,000	1,372,038
FleetBoston Financial Group	AA-	3.85	02/15/08	250,000	243,265
Ford Motor Credit Co.	B+	7.38	10/28/09	1,000,000	924,538
GATX Financial Corp.	BBB	5.13	04/15/10	250,000	241,989
GE Capital Corp.	AAA	5.45	01/15/13	2,000,000	1,965,856
General Motor Accp.	BB	0.00	12/01/12	2,500,000	1,422,893
Goldman Sachs Group, Inc.	A+	3.88	01/15/09	500,000	479,038
HJ Heinz Finance	BBB+	6.00	03/15/12	500,000	497,741
Lehman Brothers Holdings	A+	4.00	01/22/08	500,000	486,938
Markel Corp.	BBB-	7.00	05/15/08	250,000	253,954
Markel Corp.	BBB-	6.80	02/15/13	250,000	252,102
National City Bank	A+	3.38	10/15/07	500,000	485,280
National Rural Utilities Coop. Finance Corp.	A+	3.88	02/15/08	250,000	243,171
Northern Trust Co.	AA-	2.88	12/15/06	1,000,000	987,568
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	250,000	258,437
SLM Corp.	A	4.00	01/15/09	500,000	480,438
Shurgard Storage Centers, Inc.	BBB-	7.75	02/22/11	250,000	266,048
Textron Finance Corp.	A-	2.69	10/03/06	500,000	496,598
Union Planters Bank	A+	5.13	06/15/07	500,000	497,697
Wells Fargo & Company	AA-	3.50	04/04/08	250,000	241,100
					18,675,630
HEALTHCARE (0.7%)
UnitedHealth Group	A	3.38	08/15/07	500,000	487,171
WellPoint, Inc.	BBB+	4.25	12/15/09	500,000	476,912

9

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
HEALTHCARE (Cont’d.)
Wyeth	A	5.50	03/15/13	500,000	486,763
					1,450,846
INDUSTRIAL (1.9%)
Bunge, Ltd.	BBB	5.35	04/15/14	500,000	465,753
Deluxe Corp.	BBB-	3.50	10/01/07	500,000	477,569
Donnelley R.R. & Sons	A-	4.95	04/01/14	500,000	450,166
Lafarge Corp.	BBB	6.50	07/15/08	250,000	252,921
Masco Corp.	BBB+	5.88	07/15/12	500,000	491,410
Seariver Maritime	AAA	0.00	09/01/12	3,000,000	2,118,006
					4,255,825
TECHNOLOGY (0.7%)
Arrow Electronics	BBB-	6.88	06/01/18	500,000	491,407
Cisco Systems, Inc.	A+	5.25	02/22/11	500,000	490,726
Hewlett-Packard Co.	A-	5.75	12/15/06	500,000	500,336
					1,482,469
TELECOMMUNICATIONS (0.4%)
Nextel Communications, Inc.	A-	5.25	01/15/10	500,000	485,625
Verizon Global	A	4.00	01/15/08	500,000	487,369
					972,994
UTILITIES (1.3%)
Duke Energy Corp.	BBB+	4.50	04/01/10	500,000	479,213
Kinder Morgan	BBB	5.15	03/01/15	500,000	423,579
Pepco Holdings, Inc.	BBB	4.00	05/15/10	500,000	466,631
Progress Energy, Inc.	BBB	5.25	12/15/15	500,000	471,218
Telecom de Puerto Rico	BBB+	6.80	05/15/09	500,000	507,275
Virginia Electric & Power	BBB	4.50	12/15/10	500,000	472,792
					2,820,708

TOTAL LONG-TERM DEBT SECURITIES (Cost: $91,171,077) 39.7%					87,200,642

*The ratings are provided by Standard & Poor’s Corporation/Moody’s Investor Service, Inc.

10

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (2.9%)
FHLB	4.90	07/03/06	5,200,000	5,198,584
FHLB	5.21	07/12/06	911,000	909,549
FHLMC	5.20	08/01/06	193,000	192,136
FHLMC	5.22	08/04/06	134,000	133,339
				6,433,608
COMMERCIAL PAPER (1.4%)
DuPont EI Nemour (Res)	5.25	07/03/06	1,767,000	1,766,485
IBM Corp.	5.25	07/03/06	1,278,000	1,277,627
				3,044,112

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $9,477,720) 4.3%				9,477,720

TEMPORARY CASH INVESTMENTS**(Cost: $11,100)0.0% (3)				11,100

TOTAL INVESTMENTS (Cost: $217,361,633) 99.8%				220,155,628

OTHER NET ASSETS 0.2%				353,974

NET ASSETS 100.0%				$220,509,602

Abbreviations : FHLB = Federal Home Loan Bank

FHLMC =Federal Home Loan Mortgage Corporation

FNMA =Federal National Mortgage Association

GNMA = Government National Mortgage Association

NR = Not Rated

(1) U.S. Government guaranteed security.

(2) Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(3)  Less than 0.05%.

11

**    The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund.  The annual rate of interest earned on this temporary cash investment at June 30, 2006 was 4.86%.

The total value of investments not rated or below-investment grade was $5,865,597,  or 2.7%  of the Fund’s total investments as of June 30, 2006.

12

MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2006

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100%)
Mutual of America Investment Corporation
Bond Fund (30.1%)	2,534,474	3,173,876
Equity Index Fund (24.8%)	1,191,181	2,615,478
Mid Term Bond Fund (30.1%)	3,446,349	3,175,001
Short Term Bond Fund (15.0%)	1,546,161	1,587,654

TOTAL INVESTMENTS (Cost: $10,625,816) 100.0%		10,552,009

OTHER NET ASSETS0.0%		—

NET ASSETS 100.0%		$10,552,009

1

MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2006

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100%)
Mutual of America Investment Corporation
Bond Fund (30.2%)	15,065,688	18,866,490
Mid-Cap Equity Index Fund (14.9%)	5,823,061	9,292,683
Equity Index Fund (34.8%)	9,911,996	21,763,779
Mid-Term Bond (20.1%)	13,657,197	12,581,898

TOTAL INVESTMENTS (Cost: $61,686,648) 100.0%		62,504,850

OTHER NET ASSETS 0.0%		—

NET ASSETS 100.0%		$62,504,850

1

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2006

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100%)
Mutualof America Investment Corporation
Bond Fund (25.2%)	11,578,603	14,499,676
Mid-Cap Equity Index Fund (19.9%)	7,159,619	11,425,606
Equity Index Fund (44.9%)	11,751,603	25,803,006
Aggressive Equity Fund (10.0%)	2,896,410	5,752,701

TOTAL INVESTMENTS (Cost: $55,126,003) 100.0%		57,480,989

OTHER NET ASSETS 0.0%		—

NET ASSETS 100.0%		$57,480,989

1

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2006

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
DISCOUNT NOTES (46.9%)
FHLB	AAA	5.01	07/05/06	4,000,000	3,997,767
FHLB	AAA	5.02	07/07/06	8,039,000	8,032,257
FHLB	AAA	5.01	07/07/06	7,000,000	6,994,137
FHLB	AAA	5.11	07/07/06	1,000,000	999,147
FHLB	AAA	5.09	07/12/06	1,844,000	1,841,126
FHLB	AAA	5.14	07/14/06	1,348,000	1,345,493
FHLB	AAA	5.16	07/19/06	2,000,000	1,994,833
FHLB	AAA	5.19	07/26/06	3,000,000	2,989,181
FHLB	AAA	5.26	08/16/06	1,500,000	1,489,991
FHLB	AAA	5.25	08/18/06	800,000	794,399
FHLMC	AAA	5.01	07/05/06	10,000,000	9,994,422
FHLMC	AAA	5.04	07/05/06	7,412,000	7,407,844
FHLMC	AAA	4.99	07/05/06	3,097,000	3,095,277
FHLMC	AAA	5.07	07/11/06	10,000,000	9,985,883
FHLMC	AAA	5.09	07/11/06	465,000	464,342
FHLMC	AAA	5.18	07/25/06	1,500,000	1,494,816
FHLMC	AAA	5.20	08/01/06	2,707,000	2,694,875
FHLMC	AAA	5.19	08/08/06	1,000,000	994,517
FNMA	AAA	5.15	07/13/06	14,003,000	13,978,920
FNMA	AAA	5.25	08/23/06	5,000,000	4,961,343
					85,550,570
COMMERCIAL PAPER (53.1%)
7-Eleven Inc	A1+/P1	5.18	07/07/06	3,000,000	2,997,407
7-Eleven Inc	A1+/P1	5.17	07/07/06	1,190,000	1,188,973
7-Eleven Inc	A1+/P1	5.21	07/10/06	1,000,000	998,697
American Express Credit Corp.	A1/P1	5.01	07/10/06	1,500,000	1,498,109
American Express Credit Corp.	A1/P1	5.20	07/11/06	1,100,000	1,098,410
American Express Credit Corp.	A1/P1	5.08	07/13/06	2,400,000	2,395,922
American Express Credit Corp.	A1/P1	5.25	08/08/06	600,000	596,675
Becton Dickinson & Co.	A1/P1	5.23	08/07/06	3,984,000	3,962,579
Caterpillar, Inc.	A1/P1	5.17	07/07/06	547,000	546,528
Coca-Cola Co.	A1/P1	5.12	07/07/06	1,450,000	1,448,761
Coca-Cola Co.	A1/P1	5.22	08/14/06	824,000	818,741

1

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (Cont’d.)
Coca-Cola Enterprises	A1/P1	5.19	07/19/06	4,100,000	4,089,348
Coca-Cola Enterprises	A1/P1	5.25	07/20/06	328,000	327,091
Colgate-Palmolive Corp.	A1+/P1	5.20	07/11/06	1,441,000	1,438,917
Executive Jets Inc.	A1+/P1	5.20	07/26/06	4,700,000	4,683,008
Gannett Co., Inc.	A1/P1	5.13	07/06/06	1,500,000	1,498,930
Gannett Co., Inc.	A1/P1	5.01	07/07/06	1,000,000	999,162
Gannett Co., Inc.	A1/P1	5.15	07/10/06	400,000	399,484
Gannett Co., Inc.	A1/P1	5.17	07/19/06	1,800,000	1,795,340
Gannett Co., Inc.	A1/P1	5.21	07/21/06	627,000	625,184
General Electric Capital Corp.	A1+/P1	5.04	07/06/06	1,300,000	1,299,087
General Electric Capital Corp.	A1+/P1	5.01	07/07/06	800,000	799,327
General Electric Capital Corp.	A1+/P1	5.33	08/28/06	1,000,000	991,410
General Electric Co.	A1+/P1	5.11	07/13/06	2,000,000	1,996,584
Hershey Foods	A1/P1	5.12	07/05/06	600,000	599,658
Hershey Foods	A1/P1	4.99	07/13/06	440,000	439,265
Hershey Foods	A1/P1	5.20	07/24/06	2,500,000	2,491,688
Hershey Foods	A1/P1	5.23	07/24/06	1,139,000	1,135,192
IBM Corp.	A1/P1	5.25	07/03/06	2,292,000	2,291,331
IBM Corp.	A1/P1	5.30	07/03/06	743,000	742,781
IBM Capital, Inc.	A1/P1	5.25	07/26/06	704,000	701,432
Kimberly Clark Worldwide	A1+/P1	5.25	07/31/06	3,197,000	3,183,009
Kimberly Clark Worldwide	A1+/P1	4.96	07/06/06	1,840,000	1,838,727
National Rural Utilities	A1/P1	5.13	07/13/06	2,700,000	2,695,372
National Rural Utilities	A1/P1	5.26	07/20/06	675,000	673,125
National Rural Utilities	A1/P1	5.20	07/20/06	514,000	512,587
National Rural Utilities	A1/P1	5.24	07/25/06	1,600,000	1,594,407
Nestle Capital Corp.	A1+/P1	5.30	07/03/06	567,000	566,833
Nestle Capital Corp.	A1+/P1	5.00	07/06/06	3,500,000	3,497,561
Nestle Capital Corp.	A1+/P1	5.19	07/19/06	1,300,000	1,296,622
New Jersey Natural Gas	A1/P1	5.23	07/10/06	5,100,000	5,093,327
Novartis Finance	A1+/P1	5.13	07/06/06	4,700,000	4,696,647
Pitney Bowes	A1/P1	5.20	07/06/06	5,000,000	4,996,387
Siemens Capital	A1+/P1	5.17	07/17/06	2,521,000	2,515,197
Siemens Capital	A1+/P1	5.02	07/31/06	2,196,000	2,186,776

2

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (Cont’d.)
Unilever Capital	A1/P1	5.26	07/05/06	5,200,000	5,196,960
Wal-Mart Stores	A1+/P1	4.97	07/06/06	2,400,000	2,398,334
Wal-Mart Stores	A1+/P1	5.23	08/15/06	2,000,000	1,986,917
XTRA, Inc.	A1+/P1	5.09	07/03/06	1,600,000	1,599,546
XTRA, Inc.	A1+/P1	5.15	07/14/06	1,900,000	1,896,458
XTRA, Inc.	A1+/P1	5.24	07/24/06	1,000,000	996,648
XTRA, Inc.	A1+/P1	5.28	07/27/06	697,000	694,341
					97,010,802

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $182,561,372) 100.0%					182,561,372

OTHER NET ASSETS 0.0% (1)					3,156

NET ASSETS 100.0%					$182,564,528

(1)  Less than 0.05%.

*The ratings are provided by Standard & Poor’s Corporation/Moody’s Investor Service, Inc.

Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation

FHLB = Federal Home Loan Bank

FNMA = Federal National Mortgage Association

3

MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2006

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (10.1%)
U.S. Treasury Note	AAA	3.00	11/15/07	350,000	339,814
U.S. Treasury Strip	AAA	0.00	11/15/08	4,000,000	3,545,656
					3,885,470
U.S. GOVERNMENT AGENCIES (51.0%)
MORTGAGE-BACKED OBLIGATIONS (8.3%)
FHLMC	AAA	5.00	02/25/33	18,010	17,950
FHLMC	AAA	7.50	02/15/07	3,576	3,569
FHLMC	AAA	7.00	03/15/07	2,903	2,898
FHLMC	AAA	7.75	05/01/08	41,511	41,934
FHLMC	AAA	6.00	10/01/08	56,404	56,329
FHLMC	AAA	5.50	04/01/09	48,717	48,465
FHLMC	AAA	5.50	06/01/09	44,948	44,320
FHLMC	AAA	8.25	10/01/09	4,988	5,022
FHLMC	AAA	6.50	11/01/09	14,194	14,298
FHLMC	AAA	7.50	07/01/10	1,270	1,291
FHLMC	AAA	6.00	11/01/10	37,670	37,644
FHLMC	AAA	7.00	02/01/14	44,099	45,397
FHLMC	AAA	6.50	04/01/14	188,371	190,676
FHLMC	AAA	8.00	05/01/14	5,285	5,330
FHLMC	AAA	6.00	07/01/16	16,769	16,891
FHLMC	AAA	8.50	09/01/17	8,260	8,332
FHLMC	AAA	8.00	09/01/18	27,160	27,500
FHLMC	AAA	6.00	02/01/19	52,164	52,027
FHLMC	AAA	7.50	03/15/21	31,027	30,970
FHLMC	AAA	4.50	03/15/22	655,555	652,339
FHLMC	AAA	4.00	11/15/26	393,203	383,495
FNMA	AAA	8.75	09/01/16	17,965	18,020
FNMA	AAA	7.75	03/01/08	7,871	7,911
FNMA	AAA	8.00	04/01/08	8,848	9,017
FNMA	AAA	6.00	09/01/08	26,953	26,907
FNMA	AAA	7.50	09/01/08	11,010	11,070
FNMA	AAA	5.50	11/01/08	32,497	32,220
FNMA	AAA	5.50	12/01/08	8,765	8,691
FNMA	AAA	7.50	01/01/09	2,495	2,510

1

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	5.50	02/01/09	22,098	21,910
FNMA	AAA	6.00	07/01/09	36,298	36,236
FNMA	AAA	8.50	12/01/09	16,505	17,030
FNMA	AAA	8.25	01/01/10	11,411	11,436
FNMA	AAA	6.00	01/01/11	18,379	18,347
FNMA	AAA	6.00	09/01/12	65,083	65,193
FNMA	AAA	6.50	08/01/13	43,204	43,486
FNMA	AAA	8.00	06/01/17	3,255	3,259
FNMA	AAA	4.50	10/25/17	844,668	833,294
FNMA	AAA	6.50	01/25/23	29,548	29,530
FNMA	AAA	6.50	12/25/23	134,930	134,837
FNMA	AAA	4.00	11/25/26	84,703	82,752
GNMA (1)	AAA	7.50	07/15/07	5,894	5,932
GNMA (1)	AAA	7.00	08/15/07	22,447	22,553
GNMA (1)	AAA	7.50	05/20/08	12,356	12,489
GNMA (1)	AAA	6.00	11/15/08	37,531	37,536
GNMA (1)	AAA	6.00	06/15/09	18,094	18,118
GNMA (1)	AAA	9.00	03/15/10	2,996	3,138
					3,200,099
NON-MORTGAGE-BACKED OBLIGATION (42.7%)
FHLB	AAA	3.00	04/15/09	3,500,000	3,290,228
FHLB	AAA	3.75	08/18/09	3,500,000	3,337,992
FHLMC	AAA	2.75	08/15/06	1,000,000	996,827
FHLMC	AAA	2.38	02/15/07	2,000,000	1,961,792
FHLMC	AAA	3.88	06/15/08	3,750,000	3,640,530
FHLMC	AAA	3.63	09/15/08	1,500,000	1,443,656
FNMA	AAA	2.63	11/15/06	1,000,000	989,847
FNMA	AAA	2.38	02/15/07	750,000	735,672
					16,396,544
BASIC MATERIALS (2.3%)
International Paper Co.	BBB	3.80	04/01/08	200,000	193,200
Lubrizol Corp.	BBB-	5.88	12/01/08	200,000	199,547
Monsanto Co.	A-	4.00	05/15/08	100,000	96,964

2

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (Cont’d.)
Praxair, Inc.	A	2.75	06/15/08	210,000	198,549
Rohm & Haas Co.	A-	7.40	07/15/09	200,000	209,754
					898,014
CONSUMER, CYCLICAL (3.7%)
Belo Corporation	BBB	8.00	11/01/08	150,000	156,026
Caterpillar Fin. Svc.	A	2.63	01/30/07	250,000	245,942
Centex Corp.	BBB	4.75	01/15/08	200,000	196,133
Comcast Cable Communications	BBB+	6.20	11/15/08	200,000	201,980
Daimlerchrysler	BBB	4.05	06/04/08	150,000	145,029
Dow Jones & Co.	BBB+	3.88	02/15/08	150,000	145,916
May Dept Stores Co.	BBB	3.95	07/15/07	140,000	137,263
Nordstrom, Inc.	A	5.63	01/15/09	175,000	174,151
					1,402,440
CONSUMER, NON-CYCLICAL (3.3%)
Coca Cola Bottle Co. Consl	BBB	6.38	05/01/09	200,000	203,435
Coca-Cola Enterprises	A	2.50	09/15/06	100,000	99,369
Earthgrains Co.	BBB+	6.50	04/15/09	150,000	150,926
General Mills, Inc.	BBB+	3.88	11/30/07	200,000	194,767
General Mills, Inc.	BBB+	2.63	10/24/06	100,000	99,110
Kellogg Co.	BBB+	2.88	06/01/08	200,000	190,017
PepsiAmericas, Inc.	A	6.38	05/01/09	150,000	152,191
Sara Lee Corp.	BBB+	2.75	06/15/08	200,000	188,547
					1,278,362
ENERGY (2.8%)
Cooper Cameron Corp.	BBB+	2.65	04/15/07	200,000	194,406
Devon Energy	BBB	2.75	08/01/06	100,000	99,780
Dominion Resources	BBB	4.13	02/15/08	200,000	194,966
Halliburton Co.	BBB+	5.63	12/01/08	200,000	199,413
Marathon Oil Corp.	BBB+	5.38	06/01/07	200,000	199,387
Ocean Energy, Inc.	BBB	4.38	10/01/07	200,000	196,756
					1,084,708
FINANCIAL (12.4%)
American Express Co.	A+	5.50	09/12/06	200,000	200,029
American Honda Finance	A+	3.85	11/06/08	200,000	192,098

3

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d.)
Bank of America Corp.	AA-	4.75	10/15/06	100,000	99,755
Bank of New York, Inc.	A+	3.90	09/01/07	200,000	196,017
Bank of Oklahoma	BBB+	7.13	08/15/07	250,000	253,272
CIT Group, Inc.	A	2.88	09/29/06	100,000	99,397
Capital One Bank	BBB+	4.88	05/15/08	200,000	197,037
Deere Capital Corp.	A-	3.90	01/15/08	200,000	194,970
Fifth Third Bank	AA-	3.38	08/15/08	200,000	191,126
First Tennessee National Bank	A-	5.75	12/01/08	200,000	199,902
Franklin Resources, Inc.	A+	3.70	04/15/08	200,000	193,241
GE Capital Corp.	AAA	2.75	09/25/06	250,000	248,508
Household Fin. Corp.	AA-	4.13	12/15/08	200,000	193,284
Huntington National Bank	A-	3.13	05/15/08	200,000	190,929
IBM Corp.	A+	3.80	02/01/08	100,000	97,374
International Lease Fin. Corp.	AA-	4.50	05/01/08	200,000	195,771
JP Morgan Chase Bank	A+	5.63	08/15/06	100,000	100,009
Lehman Brothers Holdings	A+	3.50	08/07/08	200,000	191,445
Merrill Lynch	A+	3.13	07/15/08	200,000	190,300
National City Bank	A+	3.38	10/15/07	250,000	242,640
Northern Trust Co.	AA-	2.88	12/15/06	200,000	197,514
Simon Property Group	A-	5.38	08/28/08	200,000	198,139
Textron Finance Corp.	A-	2.69	10/03/06	100,000	99,320
Toronto-Dominion Bank	A+	6.50	08/15/08	100,000	101,940
US Bank NA	AA	2.85	11/15/06	150,000	148,549
Vornado Realty Trust	BBB	5.63	06/15/07	145,000	144,386
Wachovia Corp.	A+	3.50	08/15/08	200,000	191,434
					4,748,386
HEALTHCARE (1.4%)
Thermo Electron Corp.	BBB+	7.63	10/30/08	140,000	144,866
UnitedHealth Group	A	3.38	08/15/07	200,000	194,868
WellPoint Inc	BBB+	4.25	12/15/09	200,000	190,765
					530,499
INDUSTRIAL (5.2%)
Bunge, Ltd.	BBB	4.38	12/15/08	200,000	192,935
Conoco Funding Co.	A-	5.45	10/15/06	200,000	199,837

4

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
INDUSTRIAL (Cont’d.)
Danaher Corp.	A+	6.00	10/15/08	200,000	200,837
Deluxe Corp.	BBB-	3.50	10/01/07	250,000	238,784
FedEx Corp.	BBB	3.50	04/01/09	200,000	188,964
General Dynamics Corp.	A	3.00	05/15/08	200,000	190,790
Harley Davidson Funding	A+	3.63	12/15/08	400,000	381,734
Lafarge Corp.	BBB	6.50	07/15/08	100,000	101,168
Raytheon Co.	BBB	4.50	11/15/07	200,000	196,351
Union Pacific Corp.	BBB	5.75	10/15/07	120,000	120,001
					2,011,401
TECHNOLOGY (1.8%)
First Data Corp.	A+	3.38	08/01/08	100,000	95,472
Hewlett-Packard Co.	A-	5.75	12/15/06	100,000	100,067
IBM Corp.	A+	4.88	10/01/06	100,000	99,842
Motorola, Inc.	A-	5.80	10/15/08	200,000	200,612
Pitney Bowes, Inc.	A+	5.75	08/15/08	200,000	200,387
					696,380
UTILITIES (2.8%)
Consolidated Edison, Inc.	A-	3.63	08/01/08	200,000	192,139
Exelon Corp.	A-	3.50	05/01/08	150,000	144,307
PNM Resources, Inc.	BBB	4.40	09/15/08	135,000	130,917
Progress Energy, Inc.	BBB	5.95	03/01/09	200,000	201,046
Public Svc. Elec. & Gas	A-	4.00	11/01/08	200,000	192,349
Telecom de Puerto Rico	BBB+	6.80	05/15/09	200,000	202,919
					1,063,677

TOTAL LONG-TERM DEBT SECURITIES (Cost: $37,816,421) 96.8%					37,195,980

*Ratings as per Standard & Poor’s Corporation.

5

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.4%)
Nestle Capital Corp.	5.30	07/03/06	929,000	928,727

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $928,726) 2.4%				928,727

TOTAL INVESTMENTS (Cost: $38,745,147) 99.2%				38,124,707

OTHER NET ASSETS 0.8%				294,218

NET ASSETS 100.0%				$38,418,925

Abbreviations:	FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

(1) U.S. Government guaranteed security.

6

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2006

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (23.4%)
U.S. Treasury Note	AAA	4.50	02/28/11	1,750,000	1,706,387
U.S. Treasury Note	AAA	5.00	08/15/11	3,000,000	2,990,976
U.S. Treasury Note	AAA	4.00	11/15/12	2,000,000	1,879,844
U.S. Treasury Strip	AAA	0.00	11/15/12	5,000,000	3,623,960
U.S. Treasury Strip	AAA	0.00	05/15/13	8,500,000	6,006,950
					16,208,117
U.S. GOVERNMENT AGENCIES (36.8%)
MORTGAGE-BACKED OBLIGATIONS (4.3%)
FHLMC	AAA	8.00	07/15/06	108	108
FHLMC	AAA	7.00	02/01/14	44,099	45,397
FHLMC	AAA	5.00	06/15/17	3,000,000	2,914,362
FNMA	AAA	7.00	04/25/07	12,495	12,501
					2,972,368
NON-MORTGAGE-BACKED OBLIGATION (32.5%)
FHLMC	AAA	6.63	09/15/09	5,000,000	5,170,950
FHLMC	AAA	5.63	03/15/11	3,250,000	3,266,721
FNMA	AAA	3.25	02/15/09	500,000	473,490
FNMA	AAA	6.63	09/15/09	5,500,000	5,686,164
FNMA	AAA	4.38	09/15/12	3,500,000	3,298,383
FHLB	AAA	5.75	05/15/12	4,500,000	4,562,451
					22,458,159
BASIC MATERIALS (1.8%)
International Paper Co.	BBB	4.25	01/15/09	250,000	240,260
Monsanto Co.	A-	4.00	05/15/08	500,000	484,820
Temple-Inland, Inc.	BBB	7.88	05/01/12	250,000	267,273
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	254,575
					1,246,928
CONSUMER, CYCLICAL (6.6%)
Caterpillar Fin. Svc.	A	2.63	01/30/07	500,000	491,885
Cox Communications, Inc. Cl A	BBB-	3.88	10/01/08	500,000	478,291
Daimlerchrysler	BBB	4.05	06/04/08	250,000	241,714
Johnson Controls, Inc.	A-	4.88	09/15/13	250,000	233,686
May Dept Stores Co.	BBB	4.80	07/15/09	250,000	243,128
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	480,690

1

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, CYCLICAL (Cont’d.)
Pulte Homes, Inc.	BBB	4.88	07/15/09	250,000	241,163
RadioShack Corp.	BBB-	7.38	05/15/11	400,000	404,728
Scholastic Corp.	BB+	5.00	04/15/13	250,000	215,614
Stanley Works	A	3.50	11/01/07	250,000	243,218
Target Corp.	A+	5.38	06/15/09	1,000,000	994,751
Wendy’s International, Inc.	BB+	6.25	11/15/11	300,000	295,212
					4,564,080
CONSUMER, NON-CYCLICAL (4.4%)
Anheuser-Busch Cos., Inc.	A+	4.70	04/15/12	100,000	95,025
Campbell Soup Co.	A	5.50	03/15/07	500,000	499,689
Coca-Cola Enterprises	A	2.50	09/15/06	500,000	496,847
General Mills, Inc.	BBB+	2.63	10/24/06	500,000	495,550
Kellogg Co.	BBB+	2.88	06/01/08	500,000	475,043
Safeway, Inc.	BBB-	4.13	11/01/08	500,000	480,172
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	249,070
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	250,000	258,889
					3,050,285
ENERGY (1.8%)
Anadarko Petroleum	BBB+	3.25	05/01/08	500,000	476,233
Halliburton Co.	BBB+	5.50	10/15/10	500,000	495,273
Ocean Energy, Inc.	BBB	4.38	10/01/07	250,000	245,946
					1,217,452
FINANCIAL (14.9%)
American Express Credit Corp.	A+	3.00	05/16/08	250,000	238,514
American Honda Fin	A+	3.85	11/06/08	500,000	480,245
Bank of America Corp.	AA-	4.75	10/15/06	500,000	498,774
Bank of Oklahoma	BBB+	7.13	08/15/07	350,000	354,580
Berkshire Hathaway Financial	AAA	4.20	12/15/10	500,000	471,787
Brandywine Realty Trust	BBB-	4.50	11/01/09	250,000	238,261
Capital One Bank	BBB+	5.75	09/15/10	250,000	249,410
Colonial Properties Trust	BBB-	4.80	04/01/11	300,000	281,495
Deere Capital Corp.	A-	3.90	01/15/08	500,000	487,424
Developers Divers Realty	BBB	5.00	05/03/10	250,000	242,247
First Tennessee National Bank	BBB+	4.50	05/15/13	125,000	114,337

2

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d.)
FleetBoston Financial Group	AA-	3.85	02/15/08	250,000	243,265
Ford Motor Credit Co.	B+	7.38	10/28/09	750,000	693,404
GATX Financial Corp.	BBB	5.13	04/15/10	250,000	241,989
GE Capital Corp.	AAA	2.75	09/25/06	750,000	745,524
HJ Heinz Finance	BBB+	6.00	03/15/12	250,000	248,870
JP Morgan Chase Bank	A+	5.63	08/15/06	500,000	500,043
Lehman Brothers Holdings	A+	4.00	01/22/08	500,000	486,938
Markel Corp.	BBB-	7.00	05/15/08	150,000	152,372
Nationwide Hlt Prop	BBB-	7.60	11/20/28	350,000	370,606
National Rural Utilities Coop. Finance Corp.	A+	3.88	02/15/08	250,000	243,171
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	500,000	516,874
SLM Corp.	A	4.00	01/15/09	500,000	480,438
Simon Property Group	A-	4.88	08/15/10	500,000	483,404
Textron Finance Corp.	A-	2.69	10/03/06	500,000	496,598
U S Bancorp	AA-	3.95	08/23/07	500,000	489,381
Wells Fargo & Company	AA-	3.50	04/04/08	250,000	241,100
					10,291,051
HEALTHCARE (1.4%)
Abbott Laboratories	AA	5.60	05/15/11	500,000	497,233
WellPoint, Inc.	BBB+	5.00	01/15/11	500,000	481,579
					978,812
INDUSTRIAL (1.1%)
Deluxe Corp.	BBB-	3.50	10/01/07	500,000	477,569
Masco Corp.	BBB+	5.88	07/15/12	300,000	294,846
					772,415
TECHNOLOGY (2.5%)
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	245,363
General Dynamics Corporation	A	4.50	08/15/10	500,000	479,859
Hewlett-Packard Co.	A-	5.75	12/15/06	500,000	500,336
IBM Corp.	A+	4.88	10/01/06	500,000	499,210
					1,724,768
TELECOMMUNICATIONS (1.1%)
Nextel Communications, Inc.	A-	5.25	01/15/10	250,000	242,813

3

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
TELECOMMUNICATIONS (Cont’d.)
Verizon Global	A	4.00	01/15/08	500,000	487,369
					730,182

UTILITIES (2.3%)
Duke Energy Corp.	BBB+	4.50	04/01/10	500,000	479,214
Kinder Morgan	BBB	5.15	03/01/15	250,000	211,790
Pepco Holdings, Inc.	BBB	4.00	05/15/10	250,000	233,316
Telecom de Puerto Rico	BBB+	6.80	05/15/09	300,000	304,361
Virginia Electric & Power	BBB	4.50	12/15/10	400,000	378,234
					1,606,915

TOTAL LONG-TERM DEBT SECURITIES (Cost: $70,419,077) 98.1%					67,821,532

*Ratings as per Standard & Poor’s Corporation.

4

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.8%)
Nestle Capital Corp.	5.25	07/03/06	580,000	579,831

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $579,831) 0.8%				579,831

TOTAL INVESTMENTS (Cost: $70,998,908) 98.9%				68,401,363

OTHER NET ASSETS 1.1%				759,314

NET ASSETS 100.0%				$69,160,677

Abbreviations: FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

The total value of investments not rated or below-investment grade was $1,204,230, or 1.7 % of the Fund’s total investments as of June 30, 2006.

5

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2006

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.6%)
U.S. Treasury Strip	AAA	0.00	02/15/17	15,000,000	8,634,765
U.S. Treasury Strip	AAA	0.00	05/15/14	10,000,000	6,682,640
					15,317,405
U.S. GOVERNMENT AGENCIES (42.3%)
MORTGAGE-BACKED OBLIGATIONS (35.6%)
FHLMC	AAA	8.00	07/15/06	216	216
FHLMC	AAA	4.00	10/15/26	2,900,000	2,769,488
FNMA	AAA	8.00	03/01/31	180,609	190,608
FNMA	AAA	7.00	09/01/31	224,417	229,940
FNMA	AAA	7.00	11/01/31	577,714	591,932
FNMA	AAA	6.00	04/01/32	727,540	718,774
FNMA	AAA	6.50	04/01/32	662,175	668,019
FNMA	AAA	6.00	04/01/32	610,882	603,521
FNMA	AAA	7.50	04/01/32	233,873	241,859
FNMA	AAA	8.00	04/01/32	195,645	206,532
FNMA	AAA	8.00	04/01/32	47,630	50,280
FNMA	AAA	6.00	05/01/32	2,430,412	2,401,125
FNMA	AAA	6.50	05/01/32	2,761,234	2,785,605
FNMA	AAA	6.50	05/01/32	772,151	778,966
FNMA	AAA	7.50	06/01/32	809,240	836,875
FNMA	AAA	7.00	06/01/32	386,904	396,363
FNMA	AAA	6.00	04/01/33	3,105,320	3,067,901
FNMA	AAA	5.00	06/01/33	2,676,747	2,514,271
FNMA	AAA	5.50	07/01/33	4,438,794	4,282,105
FNMA	AAA	5.50	09/01/33	2,444,900	2,358,595
FNMA	AAA	5.50	10/01/33	2,876,980	2,775,423
FNMA	AAA	5.00	11/01/33	4,012,655	3,769,091
FNMA	AAA	5.00	01/01/34	2,984,225	2,803,086
FNMA	AAA	5.50	03/01/34	2,167,736	2,091,215
FNMA	AAA	5.00	03/01/34	1,498,965	1,407,979
FNMA	AAA	5.50	03/01/34	1,129,617	1,089,741
FNMA	AAA	5.00	04/01/34	2,307,143	2,163,539
FNMA	AAA	5.00	04/01/34	804,323	754,259
FNMA	AAA	4.50	05/01/34	1,238,960	1,126,018

1

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	4.50	06/01/34	2,560,807	2,327,367
FNMA	AAA	5.50	07/01/34	2,931,941	2,823,612
FNMA	AAA	5.50	09/01/34	840,555	809,498
FNMA	AAA	5.50	09/01/34	2,206,976	2,125,432
FNMA	AAA	5.50	10/01/34	5,200,775	5,008,617
FNMA	AAA	6.00	11/01/34	2,283,445	2,251,993
FNMA	AAA	5.50	02/01/35	1,716,581	1,653,157
FNMA	AAA	5.50	02/01/35	1,405,336	1,350,769
FNMA	AAA	5.50	04/01/35	2,035,849	1,956,801
FNMA	AAA	5.00	04/01/35	2,475,195	2,315,235
FNMA	AAA	5.00	06/01/35	1,911,047	1,787,545
FNMA	AAA	5.50	08/01/35	4,356,548	4,187,392
FNMA	AAA	5.00	09/01/35	5,754,870	5,382,961
FNMA	AAA	5.50	11/01/35	2,418,487	2,324,582
FNMA	AAA	6.00	02/25/47	1,667,433	1,661,622
FNMA	AAA	6.50	09/01/16	204,064	207,006
FNMA	AAA	6.00	03/01/17	544,431	546,511
FNMA	AAA	6.50	03/01/17	1,274,419	1,292,900
FNMA	AAA	5.50	04/01/17	370,120	363,994
FNMA	AAA	5.50	05/01/17	653,994	643,169
FNMA	AAA	5.50	05/01/17	333,045	327,532
FNMA	AAA	6.50	05/01/17	233,715	237,104
FNMA	AAA	5.00	04/01/18	687,813	663,916
FNMA	AAA	4.50	05/01/18	2,976,260	2,819,682
FNMA	AAA	5.00	09/01/18	2,267,652	2,188,865
FNMA	AAA	4.50	12/01/18	1,493,861	1,415,271
FNMA	AAA	4.50	02/01/19	1,112,309	1,052,704
FNMA	AAA	4.00	05/01/19	2,821,515	2,606,541
FNMA	AAA	4.50	05/01/19	736,185	696,735
FNMA	AAA	4.50	06/01/19	1,870,217	1,769,997
FNMA	AAA	4.50	06/01/19	1,064,363	1,007,327
FNMA	AAA	5.00	09/01/20	2,544,176	2,451,056
FNMA	AAA	5.00	10/01/20	3,303,382	3,182,474

2

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	6.00	05/01/23	2,418,679	2,407,899
FNMA	AAA	5.50	03/01/24	4,284,151	4,164,383
FNMA	AAA	6.00	01/01/25	1,178,490	1,172,129
FNMA	AAA	5.50	09/01/25	1,896,884	1,840,360
GNMA (1)	AAA	6.27	10/16/27	3,000,000	3,054,822
GNMA (1)	AAA	6.50	12/15/31	415,307	421,064
GNMA (1)	AAA	6.50	05/15/32	131,953	133,712
GNMA (1)	AAA	6.50	04/15/31	108,547	110,051
GNMA (1)	AAA	7.00	09/15/31	92,562	95,500
GNMA (1)	AAA	7.00	05/15/32	69,591	71,789
GNMA (1)	AAA	7.00	09/15/31	36,535	37,694
					118,622,096
NON-MORTGAGE-BACKED OBLIGATION (6.7%)
AID - Sri Lanka	AAA	6.59	09/15/28	4,000,000	3,837,320
FFCB	AAA	4.15	05/15/13	8,000,000	7,413,136
FHLB	AAA	4.50	11/15/12	2,000,000	1,893,276
FHLMC	AAA	5.20	03/05/19	10,000,000	9,380,950
					22,524,682
BASIC MATERIALS (4.3%)
International Paper Co.	BBB	4.25	01/15/09	2,000,000	1,922,080
Lyondell Chemical Co.	BB-	10.25	11/01/10	5,000,000	5,500,000
Monsanto Co.	A-	4.00	05/15/08	1,500,000	1,454,460
PolyOne Corp.	B+	7.50	12/15/15	3,750,000	3,398,438
Worthington Industries, Inc.	BBB	6.70	12/01/09	2,000,000	2,036,602
					14,311,580
CONSUMER, CYCLICAL (11.0%)
Belo Corporation	BBB	8.00	11/01/08	2,000,000	2,080,348
Centex Corp.	BBB-	8.75	03/01/07	2,000,000	2,028,010
Comcast Cable Communications	BBB+	6.20	11/15/08	2,000,000	2,019,804
Coors Brewing Co.	BBB	6.38	05/15/12	2,000,000	2,035,290
Cox Communications, Inc. Cl A	BBB-	3.88	10/01/08	2,000,000	1,913,164
Daimlerchrysler	BBB	4.05	06/04/08	1,000,000	966,857
Dow Jones & Co.	BBB+	3.88	02/15/08	1,000,000	972,772

3

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, CYCLICAL (Cont’d.)
Ethan Allen Interiors	A-	5.38	10/01/15	2,000,000	1,838,840
Fruit of the Loom (2)	NR	7.38	11/15/23	345,170	35
Johnson Controls, Inc.	A-	4.88	09/15/13	2,500,000	2,336,858
Kellwood, Co.	BB	7.88	07/15/09	4,000,000	3,983,596
May Dept Stores Co.	BBB	4.80	07/15/09	2,000,000	1,945,020
Newell Rubbermaid	BBB+	4.63	12/15/09	2,500,000	2,403,448
Pulte Homes, Inc.	BBB	4.88	07/15/09	2,000,000	1,929,300
Quebecor World, Inc.	BB-	4.88	11/15/08	1,500,000	1,391,250
RadioShack Corp.	BBB-	7.38	05/15/11	2,000,000	2,023,642
Scholastic Corp.	BB+	5.00	04/15/13	2,000,000	1,724,910
Stanley Works	A	3.50	11/01/07	250,000	243,218
Target Corp.	A+	5.38	06/15/09	3,250,000	3,232,941
Wendy’s International, Inc.	BB+	6.25	11/15/11	1,500,000	1,476,059
					36,545,362
CONSUMER, NON-CYCLICAL (3.0%)
Kellogg Co.	BBB+	2.88	06/01/08	2,000,000	1,900,170
PepsiAmericas, Inc.	A	6.38	05/01/09	2,000,000	2,029,216
Safeway, Inc.	BBB-	4.13	11/01/08	1,000,000	960,343
Sara Lee Corp.	BBB+	6.25	09/15/11	2,000,000	1,992,556
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	3,000,000	3,106,668
					9,988,953
ENERGY (1.7%)
Anadarko Petroleum	BBB+	3.25	05/01/08	2,000,000	1,904,932
Cooper Cameron Corp.	BBB+	2.65	04/15/07	2,000,000	1,944,058
Ocean Energy, Inc.	BBB	4.38	10/01/07	1,750,000	1,721,619
					5,570,609
FINANCIAL (19.5%)
American Honda Finance	A+	3.85	11/06/08	2,000,000	1,920,980
Bank of America Alternative Loan Trust	AAA	5.75	05/25/33	3,500,000	3,334,163
Berkley (WR) Corp.	BBB+	8.70	01/01/22	5,000,000	5,752,885
Brandywine Realty Trust	BBB-	4.50	11/01/09	2,000,000	1,906,090
Capital One Bank	BBB+	5.75	09/15/10	2,000,000	1,995,278
Colonial Properties Trust	BBB-	4.80	04/01/11	1,500,000	1,407,473
Deere Capital Corp.	A-	3.90	01/15/08	2,500,000	2,437,120

4

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d.)
Developers Divers Realty	BBB	5.00	05/03/10	2,000,000	1,937,974
Executive Risk, Inc.	A	7.13	12/15/07	5,000,000	5,090,765
FHASI	AAA	5.00	06/25/33	3,050,739	3,011,290
Fairfax Financial Holdings	BB	8.25	10/01/15	2,500,000	2,100,000
First Tennessee National Bank	BBB+	4.50	05/15/13	5,000,000	4,573,460
Ford Motor Credit Co.	B+	7.38	10/28/09	3,000,000	2,773,614
GATX Financial Corp.	BBB	5.13	04/15/10	1,000,000	967,955
General Motor Acceptance Corp.	BB	0.00	12/01/12	10,000,000	5,691,570
HJ Heinz Finance	BBB+	6.00	03/15/12	2,000,000	1,990,962
Markel Corp.	BBB-	7.00	05/15/08	1,000,000	1,015,815
Markel Corp.	BBB-	6.80	02/15/13	1,000,000	1,008,406
National City Bank	A+	3.38	10/15/07	2,250,000	2,183,760
National Rural Utilities Coop. Finance Corp.	A+	3.88	02/15/08	1,500,000	1,459,026
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	1,000,000	1,033,747
SLM Corp.	A	4.00	01/15/09	2,250,000	2,161,971
Shurgard Storage Centers, Inc.	BBB-	7.75	02/22/11	750,000	798,143
Simon Property Group Inc.	A-	7.88	03/15/16	5,000,000	5,593,430
US Bank NA	AA	2.85	11/15/06	1,000,000	990,325
Union Planters Bank	A+	5.13	06/15/07	2,000,000	1,990,788
					65,126,990
HEALTHCARE (1.8%)
UnitedHealth Group	A	3.38	08/15/07	2,500,000	2,435,853
WellPoint, Inc.	BBB+	4.25	12/15/09	2,000,000	1,907,648
Wyeth	A	5.50	03/15/13	1,750,000	1,703,671
					6,047,172
INDUSTRIAL (4.7%)
Bunge, Ltd.	BBB	5.35	04/15/14	2,000,000	1,863,010
Deluxe Corp.	BBB-	3.50	10/01/07	1,500,000	1,432,706
Donnelley R.R. & Sons	A-	4.95	04/01/14	2,000,000	1,800,662
Lafarge Corp.	BBB	6.50	07/15/08	1,750,000	1,770,444
Masco Corp.	BBB+	5.88	07/15/12	2,000,000	1,965,640
Seariver Maritime	AAA	0.00	09/01/12	10,000,000	7,060,020
					15,892,482

5

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
TECHNOLOGY (1.2%)
Arrow Electronics	BBB-	6.88	06/01/18	2,000,000	1,965,628
Cisco Systems, Inc.	A+	5.25	02/22/11	2,000,000	1,962,904
					3,928,532
TELECOMMUNICATIONS (1.2%)
Nextel Communications, Inc.	A-	5.25	01/15/10	2,000,000	1,942,500
Verizon Global	A	4.00	01/15/08	2,000,000	1,949,476
					3,891,976
UTILITIES (2.9%)
Duke Energy Corp.	BBB+	4.50	04/01/10	750,000	718,820
Kinder Morgan	BBB	5.15	03/01/15	2,000,000	1,694,316
Pepco Holdings, Inc.	BBB	4.00	05/15/10	2,000,000	1,866,524
Progress Energy, Inc.	BBB	5.25	12/15/15	2,000,000	1,884,870
Telecom de Puerto Rico	BBB+	6.80	05/15/09	1,500,000	1,521,872
Virginia Electric & Power	BBB	4.50	12/15/10	2,000,000	1,891,168
					9,577,570

TOTAL LONG-TERM DEBT SECURITIES (Cost: $339,471,842) 98.2%					327,345,409

6

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.9%)
Nestle Capital Corp.	5.30	07/03/06	2,884,000	2,883,151

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,883,151) 0.9%				2,883,151

TOTAL INVESTMENTS (Cost: $342,354,993) 99.1%				330,228,560

OTHER NET ASSETS 0.9%				2,894,451

NET ASSETS 100.0%				$333,123,011

*Ratings as per Standard & Poor’s Corporation.

Abbreviations: FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

NR = Not Rated

(1) U.S. Government guaranteed ecurity.

(2)  Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

The total value of investments not rated or below-investment grade was $28,039,472, or 8.5 % of the Fund’s total investments as of June 30, 2006.

7

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)          The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

Attached hereto:

(a)	(1)	Not applicable to semi-annual report.
	(2)	Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

	(3)	Not applicable.

(b)		Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: August 29, 2006

By:	/s/ JOHN R. GREED
John R. Greed
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date: August 29, 2006